                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06654

                            BNY HAMILTON FUNDS, INC.
               (Exact name of registrant as specified in charter)

                3435 STELZER ROAD Suite 1000, COLUMBUS, OH 43219
               (Address of principal executive offices) (Zip code)

                                 MICK GRUNEWALD
                          3435 STELZER ROAD Suite 1000,
                               COLUMBUS, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-426-9363

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1.  Schedule of Investments.

BNY HAMILTON LARGE CAP EQUITY FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS--93.4%
            Aerospace and Defense--1.3%
   48,300   United Technologies Corp.                                $ 4,910,178
                                                                     -----------

            Banks--6.2%
  170,000   Bank of America Corp.                                      7,497,000
   90,000   Fifth Third Bancorp                                        3,868,200
  100,000   North Fork Bancorp, Inc.                                   2,774,000
  100,000   Wachovia Corp.                                             5,091,000
   80,000   Wells Fargo & Co.                                          4,784,000
                                                                     -----------
                                                                      24,014,200
                                                                     -----------

            Beverages--3.2%
  137,900   PepsiCo, Inc.                                              7,312,837
  120,000   The Coca-Cola Co.                                          5,000,400
                                                                     -----------
                                                                      12,313,237
                                                                     -----------

            Biotechnology--2.2%
   68,400   Amgen, Inc.*                                               3,981,564
  130,000   Celgene Corp.*                                             4,426,500
                                                                     -----------
                                                                       8,408,064
                                                                     -----------

            Chemicals--5.5%
  100,000   Air Products and Chemicals, Inc.                           6,329,000
  150,000   duPont (E.I.) de Nemours & Co.                             7,686,000
  125,000   International Flavors & Fragrances, Inc.                   4,937,500
   50,000   Rohm and Haas Co.                                          2,400,000
                                                                     -----------
                                                                      21,352,500
                                                                     -----------

            Commercial Services--1.2%
  175,000   ARAMARK Corp., Class B                                     4,599,000
                                                                     -----------

            Computers--3.1%
  400,000   EMC Corp.*                                                 4,928,000
   78,500   International Business Machines Corp. (IBM)                7,173,330
                                                                     -----------
                                                                      12,101,330
                                                                     -----------

            Cosmetics/Personal Care--1.7%
   25,000   The Gillette Co.                                           1,262,000
  100,000   The Procter & Gamble Co.                                   5,300,000
                                                                     -----------
                                                                       6,562,000
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP EQUITY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
            Distribution and Wholesale--1.2%
   80,000   CDW Corp.                                                $ 4,534,400
                                                                     -----------

            Diversified Financial Services--5.2%
  175,000   Citigroup, Inc.                                            7,864,500
  100,000   Merrill Lynch & Co., Inc.                                  5,660,000
  110,000   Morgan Stanley                                             6,297,500
                                                                     -----------
                                                                      19,822,000
                                                                     -----------

            Electric--2.1%
   60,000   Dominion Resources, Inc.                                   4,465,800
   80,000   Exelon Corp.                                               3,671,200
                                                                     -----------
                                                                       8,137,000
                                                                     -----------

            Electrical Components and Equipment--1.3%
   75,000   Emerson Electric Co.                                       4,869,750
                                                                     -----------

            Food--3.2%
  200,000   Campbell Soup Co.                                          5,804,000
  150,000   SYSCO Corp.                                                5,370,000
   90,000   Wild Oats Markets, Inc.*                                     956,700
                                                                     -----------
                                                                      12,130,700
                                                                     -----------

            Gas--0.7%
  100,000   Southern Union Co.                                         2,511,000
                                                                     -----------

            Healthcare - Products--3.2%
   85,000   Johnson & Johnson                                          5,708,600
   15,000   Kinetic Concepts, Inc.*                                      894,750
   35,000   Medtronic, Inc.                                            1,783,250
   50,000   Zimmer Holdings, Inc.*                                     3,890,500
                                                                     -----------
                                                                      12,277,100
                                                                     -----------

            Healthcare - Services--1.3%
   40,000   Wellpoint, Inc.*                                           5,014,000
                                                                     -----------

            Insurance--2.9%
   50,000   American International Group, Inc.                         2,770,500
   66,150   Prudential Financial, Inc.                                 3,797,010
  120,000   The St. Paul Cos., Inc.                                    4,407,600
                                                                     -----------
                                                                      10,975,110
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP EQUITY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
            Internet--0.6%
  100,000   IAC/InterActiveCorp                                      $ 2,227,000
                                                                     -----------

            Machinery - Construction and Mining--1.2%
   50,000   Caterpillar, Inc.                                          4,572,000
                                                                     -----------

            Media--2.3%
   50,000   The E.W. Scripps Co., Class A                              2,437,500
   70,000   Univision Communications, Inc.*                            1,938,300
  131,380   Viacom Inc., Class B*                                      4,575,965
                                                                     -----------
                                                                       8,951,765
                                                                     -----------

            Miscellaneous Manufacturing--7.5%
   67,500   3M                                                         5,784,075
   65,000   Eaton Corp.                                                4,251,000
  350,000   General Electric Co.                                      12,621,000
  120,000   Honeywell International, Inc.                              4,465,200
   50,000   Tyco International Ltd.                                    1,690,000
                                                                     -----------
                                                                      28,811,275
                                                                     -----------

            Oil and Gas--5.9%
   60,000   BP PLC ADR                                                 3,744,000
   70,000   ChevronTexaco Corp.                                        4,081,700
  150,000   Exxon Mobil Corp.                                          8,940,000
   40,000   Royal Dutch Petroleum Co. ADR                              2,401,600
   30,500   Total SA ADR                                               3,575,515
                                                                     -----------
                                                                      22,742,815
                                                                     -----------

            Oil and Gas Services--1.1%
    5,000   Halliburton Co.                                              216,250
   55,000   Schlumberger Ltd.                                          3,876,400
                                                                     -----------
                                                                       4,092,650
                                                                     -----------

            Pharmaceuticals--8.0%
  105,000   Abbott Laboratories                                        4,895,100
  117,000   Caremark Rx, Inc.*                                         4,654,260
  127,659   Gilead Sciences, Inc.*                                     4,570,192
  250,000   Pfizer, Inc.                                               6,567,501
  125,000   Teva Pharmaceutical Industries Ltd. ADR                    3,875,000
  150,000   Wyeth                                                      6,327,000
                                                                     -----------
                                                                      30,889,053
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP EQUITY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
            Pipelines--0.4%
   75,000   The Williams Cos., Inc.                                  $ 1,410,750
                                                                     -----------

            Real Estate Investment Trusts--1.9%
   70,000   Duke Realty Corp.                                          2,089,500
   40,000   Equity Residential                                         1,288,400
  225,000   Host Marriot Corp.                                         3,726,000
                                                                     -----------
                                                                       7,103,900
                                                                     -----------

            Retail--5.7%
  100,000   Kohl's Corp.*                                              5,163,000
  200,000   PETsMART, Inc.                                             5,750,000
  100,000   Wal-Mart Stores, Inc.                                      5,011,000
  150,000   Wendy's International, Inc.                                5,856,000
                                                                     -----------
                                                                      21,780,000
                                                                     -----------

            Semiconductors--1.2%
  200,000   Intel Corp.                                                4,646,000
                                                                     -----------

            Software--3.2%
  350,000   Microsoft Corp.                                            8,459,500
  300,000   Oracle Corp.*                                              3,744,000
                                                                     -----------
                                                                      12,203,500
                                                                     -----------

            Telecommunications--5.3%
  245,000   Cisco Systems, Inc.*                                       4,383,050
  100,000   Motorola, Inc.                                             1,497,000
   75,000   QUALCOMM, Inc.                                             2,748,750
  200,000   Scientific-Atlanta, Inc.                                   5,644,000
  275,000   Sprint Corp. (FON Group)                                   6,256,250
                                                                     -----------
                                                                      20,529,050
                                                                     -----------

            Toys, Games and Hobbies--1.0%
  175,000   Mattel, Inc.                                               3,736,250
                                                                     -----------

            Transportation--2.6%
  135,000   CSX Corp.                                                  5,622,750
   62,000   United Parcel Service, Inc., Class B                       4,509,880
                                                                     -----------
                                                                      10,132,630
                                                                     -----------

            Total Common Stocks
            (Cost $317,322,040)                                       358,360,20
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP EQUITY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
 OF SHARES                                                               VALUE
----------                                                           -----------
             CONVERTIBLE PREFERRED STOCKS--2.8%
             Electric--1.5%
    90,000   FPL Group, Inc. DECS                                  $  5,580,900
                                                                   ------------

             Insurance--1.3%
    80,000   The Hartford Financial Services PEPS                     5,156,000
                                                                   ------------

             Total Convertible Preferred Stocks
             (Cost $9,088,460)                                       10,736,900
                                                                   ------------

 PRINCIPAL
  AMOUNT
----------
             CONVERTIBLE BOND--0.7%
             Telecommunications--0.7%

$2,500,000   Corning, Inc.
             3.50%, 11/01/08
             (Cost $2,235,188)                                        2,865,625
                                                                   ------------

  NUMBER
 OF SHARES
----------
             MONEY MARKET FUND--2.6%
 9,802,568   BNY Hamilton Money Fund
             (Hamilton Shares), 2.48% (a)
             (Cost $9,802,568)                                        9,802,568
                                                                   ------------

             Total Investments Before Outstanding Written Options
             (Cost $338,448,256) -- 99.5%                           381,765,300
                                                                   ------------

                                                          STRIKE
 CONTRACTS                                                 PRICE
----------                                                ------
             OUTSTANDING WRITTEN OPTION--0.0%
       300   Mattel, Inc., expiration April 2005
             (Premiums received $26,099)                     $20        (42,750)
                                                                   ------------

             Total Investments Net of Outstanding
                Written Options
             (Cost $338,422,157) (b)--99.5%                         381,722,550
             Other assets less liabilities--0.5%                      2,071,041
                                                                   ------------
             Net Assets--100.0%                                    $383,793,591
                                                                   ============

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP EQUITY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

ADR  American Depositary Receipt.
DECS Dividend Enhanced Convertible Stock.
PEPS Premium Exchangeable Participating Securities.
*    Non-income producing security.
(a)  Represents annualized 7 day yield at March 31, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2005 net unrealized appreciation was $43,300,393 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $55,334,465 and aggregate gross unrealized depreciation of $12,034,072.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP GROWTH FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS--97.1%
            Advertising--1.1%
   43,380   Getty Images, Inc. *                                     $ 3,084,752
                                                                     -----------

            Aerospace and Defense--3.7%
   59,800   L-3 Communications Holdings, Inc.                          4,246,996
   62,680   United Technologies Corp.                                  6,372,049
                                                                     -----------
                                                                      10,619,045
                                                                     -----------

            Agriculture--1.2%
   56,410   Monsanto Co.                                               3,638,445
                                                                     -----------

            Banks--1.5%
   99,300   Fifth Third Bancorp                                        4,267,914
                                                                     -----------

            Beverages--2.0%
  109,350   PepsiCo, Inc.                                              5,798,831
                                                                     -----------

            Biotechnology--2.0%
   46,264   Amgen, Inc.*                                               2,693,027
   28,000   Genentech, Inc.*                                           1,585,080
   62,100   MedImmune, Inc.*                                           1,478,601
                                                                     -----------
                                                                       5,756,708
                                                                     -----------

            Chemicals--1.1%
   68,950   Praxair, Inc.                                              3,299,947
                                                                     -----------

            Computers--8.7%
  193,080   Dell Inc.*                                                 7,418,133
   62,680   DST Systems, Inc.*                                         2,894,562
  556,080   EMC Corp.*                                                 6,850,906
   86,260   International Business Machines Corp. (IBM)                7,882,438
                                                                     -----------
                                                                      25,046,039
                                                                     -----------

            Cosmetic and Personal Care--6.5%
  113,270   Colgate-Palmolive Co.                                      5,909,296
  136,410   The Estee Lauder Cos., Inc.                                6,135,722
  125,266   The Procter & Gamble Co.                                   6,639,098
                                                                     -----------
                                                                      18,684,116
                                                                     -----------

            Diversified Financial  Services--2.5%
   50,640   Legg Mason, Inc.                                           3,957,009
   57,810   T. Rowe Price Group, Inc.                                  3,432,758
                                                                     -----------
                                                                       7,389,767
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP GROWTH FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
            Entertainment--1.6%
  171,030   International Game Technology                            $ 4,559,660
                                                                     -----------

            Food--2.0%
  102,000   Campbell Soup Co.                                          2,960,040
  125,260   Sara Lee Corp.                                             2,775,762
                                                                     -----------
                                                                       5,735,802
                                                                     -----------

            Healthcare - Products--6.7%
   67,430   DENTSPLY International, Inc.                               3,668,866
   33,730   Gen-Probe, Inc.*                                           1,503,009
   98,810   Johnson & Johnson                                          6,636,080
  131,040   St. Jude Medical, Inc.                                     4,717,440
   35,620   Zimmer Holdings, Inc.*                                     2,771,592
                                                                     -----------
                                                                      19,296,987
                                                                     -----------

            Healthcare - Services--1.9%
   58,300   UnitedHealth Group, Inc.                                   5,560,654
                                                                     -----------

            Insurance--1.8%
   95,419   American International Group, Inc.                         5,287,167
                                                                     -----------

            Internet--1.1%
   94,600   Yahoo!, Inc.                                               3,206,940
                                                                     -----------

            Leisure Time--1.0%
   48,160   Harley-Davidson, Inc.                                      2,781,722
                                                                     -----------

            Media--4.7%
  163,180   Time Warner, Inc.*                                         2,863,809
  111,340   Univision Communications, Inc.*                            3,083,005
  127,750   Viacom Inc., Class B                                       4,449,532
   98,830   XM Satellite Radio Holdings, Inc. *                        3,113,145
                                                                     -----------
                                                                      13,509,491
                                                                     -----------

            Miscellaneous Manufacturing--4.4%
   53,030   3M Co.                                                     4,544,141
   41,885   Danaher Corp.                                              2,237,078
  164,768   General Electric Co.                                       5,941,534
                                                                     -----------
                                                                      12,722,753
                                                                     -----------

            Pharmaceuticals--13.3%
  130,140   Abbott Laboratories                                        6,067,126
  153,720   Caremark Rx, Inc.*                                         6,114,981
   70,840   Eli Lilly and Co.                                          3,690,764
  102,210   Gilead Sciences, Inc.*                                     3,659,118

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP GROWTH FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                           ------------
            COMMON STOCKS (CONTINUED)
  143,280   IVAX Corp.                                              $  2,832,646
  192,720   Pfizer, Inc.                                               5,062,754
   90,640   Roche Holding (UK) Ltd. ADR                                4,874,592
  332,510   Schering-Plough Corp.                                      6,035,057
                                                                    ------------
                                                                      38,337,038
                                                                    ------------

            Retail--8.1%
   81,890   CVS Corp.                                                  4,309,052
  266,950   PETsMART, Inc.                                             7,674,812
  183,170   The TJX Co., Inc.                                          4,511,477
  138,100   Wal-Mart Stores, Inc.                                      6,920,191
                                                                    ------------
                                                                      23,415,532
                                                                    ------------

            Semiconductors--6.9%
  201,475   Analog Devices, Inc.                                       7,281,307
   91,540   KLA-Tencor Corp.*                                          4,211,755
  112,330   Linear Technology Corp.                                    4,303,362
  103,570   Maxim Integrated Products, Inc.                            4,232,906
                                                                    ------------
                                                                      20,029,330
                                                                    ------------

            Software--7.0%
  101,190   Mercury Interactive Corp.*                                 4,794,382
  402,360   Microsoft Corp.                                            9,725,042
  336,240   Oracle Corp.*                                              4,196,275
  174,600   Siebel Systems, Inc.*                                      1,594,098
                                                                    ------------
                                                                      20,309,797
                                                                    ------------

            Telecommunications--5.0%
  584,540   Cisco Systems, Inc.*                                      10,457,421
  181,180   Sprint Corp. (FON Group)                                   4,121,845
                                                                    ------------
                                                                      14,579,266
                                                                    ------------

            Toys, Games and Hobbies--1.3%
  190,330   Marvel Enterprises, Inc.*                                  3,806,600
                                                                    ------------

            Total Common Stocks
            (Cost $269,633,664)                                      280,724,303
                                                                    ------------

            MONEY MARKET FUND--2.9%
8,427,076   BNY Hamilton Money Fund
            (Hamilton Shares), 2.48% (a)
            (Cost $8,427,076)                                          8,427,076
                                                                    ------------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP GROWTH FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   ------------
            Total Investments
            (Cost $278,060,740)(b)--100.0%                         $289,151,379
            Liabilities in excess of other assets--(0.0%)              (161,141)
                                                                   ------------
            Net Assets--100.0%                                     $288,990,238
                                                                   ============

ADR  American Depositary Receipt.
*    Non-income producing security.
(a)  Represents annualized 7 day yield at March 31, 2005.
(b) The cost stated also approximate the aggregate cost for Federal income tax purposes. At March 31, 2005, net unrealized appreciation was $11,090,639 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $20,790,436 and aggregate gross unrealized depreciation of $9,699,797.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP VALUE FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS--96.5%
            Aerospace and Defense--1.1%
   29,000   United Technologies Corp.                                $ 2,948,140
                                                                     -----------

            Banks--5.4%
  140,294   Bank of America Corp.                                      6,186,965
   20,000   M&T Bank Corp.                                             2,041,200
  200,000   U.S. Bancorp                                               5,764,000
                                                                     -----------
                                                                      13,992,165
                                                                     -----------

            Building Materials--4.8%
   70,000   Florida Rock Industries, Inc.                              4,117,400
  240,000   Masco Corp.                                                8,320,800
                                                                     -----------
                                                                      12,438,200
                                                                     -----------

            Chemicals--5.8%
  100,000   duPont (E.I.) de Nemours & Co.                             5,124,000
  140,700   Olin Corp.                                                 3,137,610
  140,000   Praxair, Inc.                                              6,700,400
                                                                     -----------
                                                                      14,962,010
                                                                     -----------

            Computers--3.0%
   86,000   International Business Machines Corp. (IBM)                7,858,680
                                                                     -----------

            Diversified Financial Services--9.3%
  170,000   Citigroup, Inc.                                            7,639,800
  146,000   J.P. Morgan Chase & Co.                                    5,051,600
   70,000   Morgan Stanley                                             4,007,500
   66,000   The Goldman Sachs Group, Inc.                              7,259,340
                                                                     -----------
                                                                      23,958,240
                                                                     -----------

            Electric--9.8%
  141,000   Ameren Corp.                                               6,910,410
  290,000   Duke Energy Corp.                                          8,122,900
  116,000   Exelon Corp.                                               5,323,240
  326,000   TECO Energy, Inc.                                          5,111,680
                                                                     -----------
                                                                      25,468,230
                                                                     -----------

            Gas--0.9%
   62,000   KeySpan Corp.                                              2,416,140
                                                                     -----------

            Hand/Machine Tools--1.0%
   60,000   The Stanley Works                                          2,716,200
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP VALUE FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
            Healthcare - Products--4.1%
  126,000   Johnson & Johnson                                        $ 8,462,160
   28,500   Zimmer Holdings, Inc.*                                     2,217,585
                                                                     -----------
                                                                      10,679,745
                                                                     -----------

            Insurance--2.9%
  140,000   The Allstate Corp.                                         7,568,400
                                                                     -----------

            Machinery - Construction and Mining--2.7%
   76,000   Caterpillar, Inc.                                          6,949,440
                                                                     -----------

            Mining--2.1%
  176,000   Alcoa, Inc.                                                5,348,640
                                                                     -----------

            Miscellaneous Manufacturing--8.6%
   66,000   3M Co.                                                     5,655,540
   92,000   Dover Corp.                                                3,476,680
   76,000   Eaton Corp.                                                4,970,400
  226,000   General Electric Co.                                       8,149,560
                                                                     -----------
                                                                      22,252,180
                                                                     -----------

            Oil and Gas--10.4%
   66,000   BP PLC ADR                                                 4,118,400
   86,000   ChevronTexaco Corp.                                        5,014,660
   40,000   ConocoPhillips                                             4,313,600
   10,000   EnCana Corp.                                                 704,200
  120,000   Marathon Oil Corp.                                         5,630,400
   14,000   Nabors Industries Ltd.*                                      827,960
  140,000   Petroleo Brasileiro S.A. - Petrobras ADR                   5,956,800
                                                                     -----------
                                                                      26,566,020
                                                                     -----------

            Oil and Gas Services--1.1%
   60,000   Grant Prideco, Inc.*                                       1,449,600
   25,000   Weatherford International Ltd.*                            1,448,500
                                                                     -----------
                                                                       2,898,100
                                                                     -----------

            Pharmaceuticals--3.4%
   80,221   Medco Health Solutions, Inc.*                              3,976,555
  186,000   Pfizer, Inc.                                               4,886,220
                                                                     -----------
                                                                       8,862,775
                                                                     -----------

            Pipelines--1.6%
  220,000   The Williams Cos., Inc.                                    4,138,200
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP VALUE FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                           ------------
            COMMON STOCKS (CONTINUED)
            Retail--10.3%
   55,000   Costco Wholesale Corp.                                  $  2,429,900
  146,000   CVS Corp.                                                  7,682,520
   86,000   Federated Department Stores, Inc.                          5,473,040
  120,000   J. C. Penney Co., Inc. (Holding Co.)                       6,230,400
  196,000   Limited Brands                                             4,762,800
                                                                    ------------
                                                                      26,578,660
                                                                    ------------

            Semiconductors--1.9%
   60,000   Intel Corp.                                                1,393,800
  140,000   Texas Instruments, Inc.                                    3,568,600
                                                                    ------------
                                                                       4,962,400
                                                                    ------------

            Software--0.8%
   84,000   Microsoft Corp.                                            2,030,280
                                                                    ------------

            Telecommunications--4.2%
  490,000   Lucent Technologies, Inc.*                                 1,347,500
  162,000   Nokia Corp. ADR                                            2,499,660
  200,000   Verizon Communications, Inc.                               7,100,000
                                                                    ------------
                                                                      10,947,160
                                                                    ------------

            Transportation--1.2%
   60,000   Canadian Pacific Railway Ltd.                              2,158,200
   38,000   GulfMark Offshore, Inc.*                                     984,580
                                                                    ------------
                                                                       3,142,780
                                                                    ------------

            Total Common Stocks
            (Cost $219,449,252)                                      249,682,785
                                                                    ------------

            MONEY MARKET FUND--3.4%
8,841,231   BNY Hamilton Money Fund
            (Hamilton Shares), 2.48% (a)
            (Cost $8,841,231)                                          8,841,231
                                                                    ------------

            Total Investments
            (Cost $228,290,483) (b)--99.9%                           258,524,016
            Other assets less liabilities--0.1%                          259,018
                                                                    ------------
            Net Assets--100.0%                                      $258,783,034
                                                                    ============

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP VALUE FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

ADR  American Depositary Receipt.
*    Non-income producing security.
(a)  Represents annualized 7 day yield at March 31, 2005.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2005, net unrealized appreciation was $30,233,533 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $34,473,355 and aggregate gross unrealized depreciation of $4,239,822.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON SMALL CAP CORE EQUITY FUND+
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                                 VALUE
---------                                                               --------
            COMMON STOCKS--93.7%
            Aerospace and Defense--2.7%
    6,900   MTC Technologies, Inc.*                                     $224,250
                                                                        --------

            Banks--5.6%
   11,500   Southwest Bancorp. of Texas, Inc.                            211,025
   10,600   Umpqua Holdings Corp.                                        247,510
                                                                        --------
                                                                         458,535
                                                                        --------

            Biotechnology--3.0%
    5,300   Charles River Laboratories International, Inc.*              249,312
                                                                        --------

            Building Materials--3.1%
    6,500   Universal Forest Products, Inc.                              252,525
                                                                        --------

            Chemicals--2.7%
    6,500   Cabot Corp.                                                  217,295
                                                                        --------

            Commercial Services--7.4%
    3,800   Landauer, Inc.                                               180,652
    8,700   NCO Group, Inc.*                                             170,085
    8,100   Ritchie Bros. Auctioneers, Inc.                              255,960
                                                                        --------
                                                                         606,697
                                                                        --------

            Computers--2.2%
    3,900   Cognizant Technology Solutions Corp.*                        180,180
                                                                        --------

            Distribution and Wholesale--3.2%
   12,900   LKQ Corp.*                                                   258,903
                                                                        --------

            Diversified Financial Services--6.8%
    7,500   CapitalSource, Inc. *                                        172,500
    5,500   National Financial Partners Corp.                            218,900
                                                                        --------
                                                                         391,400
                                                                        --------

            Electric--3.0%
   11,500   Cleco Corp.                                                  244,950
                                                                        --------

            Environmental Control--3.0%
    5,600   Stericycle, Inc.*                                            247,520
                                                                        --------

            Food--2.7%
    8,100   Performance Food Group Co.*                                  224,208
                                                                        --------

+ The Fund's inception date was March 2, 2005.

BNY HAMILTON SMALL CAP CORE EQUITY FUND+
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                                 VALUE
---------                                                               --------
            COMMON STOCKS (CONTINUED)
            Healthcare-Products--4.7%
    3,800   Respironics, Inc.*                                          $221,426
    2,200   The Cooper Cos., Inc.                                        160,380
                                                                        --------
                                                                         381,806
                                                                        --------

            Home Builders--5.9%
    3,400   Standard Pacific Corp.                                       245,446
    8,000   Thor Industries, Inc.                                        239,280
                                                                        --------
                                                                         484,726
                                                                        --------

            Household Products/Wares--3.1%
   12,500   Tupperware Corp.                                             254,500
                                                                        --------

            Housewares--3.1%
    2,900   The Toro Co.                                                 256,650
                                                                        --------

            Internet--2.3%
   14,700   Akamai Technologies, Inc.*                                   187,131
                                                                        --------

            Leisure Time--3.2%
    9,700   Life Time Fitness, Inc.*                                     261,706
                                                                        --------

            Machinery-Diversified--2.9%
    9,600   Cognex Corp.                                                 238,848
                                                                        --------

            Media--2.1%
    4,600   Scholastic Corp.*                                            169,694
                                                                        --------

            Miscellaneous Manufacturing--2.6%
    6,400   Matthews International Corp., Class A                        209,664
                                                                        --------

            Oil and Gas--2.7%
    4,400   St. Mary Land & Exploration Co.                              220,220
                                                                        --------

            Oil and Gas Services--5.3%
    4,700   Cal Dive International, Inc.*                                212,910
    5,800   Universal Compression Holdings, Inc.*                        219,646
                                                                        --------
                                                                         432,556
                                                                        --------

            Pharmaceuticals--1.1%
    5,200   Prestige Brands Holdings, Inc.*                               91,780
                                                                        --------

            Retail--5.5%
    3,600   A.C. Moore Arts & Crafts, Inc.*                               95,976
    6,000   Hibbett Sporting Goods, Inc.*                                180,240

+ The Fund's inception date was March 2, 2005.

BNY HAMILTON SMALL CAP CORE EQUITY FUND+
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
    3,500   O'Reilly Automotive, Inc. *                              $  173,355
                                                                     ----------
                                                                        449,571
                                                                     ----------

            Semiconductors--2.8%
   15,800   Mykrolis Corp. *                                            225,940
                                                                     ----------

            Telecommunications--3.0%
   17,100   Newport Corp. *                                             247,779
                                                                     ----------

            Total Common Stocks
            (Cost $7,757,598)                                         7,668,346
                                                                     ----------

            MUTUAL FUND--3.0%
    8,500   Tortoise Energy Infrastructure Corp.
            (Cost $251,661)                                             242,590
                                                                     ----------

            MONEY MARKET FUND--10.2%
  834,353   BNY Hamilton Money Fund
            (Hamilton Shares), 2.48% (a)
            (Cost $834,353)                                             834,353
                                                                     ----------

            Total Investments
            (Cost $8,843,613) (b)--106.9%                             8,745,289
            Liabilities in excess of other assets--(6.9%)              (563,961)
                                                                     ----------
            Net Assets--100.0%                                       $8,181,328
                                                                     ==========

*    Non-income producing security.
(a)  Represents annualized 7 day yield at March 31, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2005, net unrealized appreciation was $98,324 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $71,020 and aggregate gross unrealized depreciation of $169,344.

+ The Fund's inception date was March 2, 2005.

BNY HAMILTON SMALL CAP GROWTH FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS--98.6%
            Apparel--3.3%
  215,080   Columbia Sportswear Co.*                                 $11,448,708
  306,250   Phillips-Van Heusen Corp.                                  8,158,500
   83,900   The Warnaco Group, Inc.*                                   2,016,956
  150,900   Wolverine World Wide, Inc.*                                3,233,787
                                                                     -----------
                                                                      24,857,951
                                                                     -----------

            Banks--3.3%
  143,670   Boston Private Financial Holdings, Inc.                    3,412,163
   64,790   Community Banks, Inc.                                      1,619,102
   97,210   East-West Bancorp, Inc.                                    3,588,993
  297,720   UCBH Holdings, Inc.                                       11,879,028
   28,900   Westamerica Bancorp                                        1,496,153
   62,850   Wilmington Trust Corp.                                     2,206,035
                                                                     -----------
                                                                      24,201,474
                                                                     -----------

            Beverages--0.7%
  210,230   Peet's Coffee & Tea, Inc.*                                 5,182,170
                                                                     -----------

            Biotechnology--4.2%
  294,780   Charles River Laboratories International, Inc.*           13,866,451
  140,015   Genitope Corp.*                                            1,750,188
  219,670   Martek Biosciences Corp.*                                 12,782,597
  324,330   Tercica, Inc.*                                             2,474,638
                                                                     -----------
                                                                      30,873,874
                                                                     -----------

            Chemicals--2.3%
  549,790   Airgas, Inc.                                              13,134,483
  117,800   Cabot Microelectronics Corp.*                              3,696,564
                                                                     -----------
                                                                      16,831,047
                                                                     -----------

            Commercial Services--4.7%
  409,780   CoStar Group, Inc.*                                       15,100,392
  306,670   Education Management Corp.*                                8,571,427
  217,910   Forrester Research, Inc.*                                  3,068,173
  379,030   Spherion Corp.*                                            2,838,935
   36,340   Strayer Education, Inc.                                    4,118,049
    1,740   The Advisory Board Co.*                                       76,038
  240,900   The Princeton Review, Inc.*                                1,327,359
                                                                     -----------
                                                                      35,100,373
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON SMALL CAP GROWTH FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
            Computers--1.7%
  101,930   M-Systems Flash Disk Pioneers Ltd.*                      $ 2,246,537
  181,940   Manhattan Associates, Inc.*                                3,706,118
  496,790   Perot Systems Corp., Class A*                              6,676,858
                                                                     -----------
                                                                      12,629,513
                                                                     -----------

            Distribution and Wholesale--2.0%
  867,140   Bell Microproducts, Inc.*                                  6,486,207
  259,410   SCP Pool Corp.                                             8,264,803
                                                                     -----------
                                                                      14,751,010
                                                                     -----------

            Diversified Financial Services--2.3%
  262,410   National Financial Partners Corp.                         10,443,918
   18,800   Piper Jaffray Cos., Inc.*                                    687,892
  295,110   Waddell & Reed Financial, Inc.                             5,825,471
                                                                     -----------
                                                                      16,957,281
                                                                     -----------

            Electrical Components and Equipment--1.6%
  235,410   Belden CDT, Inc.                                           5,228,456
  380,730   Wilson Greatbatch Technologies, Inc.*                      6,944,515
                                                                     -----------
                                                                      12,172,971
                                                                     -----------

            Electronics--3.8%
   22,090   Cogent, Inc.*                                                556,226
  258,550   Coherent, Inc.*                                            8,728,648
   10,200   Dolby Laboratories, Inc., Class A*                           239,700
   63,020   Excel Technology, Inc.*                                    1,549,032
  271,770   KEMET Corp.*                                               2,106,218
  176,900   Photon Dynamics, Inc.*                                     3,371,714
  637,590   Plexus Corp.*                                              7,338,661
  121,940   Trimble Navigation Ltd.*                                   4,122,791
                                                                     -----------
                                                                      28,012,990
                                                                     -----------

            Energy-Alternate Sources--0.5%
  275,060   KFx, Inc.*                                                 3,685,804
                                                                     -----------

            Engineering and Construction--1.5%
  160,100   Dycom Industries, Inc.*                                    3,680,699
  342,250   The Shaw Group, Inc.*                                      7,461,050
                                                                     -----------
                                                                      11,141,749
                                                                     -----------

            Entertainment--0.9%
  121,640   International Speedway Corp.                               6,598,970
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON SMALL CAP GROWTH FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
            Food--2.7%
  517,210   Performance Food Group Co.*                              $14,316,373
  193,300   United Natural Foods, Inc.*                                5,534,179
                                                                     -----------
                                                                      19,850,552
                                                                     -----------

            Healthcare-Products--5.8%
  570,380   Conceptus, Inc.*                                           4,448,964
  294,790   Digirad Corp*                                              2,284,623
  215,600   Merit Medical Systems, Inc.*                               2,585,044
  139,250   NuVasive, Inc.*                                            1,799,110
  398,195   PSS World Medical, Inc.*                                   4,527,477
  239,960   Respironics, Inc.*                                        13,982,469
  132,200   Shamir Optical Industry Ltd.*                              2,042,490
  312,390   Wright Medical Group, Inc.*                                7,497,360
  172,190   Zoll Medical Corp.*                                        3,879,441
                                                                     -----------
                                                                      43,046,978
                                                                     -----------

            Healthcare-Services--7.6%
  366,040   American Healthways, Inc.*                                12,086,640
   16,000   AMERIGROUP Corp.*                                            584,960
  219,090   AmSurg Corp.*                                              5,542,977
    9,400   Centene Corp.*                                               281,906
  229,390   LifePoint Hospitals, Inc.*                                10,056,458
    6,650   Molina Healthcare, Inc.*                                     306,499
  324,190   Renal Care Group, Inc.*                                   12,299,768
   92,150   United Surgical Partners International, Inc.*              4,217,706
  510,370   VistaCare, Inc.*                                          10,447,273
   21,600   WellCare Health Plans, Inc.*                                 657,936
                                                                     -----------
                                                                      56,482,123
                                                                     -----------

            Household Products and Wares--0.4%
  119,600   Fossil, Inc.*                                              3,100,630
                                                                     -----------

            Insurance--1.5%
  280,840   ProAssurance Corp.*                                       11,093,180
                                                                     -----------

            Internet--4.4%
  415,490   aQuantive, Inc.*                                           4,599,474
   34,200   Blue Coat Systems, Inc.*                                     803,700
   56,290   Digital River, Inc.*                                       1,753,996
  134,590   F5 Networks, Inc.*                                         6,795,450
   47,400   j2 Global Communications, Inc.*                            1,626,294
  170,030   Macromedia, Inc.*                                          5,696,005
  406,400   RSA Security, Inc.*                                        6,441,440

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON SMALL CAP GROWTH FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
  670,870   Sapient Corp.*                                           $ 4,927,540
                                                                     -----------
                                                                      32,643,899
                                                                     -----------

            Iron and Steel--0.4%
  129,030   Allegheny Technologies, Inc.                               3,110,913
                                                                     -----------

            Machinery-Diversified--0.9%
  191,390   Briggs & Stratton Corp.                                    6,968,510
                                                                     -----------

            Media--3.4%
  173,435   Cumulus Media, Inc., Class A*                              2,471,449
  588,070   Radio One, Inc., Class D*                                  8,674,033
  379,310   Scholastic Corp.*                                         13,992,745
                                                                     -----------
                                                                      25,138,227
                                                                     -----------

            Miscellaneous Manufacturing--0.7%
  204,270   Acuity Brands, Inc.                                        5,515,290
                                                                     -----------

            Oil and Gas--1.5%
   59,470   Atwood Oceanics, Inc.*                                     3,957,134
  680,200   Grey Wolf, Inc.*                                           4,475,715
  117,790   Todco, Class A*                                            3,043,694
                                                                     -----------
                                                                      11,476,543
                                                                     -----------

            Oil and Gas Services--2.7%
  187,870   Core Laboratories NV*                                      4,822,623
   72,170   Maverick Tube Corp.*                                       2,346,247
  154,060   Oceaneering International, Inc.*                           5,777,250
  422,300   Superior Energy Services, Inc.*                            7,263,560
                                                                     -----------
                                                                      20,209,680
                                                                     -----------

            Pharmaceuticals--5.6%
  264,110   Alkermes, Inc.*                                            2,741,462
  183,910   Amylin Pharmaceuticals, Inc.*                              3,216,586
  153,100   Connetics Corp.*                                           3,871,899
  112,760   Cubist Pharmaceuticals, Inc.*                              1,197,511
  155,230   Neurocrine Biosciences, Inc.*                              5,908,054
  263,160   NPS Pharmaceuticals, Inc.*                                 3,321,079
  722,220   Prestige Brands Holdings, Inc.*                           12,747,183
  410,900   VCA Antech, Inc.*                                          8,312,507
                                                                     -----------
                                                                      41,316,281
                                                                     -----------

            Retail--13.8%
  590,530   A.C. Moore Arts & Crafts, Inc.*                           15,743,529
  333,400   AnnTaylor Stores Corp.*                                    8,531,706

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON SMALL CAP GROWTH FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                           ------------
            COMMON STOCKS (CONTINUED)
   73,290   BJ's Restaurants, Inc.*                                 $  1,421,093
  121,670   Buffalo Wild Wings, Inc.*                                  4,602,776
  422,280   Dick's Sporting Goods, Inc.*                              15,510,344
  700,850   Fred's, Inc.                                              12,033,595
  770,910   Hot Topic, Inc.*                                          16,844,383
   26,750   Jo-Ann Stores, Inc.*                                         751,408
   79,200   MarineMax, Inc.*                                           2,469,456
   69,020   MSC Industrial Direct Co., Inc., Class A                   2,109,251
  169,950   Pacific Sunwear of California, Inc.*                       4,755,201
  111,930   School Specialty, Inc.*                                    4,383,179
  135,200   The Cheesecake Factory, Inc.*                              4,792,840
   90,400   Tractor Supply Co.*                                        3,945,960
  230,030   West Marine, Inc.*                                         4,890,438
                                                                    ------------
                                                                     102,785,159
                                                                    ------------

            Savings and Loans--1.7%
  259,010   Commercial Capital Bancorp*                                5,270,854
   91,830   Dime Community Bancshares                                  1,395,816
  197,990   Flushing Financial Corp.                                   3,603,418
   85,225   PFF Bancorp, Inc.                                          2,352,210
                                                                    ------------
                                                                      12,622,298
                                                                    ------------

            Semiconductors--6.5%
  478,200   Entegris, Inc.*                                            4,729,398
  346,350   Fairchild Semiconductor Corp.*                             5,309,546
  373,560   FormFactor, Inc.*                                          8,457,398
  627,540   LTX Corp.*                                                 2,786,278
  155,780   MKS Instruments, Inc.*                                     2,473,786
  299,900   O2Micro International Ltd.*                                3,085,971
  672,010   Semtech Corp.*                                            12,008,818
  525,330   Skyworks Solutions, Inc.*                                  3,335,846
  554,810   Zoran Corp.*                                               5,742,284
                                                                    ------------
                                                                      47,929,325
                                                                    ------------

            Software--2.6%
  363,050   FileNET Corp.*                                             8,270,279
  612,680   Packeteer, Inc.*                                           9,429,145
  223,330   Phase Forward, Inc.*                                       1,458,345
                                                                    ------------
                                                                      19,157,769
                                                                    ------------

            Telecommunications--1.0%
    6,320   JAMDAT Mobile, Inc.*                                       1,488,157
  145,900   NETGEAR, Inc.*                                             2,201,631

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON SMALL CAP GROWTH FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                           ------------
            COMMON STOCKS (CONTINUED)
  752,370   RF Micro Devices, Inc.*                                 $  3,927,371
                                                                    ------------
                                                                       7,617,159
                                                                    ------------

            Transportation--2.6%
  173,720   Kirby Corp.*                                               7,301,452
  165,590   SCS Transportation, Inc.*                                  3,078,318
  127,770   UTi Worldwide, Inc.                                        8,873,626
                                                                    ------------
                                                                      19,253,396
                                                                    ------------

            Total Common Stocks
            (Cost $714,829,864)                                      732,315,089
                                                                    ------------

            MONEY MARKET FUND--0.4%
3,021,105   BNY Hamilton Money Fund
            (Hamilton Shares), 2.48% (a)
            (Cost $3,021,105)                                          3,021,105
                                                                    ------------

            Total Investments
            (Cost $717,850,969) (b)--99.0%                           735,336,194
            Other assets less liabilities--1.0%                        7,319,714
                                                                    ------------
            Net Assets--100.0%                                      $742,655,908
                                                                    ============

*    Non-income producing security.
(a)  Represents annualized 7day yield at March 31, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2005, net unrealized appreciation was $17,485,225 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $78,180,547 and aggregate gross unrealized depreciation of $60,695,322.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON MULTI-CAP EQUITY FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS--97.0%
            Banks--6.3%
   12,000   M&T Bank Corp.                                            $1,224,720
   35,000   National City Corp.                                        1,172,500
   54,000   TCF Financial Corp.                                        1,466,100
                                                                      ----------
                                                                       3,863,320
                                                                      ----------

            Beverages--2.4%
   28,000   PepsiCo, Inc.                                              1,484,840
                                                                      ----------

            Biotechnology--1.9%
   25,000   Charles River Laboratories International, Inc.*            1,176,000
                                                                      ----------

            Building Materials--3.5%
   55,000   Universal Forest Products, Inc.                            2,136,750
                                                                      ----------

            Commercial Services--1.7%
   55,000   NCO Group, Inc.*                                           1,075,250
                                                                      ----------

            Computers--2.4%
   32,000   Dell, Inc.*                                                1,229,440
   73,000   iGATE Corp.*                                                 272,290
                                                                      ----------
                                                                       1,501,730
                                                                      ----------

            Diversified Financial Services--5.8%
   18,000   Capital One Financial Corp.                                1,345,860
   30,000   CapitalSource, Inc. *                                        690,000
   35,000   Citigroup, Inc.                                            1,572,900
                                                                      ----------
                                                                       3,608,760
                                                                      ----------

            Electric--6.9%
   22,000   Dominion Resources, Inc.                                   1,637,460
  160,124   The AES Corp.*                                             2,622,831
                                                                      ----------
                                                                       4,260,291
                                                                      ----------

            Engineering and Construction--2.5%
   30,000   Jacobs Engineering Group, Inc.*                            1,557,600
                                                                      ----------

            Food--2.4%
   30,000   General Mills, Inc.                                        1,474,500
                                                                      ----------

            Gas--2.0%
   32,000   KeySpan Corp.                                              1,247,040
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON MULTI-CAP EQUITY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
            Healthcare-Products--4.1%
   20,000   Johnson & Johnson                                         $1,343,200
   27,000   Stryker Corp.                                              1,204,470
                                                                      ----------
                                                                       2,547,670
                                                                      ----------

            Healthcare-Services--3.6%
   30,000   Aetna, Inc.                                                2,248,500
                                                                      ----------

            Home Builders--2.9%
   25,000   Standard Pacific Corp.                                     1,804,750
                                                                      ----------

            Leisure Time--2.1%
   22,000   Harley-Davidson, Inc.                                      1,270,720
                                                                      ----------

            Machinery-Construction and Mining--1.9%
   13,000   Caterpillar, Inc.                                          1,188,720
                                                                      ----------

            Machinery-Diversified--2.0%
   50,000   Cognex Corp.                                               1,244,000
                                                                      ----------

            Media--2.4%
   51,000   The Walt Disney Co.                                        1,465,230
                                                                      ----------

            Miscellaneous Manufacturing--4.7%
   45,000   General Electric Co.                                       1,622,700
   35,000   Honeywell International, Inc.                              1,302,350
                                                                      ----------
                                                                       2,925,050
                                                                      ----------

            Oil and Gas--8.1%
   30,000   Exxon Mobil Corp.                                          1,788,000
   25,000   Noble Energy, Inc.                                         1,700,500
   25,000   Royal Dutch Petroleum Co. ADR                              1,501,000
                                                                      ----------
                                                                       4,989,500
                                                                      ----------

            Pharmaceuticals--5.1%
   50,000   Bristol-Myers Squibb Co.                                   1,273,000
   25,000   Merck & Co., Inc.                                            809,250
   40,000   Pfizer, Inc.                                               1,050,800
                                                                      ----------
                                                                       3,133,050
                                                                      ----------

            Pipelines--5.9%
   17,000   Kinder Morgan, Inc.                                        1,286,900
   40,000   Questar Corp.                                              2,370,000
                                                                      ----------
                                                                       3,656,900
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON MULTI-CAP EQUITY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                              VALUE
---------                                                           ------------
            COMMON STOCKS (CONTINUED)
            Retail--4.6%
   23,000   Lowe's Cos., Inc.                                       $ 1,313,070
   35,000   Walgreen Co.                                              1,554,700
                                                                    -----------
                                                                      2,867,770
                                                                    -----------

            Schools--2.0%
   65,000   DeVry, Inc.*                                              1,229,800
                                                                    -----------

            Semiconductors--3.5%
   28,000   Analog Devices, Inc.                                      1,011,920
   70,000   Applied Materials, Inc.*                                  1,137,500
                                                                    -----------
                                                                      2,149,420
                                                                    -----------

            Software--2.2%
   55,000   Microsoft Corp.                                           1,329,350
                                                                    -----------

            Telecommunications--4.0%
   30,000   AT&T Corp.                                                  562,500
  220,000   Lucent Technologies, Inc.*                                  605,000
   30,000   MCI, Inc.                                                   747,600
   24,000   SBC Communications, Inc.                                    568,560
                                                                    -----------
                                                                      2,483,660
                                                                    -----------

            Total Common Stocks
            (Cost $43,822,575)                                       59,920,171
                                                                    -----------

            MONEY MARKET FUND--3.8%
2,324,961   BNY Hamilton Money Fund
            (Hamilton Shares), 2.48% (a)
            (Cost $2,324,961)                                         2,324,961
                                                                    -----------

            Total Investments
            (Cost $46,147,536) (b)--100.8%                           62,245,132
            Liabilities in excess of other assets--(0.8%)              (484,645)
                                                                    -----------
            Net Assets--100.0%                                      $61,760,487
                                                                    ===========

ADR  American Deposit Receipt.
*    Non-income producing security.
(a)  Represents annualized 7 day yield March 31, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2005, net unrealized appreciation was $16,097,596 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $18,163,447 and aggregate gross unrealized depreciation of $2,065,851.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                             US$ VALUE
---------                                                            -----------
            COMMON STOCKS--99.5%
            Australia--5.2%
   13,700   Ansell Ltd. ADR                                          $   417,124
   47,799   BHP Ltd. ADR                                               1,337,417
   19,275   Coles Myer Ltd.                                            1,128,744
   19,500   Commonwealth Bank of Australia ADR                         1,582,035
  218,800   Foster's Group Ltd. ADR                                      868,264
  149,400   Lend Lease Corp. Ltd. ADR                                  1,456,158
   13,320   National Australia Bank Ltd. ADR                           1,461,870
   85,447   Newcrest Mining Ltd. ADR                                   1,150,757
    3,319   Rio Tinto Ltd. ADR                                           463,572
   19,860   Westpac Banking Corp. ADR                                  1,467,654
   58,405   Woodside Petroleum Ltd. ADR                                1,097,856
                                                                     -----------
                                                                      12,431,451
                                                                     -----------

            Austria--0.4%
   34,400   Erste Bank der oesterreichischen Sparkassen ADR              901,982
                                                                     -----------

            Belgium--1.5%
   10,700   Delhaize Group ADR                                           734,555
   61,600   Fortis ADR                                                 1,759,678
    8,300   Solvay SA ADR                                                991,871
                                                                     -----------
                                                                       3,486,104
                                                                     -----------

            Denmark--0.8%
   30,900   Danske Bank A/S ADR                                          898,884
   19,000   Novo Nordisk A/S ADR                                       1,060,580
                                                                     -----------
                                                                       1,959,464
                                                                     -----------

            Finland--1.4%
   39,600   Metso Corp. ADR                                              714,780
  127,800   Nokia Corp. ADR                                            1,971,954
   31,200   UPM-Kymmene Oyj ADR                                          696,696
                                                                     -----------
                                                                       3,383,430
                                                                     -----------

            France--9.6%
   54,300   Alcatel SA ADR                                               655,401
   45,300   Axa ADR                                                    1,208,604
   51,400   BNP Paribas SA ADR                                         1,825,358
   41,306   Business Objects SA ADR*                                   1,110,718
   44,900   France Telecom SA ADR                                      1,341,163
   61,500   Groupe Danone ADR                                          1,228,155
   12,350   L'Air Liquide SA ADR                                         455,517
   71,500   L'Oreal SA ADR                                             1,147,618
   38,824   Lafarge SA ADR                                               943,423
   15,700   PSA Peugeot Citroen ADR                                    1,000,227
   15,700   Publicis Groupe ADR*                                         484,031
   56,000   Sanofi-Synthelabo SA ADR                                   2,371,040

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                             US$ VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
   66,945   Societe Generale ADR                                     $ 1,394,685
   13,500   Sodexho Alliance SA ADR                                      448,875
   10,000   Technip SA ADR                                               416,900
   32,913   Thomson ADR                                                  888,651
   29,812   Total SA ADR                                               3,494,861
   43,200   Veolia Environnement ADR                                   1,534,896
   36,760   Vivendi Universal SA ADR                                   1,124,856
                                                                     -----------
                                                                      23,074,979
                                                                     -----------

            Germany--6.9%
   92,000   Allianz AG ADR                                             1,170,240
   15,300   BASF AG ADR                                                1,079,415
   28,700   Bayer AG ADR                                                 949,683
   55,400   Bayerische Hypo-und Vereinsbank AG ADR*                    1,357,206
   25,500   DaimlerChrysler AG                                         1,140,360
   17,123   Deutsche Bank AG                                           1,476,003
   56,900   Deutsche Lufthansa AG ADR                                    843,372
   70,300   Deutsche Telekom AG ADR                                    1,403,188
   51,027   E.On AG ADR                                                1,467,026
    1,000   Puma AG Rudolf Dassler Sport ADR                             250,091
   19,300   RWE AG ADR                                                 1,170,130
   28,180   SAP AG ADR                                                 1,129,455
   10,400   Schering AG ADR                                              694,720
   23,042   Siemens AG ADR                                             1,821,701
   68,000   Volkswagen AG ADR                                            649,033
                                                                     -----------
                                                                      16,601,623
                                                                     -----------

            Greece--0.5%
  106,160   Alpha Bank A.E. ADR                                         898,878
   43,800   Hellenic Telecommunications Organization S.A. ADR            385,440
                                                                     -----------
                                                                       1,284,318
                                                                     -----------

            Hong Kong--1.6%
   14,000   Cheung Kong (Holdings) Ltd. ADR                              124,305
  171,000   CLP Holdings Ltd. ADR                                        973,469
   51,400   Hang Seng Bank Ltd. ADR                                      682,093
   12,800   Hutchison Whampoa Ltd. ADR                                   543,636
   30,600   MTR Corp. Ltd. ADR                                           470,809
  128,000   Sun Hung Kai Properties Ltd. ADR                           1,161,126
                                                                     -----------
                                                                       3,955,438
                                                                     -----------

            Ireland--0.8%
   18,200   Allied Irish Bank PLC ADR                                    759,122
   10,325   Bank of Ireland ADR                                          653,986
    9,900   CRH PLC ADR                                                  260,271

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                              US$ VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
    5,800   Ryanair Holdings PLC ADR*                                 $  253,866
                                                                      ----------
                                                                       1,927,245
                                                                      ----------

            Italy--4.2%
   31,020   Enel SpA ADR                                               1,489,270
   13,957   Eni SpA ADR                                                1,816,643
   99,500   Fiat SpA ADR                                                 723,365
   32,900   Luxottica Group SpA ADR                                      671,160
    8,160   Mediaset SpA ADR                                           1,177,168
   55,350   Sanpaolo IMI SpA ADR                                       1,733,009
   32,829   Telecom Italia SpA ADR                                     1,238,966
   36,560   Telecom Italia SpA ADR                                     1,147,984
                                                                      ----------
                                                                       9,997,565
                                                                      ----------

            Japan--21.4%
   49,000   Aeon Co. Ltd. ADR                                            829,648
    4,200   Ajinomoto Co., Inc. ADR                                      513,613
   64,000   All Nippon Airways Co. Ltd. ADR                              437,997
    9,600   Asahi Glass Co. Ltd. ADR                                   1,014,211
   16,800   Asahi Kasei Corp. ADR                                        829,319
   23,000   Canon, Inc. ADR                                            1,232,800
   36,000   Dai Nippon Printing Co. Ltd. ADR                           1,177,337
   17,100   Daiwa Securities Group, Inc. ADR                           1,128,703
    8,000   Denso Corp. ADR                                              798,803
   42,000   Eisai Co. Ltd. ADR                                         1,429,319
   24,000   Fuji Photo Film Co. Ltd. ADR                                 877,920
   33,400   Fujitsu Ltd. ADR                                           1,005,497
   17,500   Hitachi Ltd. ADR                                           1,087,275
   43,400   Honda Motor Co. Ltd. ADR                                   1,086,736
   27,000   Ito-Yokado Co. Ltd. ADR                                    1,080,405
   34,600   Japan Airlines System Corp. ADR*                             506,253
    4,900   Kao Corp. ADR                                              1,129,254
   13,300   Kyocera Corp. ADR                                            950,152
   71,000   Matsushita Electric Industrial Co. Ltd. ADR                1,045,120
   14,600   Millea Holdings, Inc. ADR                                  1,058,500
   43,500   Mitsubishi Corp. ADR                                       1,129,795
   22,300   Mitsubishi Electric Corp. ADR                              1,157,115
    9,700   Mitsubishi Estate Co. Ltd. ADR                             1,129,973
  126,000   Mitsubishi Tokyo Financial Group, Inc. ADR                 1,089,900
    6,100   Mitsui & Co. Ltd. ADR                                      1,123,803
   12,500   Mitsui Sumitomo Insurance Co. Ltd. ADR                     1,148,794
  136,000   NEC Corp. ADR                                                818,720
   19,000   Nikko Cordial Corp. ADR                                      952,132
   64,000   Nintendo Co. Ltd. ADR                                        875,091
   38,600   Nippon Telegraph and Telephone Corp. ADR                     843,410
   24,500   Nippon Yusen Kabushiki Kaisha ADR                          1,479,711
   53,500   Nissan Motor Co. Ltd. ADR                                  1,095,145
    2,700   Nitto Denko Corp. ADR                                      1,418,661
   85,000   Nomura Holdings, Inc. ADR                                  1,178,099

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                             US$ VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
   64,600   NTT DoCoMo, Inc. ADR                                     $ 1,082,050
    9,200   Oji Paper Co. Ltd. ADR                                       517,801
   67,000   OLYMPUS Corp. ADR                                          1,566,004
   26,300   Pioneer Corp. ADR                                            472,611
   11,600   Ricoh Co. Ltd. ADR                                           997,757
   14,000   Secom Co., Ltd. ADR                                        1,167,540
   39,000   Seven - Eleven Japan Co. ADR                               1,144,915
   47,000   Sharp Corp. ADR                                              712,732
   30,600   Sony Corp. ADR                                             1,224,612
  170,000   Sumitomo Mitsui Financial Group, Inc. ADR                  1,153,892
   27,600   Taiheiyo Cement Corp. ADR                                    776,703
    6,400   TDK Corp. ADR                                                439,104
   16,600   Teijin Ltd. ADR                                              710,807
    8,700   The Bank of Yokohama Ltd. ADR                                531,956
    5,600   The Shizuoka Bank Ltd. ADR                                   567,016
  166,000   The Sumitomo Trust and Banking Co. Ltd. ADR                1,084,843
   37,650   Toyota Motor Corp. ADR                                     2,800,406
                                                                     -----------
                                                                      51,609,960
                                                                     -----------

            Netherlands--4.9%
   42,200   ABN AMRO Holding NV ADR                                    1,046,982
   51,100   Aegon NV ADR                                                 687,806
   28,800   DSM N.V. ADR                                                 508,576
   25,525   Heineken NV ADR                                              886,728
   49,800   ING Groep NV ADR                                           1,505,454
   62,500   Koninklijke (Royal) KPN NV ADR                               561,250
   36,100   Koninklijke (Royal) Philips Electronics NV ADR               993,472
   54,577   Royal Dutch Petroleum Co. ADR                              3,276,803
   24,200   TPG NV ADR                                                   687,764
   17,300   Unilever NV ADR                                            1,183,666
   24,800   Wolters Kluwer NV ADR                                        454,138
                                                                     -----------
                                                                      11,792,639
                                                                     -----------

            New Zealand--0.2%
   16,550   Telecom Corp. of New Zealand Ltd. ADR                        573,789
                                                                     -----------

            Norway--0.6%
    5,220   Dnb Nor Bank Asa ADR                                         535,277
    9,000   Norsk Hydro ASA ADR                                          751,410
    7,200   Orkla ASA ADR                                                264,538
                                                                     -----------
                                                                       1,551,225
                                                                     -----------

            Portugal--0.3%
   20,230   Electricidade de Portugal SA ADR                             569,272

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                              US$ VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
   20,400   Portugal Telecom., SGPS, SA ADR                           $  240,516
                                                                      ----------
                                                                         809,788
                                                                      ----------

            Singapore--0.8%
  236,000   Capitaland Ltd. ADR                                          672,529
   22,000   Keppel Corp. Ltd. ADR                                        290,789
   53,750   Neptune Orient Lines Ltd. ADR                                479,719
   12,600   STATS ChipPAC Ltd. ADR                                        83,286
   24,500   United Overseas Bank Ltd. ADR                                427,819
                                                                      ----------
                                                                       1,954,142
                                                                      ----------

            Spain--4.0%
   91,500   Banco Bilbao Vizcaya Argentaria SA ADR                     1,488,705
  188,900   Banco Santander Central Hispano SA ADR                     2,297,023
  150,500   Corporacion Mapfre S.A. ADR                                  464,744
   69,100   Endesa SA ADR                                              1,560,970
   35,100   NH Hoteles SA ADR                                            905,054
   26,800   Repsol YPF SA ADR                                            711,540
   41,419   Telefonica SA ADR                                          2,152,545
                                                                      ----------
                                                                       9,580,581
                                                                      ----------

            Sweden--2.4%
    8,000   AB SKF ADR                                                   375,398
   15,700   Atlas Copco AB ADR                                           754,550
   13,800   Electrolux AB ADR                                            642,528
   20,500   Sandvik AB ADR                                               855,719
   14,400   Svenska Cellulosa AB ADR                                     544,866
   11,500   Tele2 AB ADR                                                 379,960
   41,170   Telefonaktiebolaget LM Ericsson ADR                        1,160,994
   26,100   Volvo AB ADR                                               1,158,840
                                                                      ----------
                                                                       5,872,855
                                                                      ----------

            Switzerland--6.8%
   71,760   Adecco SA ADR                                                986,700
   29,340   Credit Suisse Group ADR                                    1,255,752
    3,720   Logitech International SA ADR*                               226,474
   43,448   Nestle SA ADR                                              2,982,288
   64,460   Novartis AG ADR                                            3,015,439
   36,880   Roche Holding (UK) Ltd. ADR                                1,983,395
   30,400   Serono SA ADR                                                551,760
   15,304   Swiss Reinsurance Co. ADR                                  1,099,747
   44,900   Syngenta AG ADR                                              942,900
   29,120   UBS AG ADR                                                 2,457,727

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                             US$ VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
   52,800   Zurich Financial Services AG ADR*                        $   929,834
                                                                     -----------
                                                                      16,432,016
                                                                     -----------

            United Kingdom--25.2%
   57,800   Amvescap PLC ADR                                             732,904
   46,600   Anglo American PLC ADR                                     1,113,740
   43,269   AstraZeneca PLC ADR                                        1,710,424
   95,900   BAA PLC ADR                                                1,057,384
   56,675   BAE SYSTEMS PLC ADR                                        1,111,629
   48,850   Barclays PLC ADR                                           2,024,344
   22,840   BG Group PLC ADR                                             899,896
   45,100   BHP Billiton PLC ADR                                       1,225,818
   94,646   BP PLC ADR                                                 5,905,911
   31,700   British American Tobacco PLC ADR                           1,119,327
   27,050   British Sky Broadcasting Group PLC ADR                     1,191,552
   26,530   BT Group PLC ADR                                           1,033,078
   28,454   Cadbury Schweppes PLC ADR                                  1,158,078
   19,718   Centrica PLC ADR                                             859,758
  132,100   Compass Group PLC ADR                                        602,825
   20,545   Diageo PLC ADR                                             1,169,011
   30,230   Friends Provident PLC ADR                                  1,012,502
   80,301   GlaxoSmithKline PLC ADR                                    3,687,421
   66,400   GUS PLC ADR                                                1,143,030
   39,300   HBOS PLC ADR                                               1,837,975
   60,620   HSBC Holdings PLC ADR                                      4,813,227
   21,250   Imperial Tobacco Group PLC ADR                             1,126,250
    8,730   International Power PLC ADR                                  302,669
   92,526   Kingfisher PLC ADR                                         1,009,690
  131,020   Legal & General Group PLC ADR                              1,401,901
   42,850   Lloyds TSB Group PLC ADR                                   1,554,170
   19,500   Marconi Corp. PLC ADR*                                       399,750
   15,700   Marks & Spencer Group ADR                                    615,884
   21,640   National Grid Transco PLC ADR                              1,011,670
   79,650   Prudential Corp. PLC ADR                                   1,533,263
   22,725   Reed Elsevier PLC ADR                                        945,815
   39,820   Rentokil Initial PLC ADR                                     609,477
    8,425   Rio Tinto PLC ADR                                          1,093,144
   16,340   Rolls-Royce Group PLC ADR                                    376,689
  141,480   Royal & Sun Alliance Insurance Group PLC ADR               1,072,418
   53,800   Scottish & Southern Energy PLC ADR                           896,141
   20,750   Scottish Power PLC ADR                                       647,400
   40,900   Shell Transport & Trading Co. ADR                          2,223,324
    6,820   Smith & Nephew PLC ADR                                       320,676
   78,068   Tesco PLC ADR                                              1,400,680
   28,975   Unilever PLC ADR                                           1,159,000
  173,740   Vodafone Group PLC ADR                                     4,614,534
   24,600   Wolseley PLC ADR                                           1,053,372
                                                                     -----------
                                                                      60,777,751
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                             US$ VALUE
---------                                                           ------------
            Total Common Stocks
             (Cost $188,297,084)                                    $239,958,345
                                                                    ------------

            MONEY MARKET FUND--0.4%
  961,564   BNY Hamilton Money Fund
            (Hamilton Shares), 2.48% (a)
            (Cost $961,564)                                              961,564
                                                                    ------------

            Total Investments
            (Cost $189,258,648) (b)--99.9%                           240,919,909
            Other assets less liabilities--0.1%                          182,188
                                                                    ------------
            Net Assets--100.0%                                      $241,102,097
                                                                    ============

ADR  American Depositary Receipt.
*    Non-income producing security.
(a)  Represents annualized 7 day yield at March 31, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2005 net unrealized appreciation was $51,661,261 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $53,641,403 and aggregate gross unrealized depreciation of $1,980,142.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY FUND
Industry Diversification

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                         %OF
                                                                        TOTAL
                                                         US$ VALUE    NET ASSETS
                                                        -----------   ----------
Advertising                                             $   484,031       0.2%
Aerospace and Defense                                     1,488,318       0.6
Agriculture                                               2,245,577       0.9
Airlines                                                  2,041,488       0.8
Apparel                                                     250,091       0.1
Auto Manufacturers                                        9,654,112       4.0
Auto Parts and Equipment                                    798,803       0.3
Banks                                                    43,019,051      17.9
Beverages                                                 2,924,003       1.2
Building Materials                                        2,994,608       1.2
Chemicals                                                 7,175,942       3.0
Commercial Services                                       2,773,514       1.2
Computers                                                 1,671,075       0.7
Cosmetics and Personal Care                               2,276,872       0.9
Distribution and Wholesale                                3,306,970       1.4
Diversified Financial Services                            3,991,838       1.7
Electric                                                 10,088,017       4.2
Electrical Components and Equipment                       2,957,122       1.2
Electronics                                               3,929,884       1.6
Engineering and Construction                              1,057,384       0.4
Food                                                     10,624,573       4.4
Food Service                                              1,051,700       0.4
Forest Products and Paper                                 1,759,363       0.7
Gas                                                         859,758       0.4
Hand and Machine Tools                                      855,719       0.4
Healthcare-Products                                         991,836       0.4
Holding Companies-Diversified                               834,425       0.3
Home Furnishings                                          4,273,522       1.8
Insurance                                                14,293,807       5.9
Lodging                                                     905,054       0.4
Machinery-Construction and Mining                           754,550       0.3
Machinery-Diversified                                       714,780       0.3
Media                                                     4,893,529       2.0
Metal Fabricate and Hardware                                375,398       0.2
Mining                                                    6,384,448       2.6
Miscellaneous Manufacturing                               4,682,749       1.9
Office and Business Equipment                             2,230,557       0.9
Oil and Gas                                              20,178,244       8.5
Oil and Gas Services                                        416,900       0.2
Pharmaceuticals                                          16,504,098       6.8
Real Estate                                               4,544,091       1.9
Retail                                                    6,952,316       2.9
Semiconductors                                               83,286       0.0
Software                                                  2,240,173       0.9
Telecommunications                                       21,185,972       8.9
Textiles                                                    710,807       0.3
Toys, Games and Hobbies                                     875,091       0.4
Transportation                                            3,118,003       1.3

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY FUND
Industry Diversification (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                         %OF
                                                                        TOTAL
                                                         US$ VALUE    NET ASSETS
                                                       ------------   ----------
Water                                                  $  1,534,896       0.6%
Money Market Fund                                           961,564       0.4
                                                       ------------     -----

Total value of investments                              240,919,909      99.9
Other assets less liabilities                               182,188       0.1
                                                       ------------     -----
Net Assets                                             $241,102,097     100.0%
                                                       ------------     -----

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS--97.2%
            Advertising--0.2%
    2,600   Omnicom Group, Inc.                                       $  230,152
    5,800   The Interpublic Group of Cos., Inc.                           71,224
                                                                      ----------
                                                                         301,376
                                                                      ----------

            Aerospace and Defense--1.9%
    2,850   General Dynamics Corp.                                       305,093
    1,700   Goodrich Corp.                                                65,093
    1,600   L-3 Communications Holdings, Inc.                            113,632
    5,650   Lockheed Martin Corp.                                        344,989
    5,034   Northrop Grumman Corp.                                       271,735
    6,350   Raytheon Co.                                                 245,745
    2,450   Rockwell Collins, Inc.                                       116,596
   11,600   The Boeing Co.                                               678,136
    7,150   United Technologies Corp.                                    726,868
                                                                      ----------
                                                                       2,867,887
                                                                      ----------

            Agriculture--1.7%
   28,850   Altria Group, Inc.                                         1,886,501
    8,633   Archer-Daniels-Midland Co.                                   212,199
    3,742   Monsanto Co.                                                 241,359
    1,650   Reynolds American, Inc.                                      132,974
    2,350   UST, Inc.                                                    121,495
                                                                      ----------
                                                                       2,594,528
                                                                      ----------

            Airlines--0.1%
    1,850   Delta Air Lines, Inc.*                                         7,493
   10,175   Southwest Airlines Co.                                       144,892
                                                                      ----------
                                                                         152,385
                                                                      ----------

            Apparel--0.4%
    2,700   Coach, Inc.*                                                 152,901
    1,700   Jones Apparel Group, Inc.                                     56,933
    1,550   Liz Claiborne, Inc.                                           62,202
    3,200   NIKE, Inc., Class B                                          266,592
      800   Reebok International Ltd.                                     35,440
    1,450   V.F. Corp.                                                    85,753
                                                                      ----------
                                                                         659,821
                                                                      ----------

            Auto Manufacturers--0.5%
   25,447   Ford Motor Co.                                               288,314
    7,850   General Motors Corp.                                         230,712
      900   Navistar International Corp.*                                 32,760

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
    2,462   PACCAR, Inc.                                              $  178,224
                                                                      ----------
                                                                         730,010
                                                                      ----------

            Auto Parts and Equipment--0.2%
      900   Cooper Tire & Rubber Co.                                      16,524
    2,000   Dana Corp.                                                    25,580
    7,800   Delphi Corp.                                                  34,944
    2,650   Johnson Controls, Inc.                                       147,764
    2,400   The Goodyear Tire & Rubber Co.*                               32,040
    1,739   Visteon Corp.                                                  9,930
                                                                      ----------
                                                                         266,782
                                                                      ----------

            Banks--6.1%
    4,950   AmSouth Bancorp                                              128,453
   56,532   Bank of America Corp.                                      2,493,060
    7,600   BB&T Corp.                                                   297,008
    2,350   Comerica, Inc.                                               129,438
    1,700   Compass Bancshares, Inc.                                      77,180
    7,273   Fifth Third Bancorp                                          312,594
    1,700   First Horizon National Corp.                                  69,343
    3,205   Huntington Bancshares, Inc.                                   76,600
    5,650   KeyCorp                                                      183,343
    1,350   M&T Bank Corp.                                               137,781
    2,900   Marshall & Ilsley Corp.                                      121,075
    5,850   Mellon Financial Corp.                                       166,959
    8,300   National City Corp.                                          278,050
    6,500   North Fork Bancorp, Inc.                                     180,310
    2,850   Northern Trust Corp.                                         123,804
    3,950   PNC Financial Services Group                                 203,346
    6,432   Regions Financial Corp.                                      208,397
    4,650   State Street Corp.                                           203,298
    4,700   SunTrust Banks, Inc.                                         338,729
    4,250   Synovus Financial Corp.                                      118,405
   10,850   The Bank of New York Co., Inc.                               315,193
   25,791   U.S. Bancorp                                                 743,296
   22,126   Wachovia Corp.                                             1,126,434
   23,650   Wells Fargo & Co.                                          1,414,269
    1,300   Zions Bancorp                                                 89,726
                                                                      ----------
                                                                       9,536,091
                                                                      ----------

            Beverages--2.2%
   10,850   Anheuser-Busch Cos., Inc.                                    514,182
    1,250   Brown-Forman Corp., Class B                                   68,438
    4,900   Coca-Cola Enterprises, Inc.                                  100,548
    1,150   Molson Coors Brewing Co.                                      88,746
   23,375   PepsiCo, Inc.                                              1,239,575
   31,550   The Coca-Cola Co.                                          1,314,688

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
    2,750   The Pepsi Bottling Group, Inc.                            $   76,588
                                                                      ----------
                                                                       3,402,765
                                                                      ----------

            Biotechnology--1.0%
   17,490   Amgen, Inc.*                                               1,018,093
    4,680   Biogen Idec, Inc.*                                           161,507
    2,050   Chiron Corp.*                                                 71,873
    3,450   Genzyme Corp.*                                               197,478
    3,435   MedImmune, Inc.*                                              81,787
      650   Millipore Corp.*                                              28,210
                                                                      ----------
                                                                       1,558,948
                                                                      ----------

            Building Materials--0.3%
    2,550   American Standard Cos., Inc.                                 118,524
    6,250   Masco Corp.                                                  216,688
    1,400   Vulcan Materials Co.                                          79,562
                                                                      ----------
                                                                         414,774
                                                                      ----------

            Chemicals--1.7%
    3,200   Air Products and Chemicals, Inc.                             202,528
      900   Ashland, Inc.                                                 60,723
   13,850   duPont (E.I.) de Nemours & Co.                               709,673
    1,100   Eastman Chemical Co.                                          64,900
    3,050   Ecolab, Inc.                                                 100,803
    1,700   Engelhard Corp.                                               51,051
      700   Great Lakes Chemical Corp.                                    22,484
    1,550   Hercules, Inc.*                                               22,460
    1,200   International Flavors & Fragrances, Inc.                      47,400
    2,400   PPG Industries, Inc.                                         171,648
    4,450   Praxair, Inc.                                                212,977
    2,750   Rohm and Haas Co.                                            132,000
    1,000   Sigma-Aldrich Corp.                                           61,250
   13,272   The Dow Chemical Co.                                         661,609
    1,750   The Sherwin-Williams Co.                                      76,983
                                                                      ----------
                                                                       2,598,489
                                                                      ----------

            Commercial Services--0.8%
    2,350   Apollo Group, Inc., Class A*                                 174,041
   14,700   Cendant Corp.                                                301,937
    1,950   Convergys Corp.*                                              29,114
    1,900   Equifax, Inc.                                                 58,311
    2,350   H&R Block, Inc.                                              118,863
    4,150   McKesson Corp.                                               156,663
    1,900   Moody's Corp.                                                153,634
    4,925   Paychex, Inc.                                                161,639
    2,950   R. R. Donnelley & Sons Co.                                    93,279

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
    2,200   Robert Half International, Inc.                           $   59,312
                                                                      ----------
                                                                       1,306,793
                                                                      ----------

            Computers--4.1%
    1,800   Affiliated Computer Services, Inc.*                           95,832
   11,400   Apple Computer, Inc.*                                        475,038
    2,650   Computer Sciences Corp.*                                     121,503
   34,250   Dell, Inc.*                                                1,315,884
    7,200   Electronic Data Systems Corp.                                148,824
   33,450   EMC Corp.*                                                   412,104
    4,150   Gateway, Inc.*                                                16,725
   40,321   Hewlett-Packard Co.                                          884,643
   22,800   International Business Machines Corp. (IBM)                2,083,463
    1,750   Lexmark International, Inc.*                                 139,948
    2,600   NCR Corp.*                                                    87,724
    5,100   Network Appliance, Inc.*                                     141,066
   47,000   Sun Microsystems, Inc.*                                      189,880
    4,000   SunGard Data Systems, Inc.*                                  138,000
    4,700   Unisys Corp.*                                                 33,182
                                                                      ----------
                                                                       6,283,816
                                                                      ----------

            Cosmetics and Personal Care--2.1%
    1,200   Alberto-Culver Co., Class B                                   57,432
    6,600   Avon Products, Inc.                                          283,404
    7,350   Colgate-Palmolive Co.                                        383,450
   13,800   The Gillette Co.                                             696,624
   35,200   The Procter & Gamble Co.                                   1,865,600
                                                                      ----------
                                                                       3,286,510
                                                                      ----------

            Distribution and Wholesale--0.1%
    2,400   Genuine Parts Co.                                            104,376
    1,200   W.W. Grainger, Inc.                                           74,724
                                                                      ----------
                                                                         179,100
                                                                      ----------

            Diversified Financial Services--7.8%
   16,400   American Express Co.                                         842,468
    3,450   Capital One Financial Corp.                                  257,957
    2,900   CIT Group, Inc.                                              110,200
   72,826   Citigroup, Inc.                                            3,272,799
    8,098   Countrywide Credit Industries, Inc.                          262,861
    5,100   E*TRADE Financial Corp.*                                      61,200
   13,450   Fannie Mae                                                   732,353
    1,250   Federated Investors, Inc., Class B                            35,388
    2,800   Franklin Resources, Inc.                                     192,220
    9,650   Freddie Mac                                                  609,880
   49,514   J.P. Morgan Chase & Co.                                    1,713,183

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
    3,200   Janus Capital Group, Inc.                                $    44,640
    3,850   Lehman Brothers Holdings, Inc.                               362,516
   17,775   MBNA Corp.                                                   436,376
   13,000   Merrill Lynch & Co., Inc.                                    735,800
   15,500   Morgan Stanley                                               887,375
    4,000   Providian Financial Corp.*                                    68,640
    5,950   SLM Corp.                                                    296,548
    1,700   T. Rowe Price Group, Inc.                                    100,946
    1,600   The Bear Stearns Cos., Inc.                                  159,840
   15,950   The Charles Schwab Corp.                                     167,635
    6,250   The Goldman Sachs Group, Inc.                                687,438
                                                                     -----------
                                                                      12,038,263
                                                                     -----------

            Electric--2.9%
    1,900   Allegheny Energy, Inc.*                                       39,254
    2,700   Ameren Corp.                                                 132,327
    5,330   American Electric Power Co., Inc.                            181,540
    7,400   Calpine Corp.*                                                20,720
    3,950   CenterPoint Energy, Inc.                                      47,519
    2,650   Cinergy Corp.                                                107,378
    2,700   CMS Energy Corp.*                                             35,208
    3,400   Consolidated Edison, Inc.                                    143,412
    2,450   Constellation Energy Group, Inc.                             126,665
    4,750   Dominion Resources, Inc.                                     353,542
    2,400   DTE Energy Co.                                               109,152
   13,050   Duke Energy Corp.                                            365,530
    4,550   Edison International                                         157,976
    3,000   Entergy Corp.                                                211,980
    9,262   Exelon Corp.                                                 425,032
    4,598   FirstEnergy Corp.                                            192,886
    5,400   FPL Group, Inc.                                              216,810
    3,757   NiSource, Inc.                                                85,622
    5,050   PG&E Corp.                                                   172,205
    1,300   Pinnacle West Capital Corp.                                   55,263
    2,650   PPL Corp.                                                    143,074
    3,441   Progress Energy, Inc.                                        144,350
    3,350   Public Service Enterprise Group, Inc.                        182,207
    2,800   TECO Energy, Inc.                                             43,904
    8,950   The AES Corp.*                                               146,601
   10,300   The Southern Co.                                             327,849
    3,350   TXU Corp.                                                    266,761
    5,577   Xcel Energy, Inc.                                             95,813
                                                                     -----------
                                                                       4,530,580
                                                                     -----------

            Electrical Components and Equipment--0.3%
    2,500   American Power Conversion Corp.*                              65,275
    5,900   Emerson Electric Co.                                         383,087

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
    2,250   Molex, Inc.                                               $   59,310
                                                                      ----------
                                                                         507,672
                                                                      ----------

            Electronics--0.4%
    5,933   Agilent Technologies, Inc.*                                  131,712
    2,700   Applera Corp. - Applied Biosystems Group                      53,298
    1,600   Fisher Scientific International, Inc.*                        91,071
    2,550   Jabil Circuit, Inc.*                                          72,726
    1,800   PerkinElmer, Inc.                                             37,134
    7,200   Sanmina-SCI Corp.*                                            37,584
   13,500   Solectron Corp.*                                              46,845
    3,300   Symbol Technologies, Inc.                                     47,817
    1,250   Tektronix, Inc.*                                              30,663
    2,150   Thermo Electron Corp.*                                        54,374
    1,650   Waters Corp.*                                                 59,054
                                                                      ----------
                                                                         662,278
                                                                      ----------

            Engineering and Construction--0.0%
    1,200   Fluor Corp.                                                   66,516
                                                                      ----------

            Entertainment--0.1%
    4,750   International Game Technology                                126,635
                                                                      ----------

            Environmental Control--0.2%
    3,700   Allied Waste Industries, Inc.*                                27,047
    7,850   Waste Management, Inc.                                       226,473
                                                                      ----------
                                                                         253,520
                                                                      ----------

            Food--1.5%
    5,100   Albertson's, Inc.                                            105,315
    4,500   Campbell Soup Co.                                            130,590
    7,100   ConAgra Foods, Inc.                                          191,842
    5,100   General Mills, Inc.                                          250,665
    4,900   H.J. Heinz Co.                                               180,516
    3,100   Hershey Foods Corp.                                          187,426
    4,900   Kellogg Co.                                                  212,023
    1,900   McCormick & Co., Inc.                                         65,417
    6,150   Safeway, Inc.*                                               113,960
   10,900   Sara Lee Corp.                                               241,544
    1,850   SUPER VALU, INC.                                              61,698
    8,850   SYSCO Corp.                                                  316,829
   10,200   The Kroger Co.*                                              163,506
    2,700   Wm. Wrigley Jr. Co.                                          177,039
                                                                      ----------
                                                                       2,398,370
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
            Forest Products and Paper--0.6%
    3,602   Georgia-Pacific Group                                     $  127,835
    6,785   International Paper Co.                                      249,620
    1,500   Louisiana-Pacific Corp.                                       37,710
    2,841   MeadWestvaco Corp.                                            90,401
    2,500   Plum Creek Timber Co., Inc.                                   89,250
      800   Temple-Inland, Inc.                                           58,040
    3,350   Weyerhaeuser Co.                                             229,475
                                                                      ----------
                                                                         882,331
                                                                      ----------

            Gas--0.2%
    2,200   KeySpan Corp.                                                 85,734
      600   NICOR, Inc.                                                   22,254
      500   Peoples Energy Corp.                                          20,960
    3,300   Sempra Energy                                                131,472
                                                                      ----------
                                                                         260,420
                                                                      ----------

            Hand and Machine Tools--0.1%
      800   Snap-on, Inc.                                                 25,432
    1,100   The Black & Decker Corp.                                      86,889
    1,000   The Stanley Works                                             45,270
                                                                      ----------
                                                                         157,591
                                                                      ----------

            Healthcare-Products--3.7%
      750   Bausch & Lomb, Inc.                                           54,975
    8,650   Baxter International, Inc.                                   293,927
    3,500   Becton, Dickinson & Co.                                      204,470
    3,462   Biomet, Inc.                                                 125,671
   10,600   Boston Scientific Corp.*                                     310,474
    1,500   C. R. Bard, Inc.                                             102,120
    4,550   Guidant Corp.                                                336,245
   41,492   Johnson & Johnson                                          2,786,602
   16,850   Medtronic, Inc.                                              858,508
    5,000   St. Jude Medical, Inc.*                                      180,000
    5,200   Stryker Corp.                                                231,972
    3,440   Zimmer Holdings, Inc.*                                       267,666
                                                                      ----------
                                                                       5,752,630
                                                                      ----------

            Healthcare-Services--1.6%
    4,100   Aetna, Inc.                                                  307,295
    5,750   HCA, Inc.                                                    308,028
    3,400   Health Management Associates, Inc., Class A                   89,012
    2,200   Humana, Inc.*                                                 70,268
    1,900   Laboratory Corp. of America Holdings*                         91,580
    1,150   Manor Care, Inc.                                              41,814
    1,300   Quest Diagnostics, Inc.                                      136,669

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
    6,450   Tenet Healthcare Corp.*                                   $   74,369
    9,000   UnitedHealth Group, Inc.                                     858,419
    4,250   Wellpoint, Inc.*                                             532,738
                                                                      ----------
                                                                       2,510,192
                                                                      ----------

            Home Builders--0.2%
    1,800   Centex Corp.                                                 103,086
      600   KB HOME                                                       70,476
    1,700   Pulte Homes, Inc.                                            125,171
                                                                      ----------
                                                                         298,733
                                                                      ----------

            Home Furnishings--0.0%
    1,050   Maytag Corp.                                                  14,669
      900   Whirlpool Corp.                                               60,957
                                                                      ----------
                                                                          75,626
                                                                      ----------

            Household Products and Wares--0.5%
    1,400   Avery Dennison Corp.                                          86,702
    2,000   Fortune Brands, Inc.                                         161,260
    6,700   Kimberly-Clark Corp.                                         440,391
    2,150   The Clorox Co.                                               135,429
                                                                      ----------
                                                                         823,782
                                                                      ----------

            Housewares--0.1%
    3,800   Newell Rubbermaid, Inc.                                       83,372
                                                                      ----------

            Insurance--4.3%
    3,950   ACE Ltd.                                                     163,017
    7,000   AFLAC, Inc.                                                  260,820
    1,550   Ambac Financial Group, Inc.                                  115,863
   36,350   American International Group, Inc.                         2,014,153
    4,350   Aon Corp.                                                     99,354
    1,850   CIGNA Corp.                                                  165,205
    2,175   Cincinnati Financial Corp.                                    94,852
    1,925   Jefferson-Pilot Corp.                                         94,421
    2,450   Lincoln National Corp.                                       110,593
    2,250   Loews Corp.                                                  165,465
    7,350   Marsh & McLennan Cos., Inc.                                  223,587
    1,975   MBIA, Inc.                                                   103,253
   10,250   MetLife, Inc.                                                400,775
    1,350   MGIC Investment Corp.                                         83,255
    4,200   Principal Financial Group, Inc.                              161,658
    7,350   Prudential Financial, Inc.                                   421,889
    1,800   SAFECO Corp.                                                  87,678
    9,450   The Allstate Corp.                                           510,866
    2,650   The Chubb Corp.                                              210,066

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
    4,150   The Hartford Financial Services Group, Inc.               $  284,524
    2,800   The Progressive Corp.                                        256,928
    9,320   The St. Paul Cos., Inc.                                      342,324
    1,500   Torchmark Corp.                                               78,300
    4,050   UnumProvident Corp.                                           68,931
    2,000   XL Capital Ltd., Class A                                     144,740
                                                                      ----------
                                                                       6,662,517
                                                                      ----------

            Internet--1.0%
   16,900   eBay, Inc.*                                                  629,694
    1,650   Monster Worldwide, Inc.*                                      46,283
    9,800   Symantec Corp.*                                              209,034
   18,150   Yahoo!, Inc.*                                                615,285
                                                                      ----------
                                                                       1,500,296
                                                                      ----------

            Iron and Steel--0.1%
    1,200   Allegheny Technologies, Inc.                                  28,932
    2,200   Nucor Corp.                                                  126,632
    1,585   United States Steel Corp.                                     80,597
                                                                      ----------
                                                                         236,161
                                                                      ----------

            Leisure Time--0.5%
    1,400   Brunswick Corp.                                               65,590
    7,300   Carnival Corp.                                               378,213
    4,050   Harley-Davidson, Inc.                                        233,928
    1,830   Sabre Holdings Corp.                                          40,040
                                                                      ----------
                                                                         717,771
                                                                      ----------

            Lodging--0.4%
    1,600   Harrah's Entertainment, Inc.                                 103,328
    5,300   Hilton Hotels Corp.                                          118,455
    2,800   Marriott International, Inc., Class A                        187,208
    3,000   Starwood Hotels & Resorts Worldwide, Inc.                    180,090
                                                                      ----------
                                                                         589,081
                                                                      ----------

            Machinery-Construction and Mining--0.3%
    4,850   Caterpillar, Inc.                                            443,484
                                                                      ----------

            Machinery-Diversified--0.3%
      600   Cummins, Inc.                                                 42,210
    3,450   Deere & Co.                                                  231,599
    2,450   Rockwell Automation, Inc.                                    138,768
                                                                      ----------
                                                                         412,577
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
            Media--3.7%
    7,300   Clear Channel Communications, Inc.                        $  251,631
   30,832   Comcast Corp., Class A*                                    1,041,505
    1,000   Dow Jones & Co., Inc.                                         37,370
    3,500   Gannett Co., Inc.                                            276,780
    1,100   Knight-Ridder, Inc.                                           73,975
      650   Meredith Corp.                                                30,388
   40,100   News Corp., Class A                                          678,492
    2,700   The McGraw-Hill Cos., Inc.                                   235,575
    2,000   The New York Times Co., Class A                               73,160
   28,500   The Walt Disney Co.                                          818,805
   63,975   Time Warner, Inc.*                                         1,122,761
    4,175   Tribune Co.                                                  166,457
    4,000   Univision Communications, Inc.*                              110,760
   23,720   Viacom Inc., Class B                                         826,168
                                                                      ----------
                                                                       5,743,827
                                                                      ----------

            Mining--0.6%
   12,106   Alcoa, Inc.                                                  367,901
    2,500   Freeport-McMoRan Copper & Gold, Inc., Class B                 99,025
    6,200   Newmont Mining Corp.                                         261,950
    1,400   Phelps Dodge Corp.*                                          142,422
                                                                      ----------
                                                                         871,298
                                                                      ----------

            Miscellaneous Manufacturing--6.0%
   10,800   3M Co.                                                       925,452
    1,300   Cooper Industries, Ltd.                                       92,976
    3,800   Danaher Corp.                                                202,958
    2,800   Dover Corp.                                                  105,812
    4,000   Eastman Kodak Co.                                            130,200
    2,150   Eaton Corp.                                                  140,610
  147,650   General Electric Co.                                       5,324,258
   11,800   Honeywell International, Inc.                                439,078
    3,900   Illinois Tool Works, Inc.                                    349,167
    2,450   Ingersoll-Rand Co., Class A                                  195,143
    1,300   ITT Industries, Inc.                                         117,312
    2,650   Leggett & Platt, Inc.                                         76,532
    1,700   Pall Corp.                                                    46,104
    1,650   Parker-Hannifin Corp.                                        100,518
    1,900   Textron, Inc.                                                141,778
   28,010   Tyco International Ltd.                                      946,738
                                                                      ----------
                                                                       9,334,636
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
            Office and Business Equipment--0.2%
    3,250   Pitney Bowes, Inc.                                       $   146,640
   13,250   Xerox Corp.*                                                 200,738
                                                                     -----------
                                                                         347,378
                                                                     -----------

            Oil and Gas--7.4%
    1,200   Amerada Hess Corp.                                           115,452
    3,313   Anadarko Petroleum Corp.                                     252,119
    4,538   Apache Corp.                                                 277,862
    5,400   Burlington Resources, Inc.                                   270,378
   29,316   ChevronTexaco Corp.                                        1,709,415
    9,706   ConocoPhillips                                             1,046,695
    6,700   Devon Energy Corp.                                           319,925
    3,300   EOG Resources, Inc.                                          160,842
   88,950   Exxon Mobil Corp.                                          5,301,419
    2,300   Kerr-McGee Corp.                                             180,159
    4,850   Marathon Oil Corp.                                           227,562
    2,000   Nabors Industries Ltd.*                                      118,280
    1,850   Noble Corp.                                                  103,989
    5,600   Occidental Petroleum Corp.                                   398,552
    1,500   Rowan Cos., Inc.*                                             44,895
    1,000   Sunoco, Inc.                                                 103,520
    4,500   Transocean, Inc.*                                            231,570
    3,750   Unocal Corp.                                                 231,338
    3,600   Valero Energy Corp.                                          263,772
    4,867   XTO Energy, Inc.                                             159,821
                                                                     -----------
                                                                      11,517,565
                                                                     -----------

            Oil and Gas Services--0.8%
    4,750   Baker Hughes, Inc.                                           211,328
    2,300   BJ Services Co.                                              119,324
    7,050   Halliburton Co.                                              304,913
    2,300   National Oilwell Varco, Inc.*                                107,410
    8,250   Schlumberger Ltd.                                            581,459
                                                                     -----------
                                                                       1,324,434
                                                                     -----------

            Packaging and Containers--0.1%
    1,500   Ball Corp.                                                    62,220
    1,500   Bemis Co., Inc.                                               46,680
    2,050   Pactiv Corp.*                                                 47,868
    1,150   Sealed Air Corp.*                                             59,731
                                                                     -----------
                                                                         216,499
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
            Pharmaceuticals--5.9%
   21,700   Abbott Laboratories                                       $1,011,653
    1,850   Allergan, Inc.                                               128,520
    1,600   AmerisourceBergen Corp.                                       91,664
   27,200   Bristol-Myers Squibb Co.                                     692,512
    6,025   Cardinal Health, Inc.                                        336,195
    6,400   Caremark Rx, Inc.*                                           254,592
   15,750   Eli Lilly and Co.                                            820,575
    1,100   Express Scripts, Inc.*                                        95,909
    4,850   Forest Laboratories, Inc.*                                   179,208
    6,000   Gilead Sciences, Inc.*                                       214,800
    2,140   Hospira, Inc.*                                                69,058
    3,366   King Pharmaceuticals, Inc.*                                   27,971
    3,847   Medco Health Solutions, Inc.*                                190,696
   30,700   Merck & Co., Inc.                                            993,759
    3,750   Mylan Laboratories, Inc.                                      66,450
  103,935   Pfizer, Inc.                                               2,730,371
   20,550   Schering-Plough Corp.                                        372,983
    1,550   Watson Pharmaceuticals, Inc.*                                 47,632
   18,650   Wyeth                                                        786,657
                                                                      ----------
                                                                       9,111,205
                                                                      ----------

            Pipelines--0.2%
    4,600   Dynegy, Inc.*                                                 17,986
    8,880   El Paso Corp.                                                 93,950
    1,600   Kinder Morgan, Inc.                                          121,120
    7,900   The Williams Cos., Inc.                                      148,599
                                                                      ----------
                                                                         381,655
                                                                      ----------

            Real Estate Investment Trusts--0.5%
    1,300   Apartment Investment & Management Co., Class A                48,360
    2,800   Archstone-Smith Trust                                         95,508
    5,600   Equity Office Properties Trust                               168,728
    3,950   Equity Residential                                           127,230
    2,600   ProLogis                                                      96,460
    3,085   Simon Property Group, Inc.                                   186,889
                                                                      ----------
                                                                         723,175
                                                                      ----------

            Retail--6.4%
    3,100   AutoNation, Inc.*                                             58,714
    1,000   AutoZone, Inc.*                                               85,700
    4,200   Bed Bath & Beyond, Inc.*                                     153,468
    4,150   Best Buy Co., Inc.                                           224,142
    1,500   Big Lots, Inc.*                                               18,030
    2,600   Circuit City Stores-Circuit City Group                        41,730
    6,600   Costco Wholesale Corp.                                       291,588
    5,550   CVS Corp.                                                    292,041

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
    2,000   Darden Restaurants, Inc.                                  $   61,360
      900   Dillard's, Inc.                                               24,210
    4,112   Dollar General Corp.                                          90,094
    2,300   Family Dollar Stores, Inc.                                    69,828
    2,400   Federated Department Stores, Inc.                            152,736
    4,000   J. C. Penney Co., Inc. (Holding Co.)                         207,680
    4,500   Kohl's Corp.*                                                232,335
    5,250   Limited Brands                                               127,575
   10,800   Lowe's Cos., Inc.                                            616,572
   17,750   McDonald's Corp.                                             552,735
    1,800   Nordstrom, Inc.                                               99,684
    4,300   Office Depot, Inc.*                                           95,374
    1,250   Officemax, Inc.                                               41,875
    2,150   RadioShack Corp.                                              52,675
      797   Sears Holdings Corp.*                                        106,141
    6,850   Staples, Inc.                                                215,296
    5,550   Starbucks Corp.*                                             286,713
   12,500   Target Corp.                                                 625,250
   10,250   The GAP, Inc.                                                223,860
   30,550   The Home Depot, Inc.                                       1,168,231
    4,100   The May Department Stores Co.                                151,782
    6,700   The TJX Company, Inc.                                        165,021
    2,000   Tiffany & Co.                                                 69,040
    2,950   Toys "R" Us, Inc.*                                            75,992
   47,250   Wal-Mart Stores, Inc.                                      2,367,697
   14,200   Walgreen Co.                                                 630,763
    1,600   Wendy's International, Inc.                                   62,464
    4,050   Yum! Brands, Inc.                                            209,831
                                                                      ----------
                                                                       9,948,227
                                                                      ----------

            Savings and Loans--0.5%
    3,900   Golden West Financial Corp.                                  235,950
    5,200   Sovereign Bancorp, Inc.                                      115,232
   12,200   Washington Mutual, Inc.                                      481,900
                                                                      ----------
                                                                         833,082
                                                                      ----------

            Semiconductors--3.0%
    5,450   Advanced Micro Devices, Inc.*                                 87,854
    5,100   Altera Corp.                                                 100,878
    5,200   Analog Devices, Inc.                                         187,928
   23,200   Applied Materials, Inc.                                      377,000
    4,200   Applied Micro Circuits Corp.*                                 13,818
    4,050   Broadcom Corp., Class A*                                     121,176
    5,572   Freescale Semiconductor, Inc.*                                96,118
   86,700   Intel Corp.                                                2,014,040
    2,700   KLA-Tencor Corp.                                             124,227
    4,250   Linear Technology Corp.                                      162,818
    5,300   LSI Logic Corp.*                                              29,627
    4,500   Maxim Integrated Products, Inc.                              183,915

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
    8,500   Micron Technology, Inc.*                                  $   87,890
    4,900   National Semiconductor Corp.*                                100,989
    1,950   Novellus Systems, Inc.*                                       52,124
    2,300   NVIDIA Corp.*                                                 54,648
    2,500   PMC - Sierra, Inc.*                                           22,000
    1,300   QLogic Corp.*                                                 52,650
    2,650   Teradyne, Inc.*                                               38,690
   23,950   Texas Instruments, Inc.                                      610,485
    4,800   Xilinx, Inc.*                                                140,304
                                                                      ----------
                                                                       4,659,179
                                                                      ----------

            Software--4.2%
    3,400   Adobe Systems, Inc.                                          228,378
    3,200   Autodesk, Inc.                                                95,232
    8,150   Automatic Data Processing, Inc.                              366,343
    3,050   BMC Software, Inc.*                                           45,750
    2,300   Citrix Systems, Inc.*                                         54,786
    7,400   Computer Associates International, Inc.                      200,540
    5,350   Compuware Corp.*                                              38,520
    4,300   Electronic Arts, Inc.*                                       222,654
   11,196   First Data Corp.                                             440,115
    2,700   Fiserv, Inc.*                                                107,460
    3,200   IMS Health, Inc.                                              78,048
    2,550   Intuit, Inc.*                                                111,614
    1,200   Mercury Interactive Corp.*                                    56,856
  141,000   Microsoft Corp.                                            3,407,969
    5,250   Novell, Inc.*                                                 31,290
   62,600   Oracle Corp.*                                                781,248
    3,700   Parametric Technology Corp.*                                  20,683
    7,100   Siebel Systems, Inc.*                                         64,823
    5,850   VERITAS Software Corp.*                                      135,837
                                                                      ----------
                                                                       6,488,146
                                                                      ----------

            Telecommunications--5.4%
   11,250   ADC Telecommunications, Inc.*                                 22,388
    4,250   ALLTEL Corp.                                                 233,113
    2,150   Andrew Corp.*                                                 25,177
   11,139   AT&T Corp.                                                   208,856
    6,687   Avaya, Inc.*                                                  78,104
   25,450   BellSouth Corp.                                              669,081
    1,850   CenturyTel, Inc.                                              60,754
    7,900   CIENA Corp.*                                                  13,588
   90,000   Cisco Systems, Inc.*                                       1,610,099
    4,650   Citizens Communications Co.                                   60,171
    2,750   Comverse Technology, Inc.*                                    69,355
   19,600   Corning, Inc.*                                               218,148
   20,050   JDS Uniphase Corp.*                                           33,484
   61,700   Lucent Technologies, Inc.*                                   169,675
   34,100   Motorola, Inc.                                               510,477

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
 OF SHARES                                                              VALUE
----------                                                          ------------
             COMMON STOCKS (CONTINUED)
    15,700   Nextel Communications, Inc.*                           $    446,194
    22,900   QUALCOMM, Inc.                                              839,285
    23,259   Qwest Communications International, Inc.*                    86,058
    45,950   SBC Communications, Inc.                                  1,088,555
     2,050   Scientific-Atlanta, Inc.                                     57,851
    20,550   Sprint Corp. (FON Group)                                    467,513
     6,400   Tellabs, Inc.*                                               46,720
    38,616   Verizon Communications, Inc.                              1,370,867
                                                                    ------------
                                                                       8,385,513
                                                                    ------------

             Textiles--0.1%
     2,100   Cintas Corp.                                                 86,751
                                                                    ------------

             Toys, Games and Hobbies--0.1%
     2,300   Hasbro, Inc.                                                 47,035
     5,750   Mattel, Inc.                                                122,763
                                                                    ------------
                                                                         169,798
                                                                    ------------

             Transportation--1.6%
     5,250   Burlington Northern Santa Fe Corp.                          283,133
     2,950   CSX Corp.                                                   122,868
     4,200   FedEx Corp.                                                 394,590
     5,600   Norfolk Southern Corp.                                      207,480
       850   Ryder System, Inc.                                           35,445
     3,650   Union Pacific Corp.                                         254,405
    15,600   United Parcel Service, Inc., Class B                      1,134,743
                                                                    ------------
                                                                       2,432,664
                                                                    ------------

             Total Common Stocks
             (Cost $135,583,729)                                     150,705,505
                                                                    ------------

 PRINCIPAL
  AMOUNT
----------

             UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS- 0.2% United States Treasury Securities--0.2%

$  275,000   2.935%, 9/08/05+
             (Cost $271,413)                                             271,383
                                                                    ------------

  NUMBER
 OF SHARES
----------
             MONEY MARKET FUND--2.3%
 3,504,299   BNY Hamilton Money Fund
             (Hamilton Shares), 2.48% (a)
             (Cost $3,504,299)                                         3,504,299
                                                                    ------------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON S&P 500 INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   -------------
             Total Investments
             (Cost $139,359,440) (b)--99.7%                        $154,481,187
             Other assets less liabilities--0.3%                        543,802
                                                                   ------------
             Net Assets--100.0%                                    $155,024,989
                                                                   ============

*    Non-income producing security.
+ Coupon rate represents discounted rate at time of purchase for United States Treasury Bills. This the actual collateral for the S$P 500 Index future.
(a)  Represents annualized 7 day yield at March 31, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2005, net unrealized appreciation was $15,121,746 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $18,709,882 and aggregate gross unrealized depreciation of $3,588,136.

At March 31, 2005, the S&P 500 Index Fund had entered into the following exchange traded financial future contracts as described below:

Index     Maturity               Unrealized Depreciation
Future    Date       Contracts      at March 31, 2005
-------   --------   ---------   -----------------------
S&P 500     June
Index       2005         64             ($39,425)

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP GROWTH CRT FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS--99.4%
            Aerospace and Defense--2.4%
    2,950   United Technologies Corp.                                 $  299,897
                                                                      ----------

            Banks--3.9%
    5,000   Bank of America Corp.                                        220,500
    5,400   Wachovia Corp.                                               274,914
                                                                      ----------
                                                                         495,414
                                                                      ----------

            Beverages--2.1%
    5,150   PepsiCo, Inc.                                                273,105
                                                                      ----------

            Biotechnology--2.7%
    3,270   Amgen, Inc.*                                                 190,347
    4,500   Celgene Corp.*                                               153,225
                                                                      ----------
                                                                         343,572
                                                                      ----------

            Chemicals--5.0%
    5,785   duPont (E.I.) de Nemours & Co.                               296,423
    5,200   International Flavors & Fragrances, Inc.                     205,400
    2,730   Rohm and Haas Co.                                            131,040
                                                                      ----------
                                                                         632,863
                                                                      ----------

            Commercial Services--1.8%
    8,600   ARAMARK Corp., Class B                                       226,008
                                                                      ----------

            Computers--5.7%
    5,300   Dell Inc.*                                                   203,626
   14,500   EMC Corp.*                                                   178,640
    3,775   International Business Machines Corp. (IBM)                  344,960
                                                                      ----------
                                                                         727,226
                                                                      ----------

            Cosmetics and Personal Care--3.2%
    3,500   Colgate-Palmolive Co.                                        182,595
    4,300   The Procter & Gamble Co.                                     227,900
                                                                      ----------
                                                                         410,495
                                                                      ----------

            Diversified Financial Services--8.4%
    8,373   Citigroup, Inc.                                              376,283
    2,025   Fannie Mae                                                   110,261
    7,150   Morgan Stanley                                               409,337
    1,500   The Goldman Sachs Group, Inc.                                164,985
                                                                      ----------
                                                                       1,060,866
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP GROWTH CRT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
            Electric--2.9%
    3,000   Dominion Resources, Inc.                                  $  223,290
    5,400   Duke Energy Corp.                                            151,254
                                                                      ----------
                                                                         374,544
                                                                      ----------

            Food--2.7%
    4,710   Campbell Soup Co.                                            136,684
    5,700   SYSCO Corp.                                                  204,060
                                                                      ----------
                                                                         340,744
                                                                      ----------

            Healthcare-Products--3.2%
    4,125   Johnson & Johnson                                            277,035
    1,600   Zimmer Holdings, Inc.*                                       124,496
                                                                      ----------
                                                                         401,531
                                                                      ----------

            Insurance--3.3%
    5,100   American International Group, Inc.                           282,591
    3,655   The St. Paul Cos., Inc.                                      134,248
                                                                      ----------
                                                                         416,839
                                                                      ----------

            Machinery-Construction & Mining--1.4%
    1,900   Caterpillar, Inc.                                            173,736
                                                                      ----------

            Media--3.1%
    7,800   Comcast Corp.- Special Class A*                              260,520
    2,700   The E.W. Scripps Co.                                         131,625
                                                                      ----------
                                                                         392,145
                                                                      ----------

            Miscellaneous Manufacturing--9.1%
    3,400   3M Co.                                                       291,346
    2,900   Eaton Corp.                                                  189,660
   12,745   General Electric Co.                                         459,584
    5,700   Honeywell International, Inc.                                212,097
                                                                      ----------
                                                                       1,152,687
                                                                      ----------

            Oil and Gas--6.6%
    5,375   BP PLC ADR                                                   335,400
    8,425   Exxon Mobil Corp.                                            502,130
                                                                      ----------
                                                                         837,530
                                                                      ----------

            Oil and Gas Services--2.6%
    4,700   Schlumberger Ltd.                                            331,256
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP GROWTH CRT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
            Pharmaceuticals--8.4%
    3,000   Abbott Laboratories                                      $   139,860
    3,450   Caremark Rx, Inc.*                                           137,241
    4,200   Gilead Sciences, Inc.*                                       150,360
   11,750   Pfizer, Inc.                                                 308,672
    6,700   Teva Pharmaceutical Industries Ltd. ADR                      207,700
    3,000   Wyeth                                                        126,540
                                                                     -----------
                                                                       1,070,373
                                                                     -----------

            Real Estate Investment Trusts--1.0%
    4,200   Duke Realty Corp.                                            125,370
                                                                     -----------

            Retail--4.6%
    6,265   PETsMART, Inc.                                               180,119
    5,650   The Home Depot, Inc.                                         216,056
    3,800   Wal-Mart Stores, Inc.                                        190,418
                                                                     -----------
                                                                         586,593
                                                                     -----------

            Savings and Loans--1.5%
    5,000   Washington Mutual, Inc.                                      197,500
                                                                     -----------

            Semiconductors--2.4%
   13,200   Intel Corp.                                                  306,636
                                                                     -----------

            Software--2.6%
   13,600   Microsoft Corp.                                              328,712
                                                                     -----------

            Telecommunications--5.5%
   14,175   Cisco Systems, Inc.*                                         253,591
    6,500   Scientific-Atlanta, Inc.                                     183,430
   11,700   Sprint Corp. (FON Group)                                     266,175
                                                                     -----------
                                                                         703,196
                                                                     -----------

            Transportation--3.3%
    3,800   CSX Corp.                                                    158,270
    3,675   United Parcel Service, Inc., Class B                         267,320
                                                                     -----------
                                                                         425,590
                                                                     -----------

            Total Common Stocks
            (Cost $12,570,152)                                        12,634,428
                                                                     -----------

            EXCHANGE TRADED FUND--1.0%
    6,430   Technology Select Sector SPDR Fund
            (Cost $136,059)                                              125,771
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON LARGE CAP GROWTH CRT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------

            MONEY MARKET FUND--1.9%
  239,752   BNY Hamilton Money Fund
            (Hamilton Shares), 2.48% (a)
            (Cost $239,752)                                         $   239,752
                                                                    -----------

            Total Investments
            (Cost $12,945,963) (b)--102.3%                           12,999,951
            Liabilities in excess of other assets--(2.3%)              (297,138)
                                                                    -----------
            Net Assets--100.0%                                      $12,702,813
                                                                    ===========

ADR  American Depositary Receipt.
*    Non-income producing security.
(a)  Represents annualized 7 day yield at March 31, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2005, net unrealized appreciation was $53,988 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,003,861 and aggregate gross unrealized depreciation of $949,873.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON SMALL CAP GROWTH CRT FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                                 VALUE
---------                                                               --------
            COMMON STOCKS--99.3%
            Apparel--3.4%
    2,600   Columbia Sportswear Co.*                                    $138,398
    3,655   Phillips-Van Heusen Corp.                                     97,369
    1,000   The Warnaco Group, Inc.*                                      24,040
    1,850   Wolverine World Wide, Inc.*                                   39,646
                                                                        --------
                                                                         299,453
                                                                        --------

            Banks--3.3%
    1,700   Boston Private Financial Holdings, Inc.                       40,375
      808   Community Banks, Inc.                                         20,192
    1,200   East-West Bancorp, Inc.                                       44,304
    3,600   UCBH Holdings, Inc.                                          143,640
      300   Westamerica Bancorp                                           15,531
      750   Wilmington Trust Corp.                                        26,325
                                                                        --------
                                                                         290,367
                                                                        --------

            Beverages--0.7%
    2,500   Peet's Coffee & Tea, Inc.*                                    61,625
                                                                        --------

            Biotechnology--4.2%
    3,500   Charles River Laboratories International, Inc.*              164,640
    1,780   Genitope Corp.*                                               22,250
    2,600   Martek Biosciences Corp.*                                    151,294
    3,930   Tercica, Inc.*                                                29,986
                                                                        --------
                                                                         368,170
                                                                        --------

            Chemicals--2.3%
    6,600   Airgas, Inc.                                                 157,674
    1,400   Cabot Microelectronics Corp.*                                 43,932
                                                                        --------
                                                                         201,606
                                                                        --------

            Commercial Services--4.7%
    4,940   CoStar Group, Inc.*                                          182,038
    3,690   Education Management Corp.*                                  103,136
    2,635   Forrester Research, Inc.*                                     37,101
    4,700   Spherion Corp.*                                               35,203
      405   Strayer Education, Inc.                                       45,895
       20   The Advisory Board Co.*                                          874
    3,000   The Princeton Review, Inc.*                                   16,530
                                                                        --------
                                                                         420,777
                                                                        --------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON SMALL CAP GROWTH CRT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                                 VALUE
---------                                                               --------
            COMMON STOCKS (CONTINUED)
            Computers--1.7%
    1,200   M-Systems Flash Disk Pioneers Ltd.*                         $ 26,448
    2,200   Manhattan Associates, Inc.*                                   44,814
    6,100   Perot Systems Corp., Class A*                                 81,984
                                                                        --------
                                                                         153,246
                                                                        --------

            Distribution and Wholesale--2.0%
   10,440   Bell Microproducts, Inc.*                                     78,091
    3,100   SCP Pool Corp.                                                98,766
                                                                        --------
                                                                         176,857
                                                                        --------

            Diversified Financial Services--2.3%
    3,200   National Financial Partners Corp.                            127,360
      200   Piper Jaffray Cos., Inc.*                                      7,318
    3,500   Waddell & Reed Financial, Inc.                                69,090
                                                                        --------
                                                                         203,768
                                                                        --------

            Electrical Components and Equipment--1.6%
    2,800   Belden CDT, Inc.                                              62,188
    4,600   Wilson Greatbatch Technologies, Inc.*                         83,904
                                                                        --------
                                                                         146,092
                                                                        --------

            Electronics--3.9%
      300   Cogent, Inc.*                                                  7,554
    3,100   Coherent, Inc.*                                              104,656
      150   Dolby Laboratories, Inc., Class A*                             3,525
      800   Excel Technology, Inc.*                                       19,664
    3,400   KEMET Corp.*                                                  26,350
    2,190   Photon Dynamics, Inc.*                                        41,741
    7,860   Plexus Corp.*                                                 90,469
    1,500   Trimble Navigation Ltd.*                                      50,715
                                                                        --------
                                                                         344,674
                                                                        --------

            Energy-Alternate Sources--0.5%
    3,300   KFx, Inc.*                                                    44,220
                                                                        --------

            Engineering and Construction--1.5%
    1,900   Dycom Industries, Inc.*                                       43,681
    4,155   The Shaw Group, Inc.*                                         90,579
                                                                        --------
                                                                         134,260
                                                                        --------

            Entertainment--0.9%
    1,475   International Speedway Corp.                                  80,019
                                                                        --------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON SMALL CAP GROWTH CRT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 NUMBER
OF SHARES                                                                 VALUE
---------                                                               --------
            COMMON STOCKS (CONTINUED)
            Food--2.7%
    6,175   Performance Food Group Co.*                                 $170,924
    2,350   United Natural Foods, Inc.*                                   67,281
                                                                        --------
                                                                         238,205
                                                                        --------

            Healthcare Products--5.8%
    6,800   Conceptus, Inc.*                                              53,040
    3,500   Digirad Corp.*                                                27,125
    2,600   Merit Medical Systems, Inc.*                                  31,174
    1,700   NuVasive, Inc.*                                               21,964
    4,905   PSS World Medical, Inc.*                                      55,770
    2,900   Respironics, Inc.*                                           168,983
    1,600   Shamir Optical Industry Ltd.*                                 24,720
    3,800   Wright Medical Group, Inc.*                                   91,200
    2,015   Zoll Medical Corp.*                                           45,398
                                                                        --------
                                                                         519,374
                                                                        --------

            Healthcare Services--7.7%
    4,400   American Healthways, Inc.*                                   145,288
      200   AMERIGROUP, Corp.*                                             7,312
    2,600   AmSurg Corp.*                                                 65,780
      100   Centene Corp.*                                                 2,999
    2,800   LifePoint Hospitals, Inc.*                                   122,752
      100   Molina Healthcare, Inc.*                                       4,609
    3,850   Renal Care Group, Inc.*                                      146,068
    1,100   United Surgical Partners International, Inc.*                 50,347
    6,100   VistaCare, Inc.*                                             124,867
      300   WellCare Health Plans, Inc.*                                   9,138
                                                                        --------
                                                                         679,160
                                                                        --------

            Household Products and Wares--0.4%
    1,400   Fossil, Inc.*                                                 36,295
                                                                        --------

            Insurance--1.5%
    3,325   ProAssurance Corp.*                                          131,338
                                                                        --------

            Internet--4.4%
    5,000   aQuantive, Inc.*                                              55,350
      400   Blue Coat Systems, Inc.*                                       9,400
      700   Digital River, Inc.*                                          21,812
    1,600   F5 Networks, Inc.*                                            80,784
      600   j2 Global Communications, Inc.*                               20,586
    2,000   Macromedia, Inc.*                                             67,000
    4,900   RSA Security, Inc.*                                           77,665

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON SMALL CAP GROWTH CRT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                 VALUE
---------                                                               --------
            COMMON STOCKS (CONTINUED)
    8,300   Sapient Corp.*                                              $ 60,964
                                                                        --------
                                                                         393,561
                                                                        --------

            Iron and Steel--0.4%
    1,500   Allegheny Technologies, Inc.                                  36,165
                                                                        --------

            Machinery-Diversified--0.9%
    2,300   Briggs & Stratton Corp.                                       83,743
                                                                        --------

            Media--3.4%
    2,080   Cumulus Media, Inc., Class A*                                 29,640
    7,100   Radio One, Inc., Class D*                                    104,725
    4,600   Scholastic Corp.*                                            169,694
                                                                        --------
                                                                         304,059
                                                                        --------

            Miscellaneous Manufacturing--0.8%
    2,500   Acuity Brands, Inc.                                           67,500
                                                                        --------

            Oil and Gas--1.5%
      700   Atwood Oceanics, Inc.*                                        46,578
    8,100   Grey Wolf, Inc.*                                              53,298
    1,400   Todco, Class A*                                               36,176
                                                                        --------
                                                                         136,052
                                                                        --------

            Oil and Gas Services--2.8%
    2,300   Core Laboratories NV*                                         59,041
      900   Maverick Tube Corp.*                                          29,259
    1,900   Oceaneering International, Inc.*                              71,250
    5,100   Superior Energy Services, Inc.*                               87,720
                                                                        --------
                                                                         247,270
                                                                        --------

            Pharmaceuticals--5.6%
    3,200   Alkermes, Inc.*                                               33,216
    2,195   Amylin Pharmaceuticals, Inc.*                                 38,391
    1,800   Connetics Corp.*                                              45,522
    1,400   Cubist Pharmaceuticals, Inc.*                                 14,868
    1,900   Neurocrine Biosciences, Inc.*                                 72,314
    3,100   NPS Pharmaceuticals, Inc.*                                    39,122
    8,710   Prestige Brands Holdings, Inc.*                              153,731
    4,900   VCA Antech, Inc.*                                             99,127
                                                                        --------
                                                                         496,291
                                                                        --------

            Retail--14.0%
    7,100   A.C. Moore Arts & Crafts, Inc.*                              189,286
    4,100   AnnTaylor Stores Corp.*                                      104,919

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON SMALL CAP GROWTH CRT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
      900   BJ's Restaurants, Inc.*                                   $   17,451
    1,500   Buffalo Wild Wings, Inc.*                                     56,745
    5,100   Dick's Sporting Goods, Inc.*                                 187,323
    8,500   Fred's, Inc.                                                 145,945
    9,400   Hot Topic, Inc.*                                             205,389
      350   Jo-Ann Stores, Inc.*                                           9,832
    1,000   MarineMax, Inc.*                                              31,180
      820   MSC Industrial Direct Co., Inc., Class A                      25,059
    2,000   Pacific Sunwear of California, Inc.*                          55,960
    1,300   School Specialty, Inc.*                                       50,908
    1,600   The Cheesecake Factory, Inc.*                                 56,720
    1,100   Tractor Supply Co.*                                           48,015
    2,800   West Marine, Inc.*                                            59,528
                                                                      ----------
                                                                       1,244,260
                                                                      ----------

            Savings and Loans--1.7%
    3,100   Commercial Capital Bancorp*                                   63,085
    1,150   Dime Community Bancshares                                     17,480
    2,400   Flushing Financial Corp.                                      43,680
    1,010   PFF Bancorp, Inc.                                             27,876
                                                                      ----------
                                                                         152,121
                                                                      ----------

            Semiconductors--6.5%
    5,700   Entegris, Inc.*                                               56,373
    4,200   Fairchild Semiconductor Corp.*                                64,386
    4,508   FormFactor, Inc.*                                            102,061
    7,800   LTX Corp.*                                                    34,632
    1,900   MKS Instruments, Inc.*                                        30,172
    3,600   O2Micro International Ltd.*                                   37,044
    8,100   Semtech Corp.*                                               144,747
    6,300   Skyworks Solutions, Inc.*                                     40,005
    6,900   Zoran Corp.*                                                  71,415
                                                                      ----------
                                                                         580,835
                                                                      ----------

            Software--2.6%
    4,415   FileNET Corp.*                                               100,574
    7,300   Packeteer, Inc.*                                             112,347
    2,800   Phase Forward, Inc.*                                          18,284
                                                                      ----------
                                                                         231,205
                                                                      ----------

            Telecommunications--1.0%
    1,000   JAMDAT Mobile, Inc.*                                          17,240
    1,790   NETGEAR, Inc.*                                                27,011

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON SMALL CAP GROWTH CRT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                              VALUE
---------                                                            ----------
            COMMON STOCKS (CONTINUED)
    9,000   RF Micro Devices, Inc.*                                  $   46,980
                                                                     ----------
                                                                         91,231
                                                                     ----------

            Transportation--2.6%
    2,100   Kirby Corp.*                                                 88,263
    1,980   SCS Transportation, Inc.*                                    36,808
    1,485   UTi Worldwide, Inc.                                         103,133
                                                                     ----------
                                                                        228,204
                                                                     ----------

            Total Common Stocks
            (Cost $8,363,014)                                         8,822,003
                                                                     ----------

            MONEY MARKET FUND--1.0%
   86,641   BNY Hamilton Money Fund
            (Hamilton Shares), 2.48% (a)
            (Cost $86,641)                                               86,641
                                                                     ----------

            Total Investments
            (Cost $8,449,655) (b)--100.3%                             8,908,644
            Liabilities in excess of other assets--(0.3%)               (24,893)
                                                                     ----------

            Net Assets--100.0%                                       $8,883,751
                                                                     ==========

*    Non-income producing security.
(a)  Represents annualized 7-day yield at March 31, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2005, net unrealized appreciation was $458,989 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,280,165 and aggregate gross unrealized depreciation of $822,175.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                             US$ VALUE
---------                                                            -----------
            COMMON STOCKS--100.9%
            Australia--5.2%
      575   Ansell Ltd. ADR                                             $ 17,507
      900   BHP Ltd. ADR                                                  25,182
    1,417   Boral Ltd. ADR                                                26,745
      225   Coles Myer Ltd.                                               13,176
      600   Commonwealth Bank of Australia ADR                            48,678
    8,700   Foster's Group Ltd. ADR                                       34,524
    4,000   Lend Lease Corp. Ltd. ADR                                     38,986
      420   National Australia Bank Ltd. ADR                              46,095
      300   Rio Tinto Ltd. ADR                                            41,902
       90   TABCORP Holdings Ltd. ADR                                     11,717
      640   Westpac Banking Corp. ADR                                     47,296
    1,100   Woodside Petroleum Ltd. ADR                                   20,677
                                                                        --------
                                                                         372,485
                                                                        --------

            Austria--0.5%
      600   Erste Bank der oesterreichischen Sparkassen ADR               15,732
      500   Oest Elektrizats (Verbund) AG ADR                             22,744
                                                                        --------
                                                                          38,476
                                                                        --------

            Belgium--1.3%
      300   Delhaize Group ADR                                            20,595
    1,700   Fortis ADR                                                    48,563
      200   Solvay SA ADR                                                 23,901
                                                                        --------
                                                                          93,059
                                                                        --------

            Denmark--0.8%
    1,100   Danske Bank A/S ADR                                           31,999
      500   Novo Nordisk A/S ADR                                          27,910
                                                                        --------
                                                                          59,909
                                                                        --------

            Finland--1.5%
    1,100   Metso Corp. ADR                                               19,855
    4,300   Nokia Corp. ADR                                               66,349
      900   UPM-Kymmene Oyj ADR                                           20,097
                                                                        --------
                                                                         106,301
                                                                        --------

            France--9.8%
    1,200   Accor SA ADR                                                  29,445
   22,600   Alstom SA ADR*                                                19,386
    1,400   Axa ADR                                                       37,352
    1,400   BNP Paribas SA ADR                                            49,718
    1,400   Business Objects SA ADR*                                      37,646
    1,300   France Telecom SA ADR                                         38,831
    1,000   Groupe Danone ADR                                             19,970
      550   L'Air Liquide SA ADR                                          20,286

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                             US$ VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
    2,000   L'Oreal SA ADR                                              $ 32,101
      960   Lafarge SA ADR                                                23,328
      300   Lagardere SCA ADR                                             22,770
      300   PSA Peugeot Citroen ADR                                       19,113
    1,792   Sanofi-Synthelabo SA ADR*                                     75,873
    2,310   Societe Generale ADR                                          48,125
      400   Technip SA ADR                                                16,676
    1,303   Thomson ADR                                                   35,181
      860   Total SA ADR                                                 100,818
      600   Valeo SA ADR                                                  13,389
    1,100   Veolia Environnement ADR                                      39,083
    1,000   Vivendi Universal SA ADR                                      30,600
                                                                        --------
                                                                         709,691
                                                                        --------

            Germany--6.9%
    3,000   Allianz AG ADR                                                38,160
      500   BASF AG ADR                                                   35,275
      700   Bayer AG ADR                                                  23,163
    1,200   Bayerische Hypo-und Vereinsbank AG ADR*                       29,398
      400   Continental AG ADR                                            31,036
      500   DaimlerChrysler AG                                            22,360
      474   Deutsche Bank AG                                              40,859
    1,000   Deutsche Lufthansa AG ADR                                     14,822
    2,300   Deutsche Telekom AG ADR                                       45,908
    1,509   E.On AG ADR                                                   43,384
      500   Hypo Real Estate Holding AG ADR*                              20,703
      600   Infineon Technologies AG*                                      5,730
      250   ProSiebenSat.1 Media AG ADR*                                   9,299
      600   RWE AG ADR                                                    36,377
      612   SAP AG ADR                                                    24,529
      300   Schering AG ADR                                               20,040
      685   Siemens AG ADR                                                54,156
                                                                        --------
                                                                         495,199
                                                                        --------

            Greece--0.5%
    5,655   National Bank of Greece ADR*                                  38,906
                                                                        --------

            Hong Kong--1.6%
    4,000   CLP Holdings Ltd. ADR                                         22,771
    2,500   Hang Seng Bank Ltd. ADR                                       33,176
      400   Hutchison Whampoa Ltd. ADR                                    16,989
      900   MTR Corp. Ltd. ADR                                            13,847
    3,000   Sun Hung Kai Properties Ltd. ADR                              27,214
                                                                        --------
                                                                         113,997
                                                                        --------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                             US$ VALUE
---------                                                            -----------
            COMMON STOCKS (CONTINUED)
            Ireland--0.7%
      650   Allied Irish Bank PLC ADR                                   $ 27,112
      125   Bank of Ireland ADR                                            7,918
      400   CRH PLC ADR                                                   10,516
      600   Elan Corp. PLC ADR*                                            1,944
                                                                        --------
                                                                          47,490
                                                                        --------

            Italy--4.4%
      250   Bulgari SpA ADR                                               11,918
    1,000   Enel SpA ADR                                                  48,010
      440   Eni SpA ADR                                                   57,270
    2,100   Fiat SpA ADR                                                  15,267
      800   Luxottica Group SpA ADR                                       16,320
      230   Mediaset SpA ADR                                              33,180
    1,650   Sanpaolo IMI SpA ADR                                          51,662
    1,450   Telecom Italia SpA Sponsored ADR                              45,530
    1,000   Telecom Italia SpA ADR                                        37,740
                                                                        --------
                                                                         316,897
                                                                        --------

            Japan--21.6%
      300   Ajinomoto Co., Inc. ADR                                       36,687
    3,500   All Nippon Airways Co. Ltd. ADR                               23,953
      300   Asahi Glass Co. Ltd. ADR                                      31,694
      500   Asahi Kasei Corp. ADR                                         24,682
    1,000   Canon, Inc. ADR                                               53,600
    1,000   Dai Nippon Printing Co. Ltd. ADR                              32,704
      400   Daiwa Securities Group, Inc. ADR                              26,402
    1,000   Eisai Co. Ltd. ADR                                            34,031
    1,000   Fuji Photo Film Co. Ltd. ADR                                  36,580
    1,200   Fujitsu Ltd. ADR                                              36,126
      500   Hitachi Ltd. ADR                                              31,065
    1,400   Honda Motor Co. Ltd. ADR                                      35,056
    1,400   Japan Airlines System Corp. ADR*                              20,484
      100   Kao Corp. ADR                                                 23,046
    2,250   Kawasaki Heavy Industries, Ltd. ADR                           15,567
    3,000   Kirin Brewery Co., Ltd. ADR                                   29,400
    1,000   Komatsu Ltd. ADR                                              30,142
      400   Kyocera Corp. ADR                                             28,576
      500   Marui Co. Ltd. ADR                                            13,472
    2,500   Matsushita Electric Industrial Co. Ltd. ADR                   36,800
      400   Millea Holdings, Inc. ADR                                     29,000
    1,000   Mitsubishi Corp. ADR                                          25,972
      600   Mitsubishi Electric Corp. ADR                                 31,133
      300   Mitsubishi Estate Co. Ltd. ADR                                34,948
    4,000   Mitsubishi Tokyo Financial Group, Inc. ADR                    34,600
      200   Mitsui & Co. Ltd. ADR                                         36,846
      400   Mitsui Sumitomo Insurance Co. Ltd. ADR                        36,761
    5,000   NEC Corp. ADR                                                 30,100
      600   Nikko Cordial Corp. ADR                                       30,068

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                              US$ VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
    1,600   Nintendo Co. Ltd. ADR                                     $   21,877
    1,200   Nippon Telegraph and Telephone Corp. ADR                      26,220
      600   Nippon Yusen Kabushiki Kaisha ADR                             36,238
    1,850   Nissan Motor Co. Ltd. ADR                                     37,870
      100   Nitto Denko Corp. ADR                                         52,543
    2,000   Nomura Holdings, Inc. ADR                                     27,720
    1,900   NTT DoCoMo, Inc. ADR                                          31,825
      400   Oji Paper Co. Ltd. ADR                                        22,513
    2,000   OLYMPUS Corp. ADR                                             46,746
    1,000   Pioneer Corp. ADR                                             17,970
      200   Ricoh Co. Ltd. ADR                                            17,203
    1,000   Seven - Eleven Japan Co. ADR                                  29,357
      900   Sony Corp. ADR                                                36,018
    1,500   Sumitomo Metal Industries Ltd. ADR                            27,066
    5,000   Sumitomo Mitsui Financial Group, Inc. ADR                     33,938
      300   TDK Corp. ADR                                                 20,583
      200   The Bank of Fukuoka ADR                                       12,584
      400   The Bank of Yokohama Ltd. ADR                                 24,458
      200   The Shizuoka Bank Ltd. ADR                                    20,251
    4,000   The Sumitomo Trust and Banking Co. Ltd. ADR                   26,141
    1,350   Toyota Motor Corp. ADR                                       100,412
                                                                      ----------
                                                                       1,559,028
                                                                      ----------

            Netherlands--5.0%
    1,300   ABN AMRO Holding NV ADR                                       32,253
    1,500   Aegon NV ADR                                                  20,190
      300   Akzo Nobel NV ADR                                             13,794
      400   ASML Holding NV ADR*                                           6,708
    1,500   ING Groep NV ADR                                              45,345
    1,800   Koninklijke (Royal) KPN NV ADR                                16,164
    1,100   Koninklijke (Royal) Philips Electronics NV ADR                30,272
    1,350   Reed Elsevier NV ADR                                          40,904
    1,700   Royal Dutch Petroleum Co. ADR                                102,068
      600   TPG NV ADR                                                    17,052
      500   Unilever NV ADR                                               34,210
                                                                      ----------
                                                                         358,960
                                                                      ----------

            New Zealand--0.2%
      475   Telecom Corp. of New Zealand Ltd. ADR                         16,468
                                                                      ----------

            Norway--0.6%
      500   Orkla ASA ADR                                                 18,371
    1,300   Statoil ASA ADR                                               22,282
    1,000   Tomra Systems ASA ADR                                          4,482
                                                                      ----------
                                                                          45,135
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                              US$ VALUE
---------                                                              ---------
            COMMON STOCKS (CONTINUED)
            Portugal--0.3%
      880   Electricidade de Portugal SA ADR                            $ 24,763
                                                                        --------
            Singapore--0.9%
    3,500   Neptune Orient Lines Ltd. ADR                                 31,238
    2,000   United Overseas Bank Ltd. ADR                                 34,924
                                                                        --------
                                                                          66,162
                                                                        --------

            Spain--4.0%
    3,200   Banco Bilbao Vizcaya Argentaria SA ADR                        52,064
    5,400   Banco Santander Central Hispano SA ADR                        65,663
    4,000   Corp. Mapfre SA ADR                                           12,352
    2,000   Endesa SA ADR                                                 45,180
      750   NH Hoteles SA ADR                                             19,339
    1,100   Repsol YPF SA ADR                                             29,205
    1,227   Telefonica SA ADR                                             63,767
                                                                        --------
                                                                         287,570
                                                                        --------

            Sweden--2.5%
      300   AB SKF ADR                                                    14,077
      500   Atlas Copco AB ADR                                            24,030
      300   Electrolux AB ADR                                             13,968
      700   Sandvik AB ADR                                                29,220
      300   Svenska Cellulosa AB ADR                                      11,351
      400   Tele2 AB ADR                                                  13,216
    1,320   Telefonaktiebolaget LM Ericsson ADR                           37,224
      900   Volvo AB ADR                                                  39,960
                                                                        --------
                                                                         183,046
                                                                        --------

            Switzerland--6.9%
    3,510   ABB Ltd. ADR*                                                 21,762
      860   Credit Suisse Group ADR                                       36,808
      400   Holcim Ltd.  ADR*                                             12,342
      190   Logitech International SA ADR*                                11,567
    1,320   Nestle SA ADR                                                 90,604
    1,930   Novartis AG ADR                                               90,285
    1,240   Roche Holding (UK) Ltd. ADR                                   66,687
      800   Serono SA ADR                                                 14,520
      446   Swiss Reinsurance Co. ADR                                     32,050
      400   Swisscom AG ADR                                               14,712
      800   Syngenta AG ADR*                                              16,800
      839   UBS AG ADR                                                    70,811
    1,000   Zurich Financial Services AG ADR*                             17,611
                                                                        --------
                                                                         496,559
                                                                        --------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                              US$ VALUE
---------                                                             ----------
            COMMON STOCKS (CONTINUED)
            United Kingdom--25.7%
    1,750   Amvescap PLC ADR                                          $   22,190
    1,300   Anglo American PLC ADR                                        31,070
    1,300   AstraZeneca PLC ADR                                           51,389
    2,600   BAA PLC ADR                                                   28,667
    1,975   BAE SYSTEMS PLC ADR                                           38,738
    1,475   Barclays PLC ADR                                              61,124
      580   BG Group PLC ADR                                              22,852
    1,100   BHP Billiton PLC ADR                                          29,898
    2,966   BP PLC ADR                                                   185,079
    1,000   British American Tobacco PLC ADR                              35,310
      850   British Sky Broadcasting Group PLC ADR                        37,443
      860   BT Group PLC ADR                                              33,488
    1,000   Cadbury Schweppes PLC ADR                                     40,700
      576   Centrica PLC ADR                                              25,115
    4,400   Compass Group PLC ADR                                         20,079
    1,590   Corus Group PLC ADR*                                          16,282
      650   Diageo PLC ADR                                                36,985
    1,020   Friends Provident PLC ADR                                     34,163
    2,400   GlaxoSmithKline PLC ADR                                      110,209
    2,100   GUS PLC ADR                                                   36,150
    1,200   HBOS PLC ADR                                                  56,121
    1,920   HSBC Holdings PLC ADR                                        152,447
      600   Imperial Tobacco Group PLC ADR                                31,800
    3,112   Kingfisher PLC ADR                                            33,960
    4,340   Legal & General Group PLC ADR                                 46,438
    1,400   Lloyds TSB Group PLC ADR                                      50,778
      550   Marconi Corp. PLC ADR*                                        11,275
      580   National Grid Transco PLC ADR                                 27,115
    2,700   Prudential Corp. PLC ADR                                      51,974
      975   Reed Elsevier PLC ADR                                         40,580
      680   Rentokil Initial PLC ADR                                      10,408
      300   Rio Tinto PLC ADR                                             38,925
    2,420   Royal & Sun Alliance Insurance Group PLC ADR                  18,344
    1,000   Scottish & Southern Energy PLC ADR                            16,657
      875   Scottish Power PLC ADR                                        27,300
    1,300   Shell Transport & Trading Co. ADR                             70,668
      260   Smith & Nephew PLC ADR                                        12,225
    2,066   Tesco PLC ADR                                                 37,068
      925   Unilever PLC ADR                                              37,000
    5,360   Vodafone Group PLC ADR                                       142,362
    1,000   Wolseley PLC ADR                                              42,820
                                                                      ----------
                                                                       1,853,196
                                                                      ----------

            Total Common Stocks
            (Cost $5,496,122)                                          7,283,297
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                      US$ VALUE
                                                                     ----------
            Total Investments
            (Cost $5,496,122) (a)--100.9%                            $7,283,297
            Liabilities in excess of other assets--(0.9%)               (67,720)
                                                                     ----------
            Net Assets--100.0%                                       $7,215,577
                                                                     ==========

ADR  American Depositary Receipt.
*    Non-income producing security.
(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2005 net unrealized appreciation was $1,787,174 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,901,840 and aggregate gross unrealized depreciation of $114,666.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
Industry Diversification

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                         % OF
                                                                         TOTAL
                                                          US$ VALUE   NET ASSETS
                                                         ----------   ----------
Aerospace and Defense                                    $   38,738       0.5%
Agriculture                                                  67,110       0.9
Airlines                                                     59,259       0.8
Auto Manufacturers                                          270,038       3.7
Auto Parts and Equipment                                     44,425       0.6
Banks                                                     1,350,905      18.7
Beverages                                                   100,909       1.4
Building Materials                                          104,625       1.5
Chemicals                                                   210,444       2.9
Commercial Services                                          43,112       0.6
Computers                                                    68,276       0.9
Cosmetics and Personal Care                                  55,147       0.8
Distribution and Wholesale                                  105,638       1.5
Diversified Financial Services                              106,380       1.5
Electric                                                    314,301       4.4
Electrical Components and Equipment                          62,198       0.9
Electronics                                                  88,948       1.2
Engineering and Construction                                 50,429       0.7
Entertainment                                                11,717       0.2
Environmental Control                                         4,482       0.1
Food                                                        335,205       4.6
Food Service                                                 20,079       0.3
Forest Products and Paper                                    53,961       0.7
Gas                                                          25,115       0.3
Hand and Machine Tools                                       29,220       0.4
Healthcare-Products                                          28,545       0.4
Holding Companies-Diversified                                16,989       0.2
Home Furnishings                                            139,937       1.9
Insurance                                                   419,740       5.8
Iron and Steel                                               43,348       0.6
Lodging                                                      48,784       0.7
Machinery-Construction and Mining                            54,172       0.8
Machinery-Diversified                                        39,241       0.5
Media                                                       214,776       3.0
Metal Fabricate and Hardware                                 14,077       0.2
Mining                                                      166,977       2.3
Miscellaneous Manufacturing                                 170,556       2.4
Office and Business Equipment                                70,803       1.0
Oil and Gas                                                 610,919       8.5
Oil and Gas Services                                         16,676       0.2
Pharmaceuticals                                             492,888       6.8
Real Estate                                                 101,148       1.4
Retail                                                      138,033       1.9
Semiconductors                                               12,438       0.2
Software                                                     62,175       0.9
Telecommunications                                          641,079       8.9
Toys, Games and Hobbies                                      21,877       0.3
Transportation                                               98,375       1.4
Water                                                        39,083       0.5
                                                         ----------      ----

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
Industry Diversification (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                         % OF
                                                                         TOTAL
                                                         US$ VALUE    NET ASSETS
                                                        -----------   ----------
Total value of investments                              $7,283,297      100.9%
Liabilities in excess of other assets                      (67,720)      (0.9)
                                                        ----------      -----
Net Assets                                              $7,215,577      100.0%
                                                        ----------      -----

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                          MOODY'S
 PRINCIPAL                                                 /S&P     INTEREST   MATURITY
  AMOUNT                                                 RATINGS*     RATE       DATE        VALUE
----------                                               --------   --------   --------   ----------
             MUNICIPAL BONDS--98.6%
             Education--16.1%
$2,000,000   Colorado University Enterprise System
             Revenue, Series A, FGIC Insured +            Aaa/AAA    4.750%     6/01/16   $2,077,400
 2,500,000   District of Columbia (Georgetown
             University), Series A, MBIA Insured +        Aaa/AAA    6.000      4/01/18    2,731,350
 1,500,000   Indiana University Student Fee, Series M     Aa2/AA     5.750      8/01/10    1,641,735
 1,425,000   Indiana University Student Fee, Series N,
             MBIA Insured +                               Aaa/AAA    5.000      8/01/11    1,533,001
 2,825,000   Metropolitan Govt. Nashville and
             Davidson County, Tennessee, H & E
             Facility (Vanderbilt University)             Aa2/AA     5.000     10/01/19    2,958,877
 1,000,000   Minnesota State Higher Educational
             Facilities Authority Revenue (Carleton
             College)                                     Aa2/NR     5.300     11/01/13    1,049,260
 1,410,000   Minnesota State Higher Educational
             Facilities Authority Revenue (Macalester
             College), Series 6B                          Aa3/NR     5.000      3/01/14    1,519,543
 1,000,000   New Jersey State Educational Facility
             Authority Revenue (Princeton Theological
             Seminary), Series G                          Aaa/AAA    4.250      7/01/18    1,002,020
 1,000,000   New Jersey State Educational Facility
             Authority Revenue (Rowan University),
             Series C, FGIC Insured +                     Aaa/AAA    5.250      7/01/13    1,087,400
 1,140,000   New York State Dormitory Authority
             Revenue (Barnard College), AMBAC
             Insured +                                    Aaa/AAA    5.250      7/01/16    1,201,799
 2,000,000   New York State Dormitory Authority
             Revenue (Columbia University),
             Series A                                     Aaa/AAA    5.250      7/01/21    2,142,740
 1,000,000   New York State Dormitory Authority
             Revenue (Cornell University)                 Aa1/AA+    5.400      7/01/14    1,049,850
 1,000,000   Private Colleges & Universities
             Authority (Emory University Project),
             Series A                                     Aa2/AA     5.500     11/01/06    1,042,660
 1,000,000   Southwest Higher Education Authority
             Revenue, (Southern Methodist University
             Project), AMBAC Insured +                    Aaa/AAA    5.500     10/01/14    1,106,400
 1,000,000   Swarthmore Borough Authority
             Pennsylvania (Swarthmore College)            Aa1/AA+    5.000      9/15/08    1,061,560
 1,000,000   Swarthmore Borough Authority
             Pennsylvania (Swarthmore College)            Aa1/AA+    5.250      9/15/09    1,079,610
 2,185,000   Texas A & M University Revenue               Aa1/AA+    5.000      5/15/08    2,267,331
 1,500,000   Texas A & M University Revenue               Aa1/AA+    5.350      5/15/15    1,596,705
 2,260,000   Texas A & M University Revenue,
             Series A                                     Aa1/AA+    5.375      5/15/15    2,441,161
 2,000,000   Texas Technical University Revenue,
             Series 9                                     Aaa/AAA    5.000      2/15/12    2,153,640

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                          MOODY'S
 PRINCIPAL                                                  /S&P     INTEREST   MATURITY
  AMOUNT                                                  RATINGS*     RATE       DATE        VALUE
----------                                                --------   --------   --------   -----------
             MUNICIPAL BONDS (CONTINUED)
$2,405,000   University of Maryland Systems
             Auxiliary Facilities & Tuition Revenue,
             Series A                                      Aa2/AA     5.000%     4/01/17   $ 2,548,001
 4,000,000   University of Nebraska, Lincoln Student
             Fees and Facilities, Series B                 Aa2/AA-    5.000      7/01/28     4,121,520
 1,000,000   University of Virginia, Series A              Aaa/AAA    5.000      6/01/06     1,027,090
 1,665,000   University of Virginia, Series B              Aaa/AAA    5.000      6/01/18     1,763,268
                                                                                           -----------
                                                                                            42,203,921
                                                                                           -----------
             General Obligations--35.5%
 1,000,000   Aldine, Texas, Independent School
             District                                      Aaa/AAA    5.375      2/15/09     1,039,830
 3,000,000   Austin, Texas                                 Aa2/AA+    5.000      9/01/17     3,165,180
 5,000,000   California State Economic Recovery,
             Series A                                      Aa3/AA-    5.000      7/01/15     5,371,100
 3,000,000   Chicago, Illinois, FSA Insured +              Aaa/AAA    5.500      1/01/12     3,314,100
 3,800,000   Chicago, Illinois, Series A, FSA Insured +    Aaa/AAA    5.250      1/01/29     4,018,081
 2,650,000   Connecticut State, Series D                   Aaa/AAA    5.000      8/01/07     2,775,981
 1,000,000   Dallas, Texas                                 Aa1/AA+    5.500      2/15/06     1,024,900
 2,130,000   Delaware State, Series A                      Aaa/AAA    5.000      7/01/06     2,191,600
 2,000,000   Delaware State, Series A                      Aaa/AAA    5.000      7/01/09     2,144,360
 2,000,000   Durham County, North Carolina,
             Series B                                      Aaa/AAA    5.000      4/01/15     2,134,900
 1,460,000   Florida State Board of Educational Cap
             Outlay, Series A                              Aa1/AAA    5.250      6/01/16     1,518,123
 1,000,000   Georgia State, Series C                       Aaa/AAA    5.750      7/01/13     1,107,500
 5,000,000   Georgia State, Series D                       Aaa/AAA    2.000     12/01/23     3,432,500
 1,300,000   Harris County, Texas                           Aa1/AA    5.000      8/15/14     1,352,429
   390,000   Houston, Texas, Public Improvement,
             Series A                                      Aa3/AA-    5.250      3/01/13       415,120
 2,000,000   Illinois State, 1st Series                    Aa3/AA     5.000      8/01/07     2,091,400
 1,140,000   King County, Washington, Public
             Transportation, Series A                      Aa1/AA+    5.000     12/01/14     1,205,436
 1,575,000   Klein, Texas, Independent School
             District                                      Aaa/AAA    5.000      8/01/19     1,646,647
 1,500,000   Lake County, Illinois, First District
             Land Acquisition & Development                Aaa/AAA    5.500     12/15/10     1,654,110
 2,000,000   Maryland State & Local Facilities
             Loan-3rd Series                               Aaa/AAA    5.000     10/15/07     2,069,320
 1,400,000   Maryland State & Local Facilities
             Loan-3rd Series                               Aaa/AAA    5.000     10/15/09     1,461,964
 1,450,000   Massachusetts State, Series B                 Aa2/AA     4.000      8/01/06     1,474,476
 3,000,000   Massachusetts State, Series D, AMBAC
             Insured +                                     Aaa/AAA    5.500     10/01/19     3,402,840
 1,700,000   Maui County, Hawaii, MBIA Insured +           Aaa/AAA    5.000      9/01/06     1,753,227
 1,500,000   Middlesex County, New Jersey                  Aa1/AAA    5.000     10/01/06     1,552,620
 1,340,000   Minnesota State                               Aa1/AAA    5.000     11/01/18     1,409,868

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                      MOODY'S
 PRINCIPAL                                             /S&P     INTEREST   MATURITY
  AMOUNT                                             RATINGS*     RATE       DATE        VALUE
----------                                           --------   --------   --------   -----------
             MUNICIPAL BONDS (CONTINUED)
$1,000,000   Mississippi State                        Aa3/AA     5.250%    12/01/10   $ 1,093,340
 1,290,000   Montana State, Long Range Building
             Program, Series D                        Aa3/AA-    5.000      8/01/08     1,371,335
 1,215,000   Nevada State Municipal Bond Bank
             Project #52, Series A                    Aa2/AA     6.375      5/15/06     1,263,649
 2,760,000   Nevada State Municipal Bond Bank
             Project #66 & #67, Series A              Aa2/AA     5.250      5/15/10     2,914,201
 1,000,000   New York State, Series F                  A1/AA     5.000      9/15/06     1,032,350
 2,300,000   New York, New York                        A1/A      5.000      8/01/08     2,426,822
 5,000,000   New York, New York                        A1/A      5.000      8/01/09     5,298,899
 2,000,000   Ohio State Revenue                       Aa3/AA     4.500      6/15/06     2,042,560
 1,300,000   Ohio State Revenue                       Aaa/AAA    5.000     10/01/11     1,406,600
 3,000,000   Plano, Texas, Independent School
             District                                 Aaa/AAA    5.000      2/15/18     3,140,010
 2,155,000   Raleigh, North Carolina, Public
             Improvement, Series A                    Aaa/AAA    3.250      4/01/16     1,993,763
 1,400,000   Reedy Creek Improvement District,
             Florida, Series A, MBIA Insured+         Aaa/AAA    5.750      6/01/19     1,408,050
 2,755,000   Texas State Refunding Water Financial
             Assistance, Series A & C                 Aa1/AA     5.000      8/01/09     2,902,200
 3,385,000   Texas State Water Development            Aa1/AA     5.500      8/01/16     3,553,944
 1,650,000   Union County, New Jersey General
             Improvement                              Aa1/AA+    5.000      2/01/15     1,741,146
 2,095,000   Washington State Motor Vehicle Fuel
             Tax, Series B, FGIC Insured+             Aaa/AAA    5.000      7/01/06     2,153,219
 1,490,000   Washington State, Series R-98A           Aa1/AA     5.000      7/01/12     1,547,708
 1,250,000   Washington State, Series R-98A           Aa1/AA     5.000      7/01/14     1,298,413
                                                                                      -----------
                                                                                       93,315,821
                                                                                      -----------

             Healthcare--1.2%
 1,040,000   New Jersey Health Care Facilities
             Financing Authority Revenue (Robert
             Wood Johnson University Hospital)         A2/A      5.250      7/01/12     1,105,499
 2,000,000   Tampa Florida Revenue Health System -
             Catholic Health East, MBIA Insured +     Aaa/AAA    5.500     11/15/06     2,083,700
                                                                                      -----------
                                                                                        3,189,199
                                                                                      -----------

             Housing--5.0%
 1,740,000   California Statewide Community
             Development Authority Revenue            Aaa/AAA    5.250      7/01/15     1,897,835
 1,210,000   Colorado Housing & Finance Authority
             Single Family Mortgage Class I-A-4       Aaa/AAA    4.900     11/01/11     1,246,445
   840,000   Maine State Housing Authority-Housing
             Mortgage Finance Program, Series C       Aa1/AA+    5.300     11/15/23       875,624

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                         MOODY'S
 PRINCIPAL                                                /S&P     INTEREST   MATURITY
  AMOUNT                                                RATINGS*     RATE       DATE        VALUE
----------                                              --------   --------   --------   -----------
             MUNICIPAL BONDS (CONTINUED)
$1,365,000   Missouri State Housing Development
             Single Family Mortgage Revenue
             (Homeowner Loan Program), Series A,
             GNMA/FNMA Insured +                         NR/AAA     5.050%     9/01/24   $ 1,390,116
 1,090,000   Nebraska Housing Finance Authority
             Single Family, Series D,
             GNMA/FNMA/FHLMC Insured+                    NR/AAA     5.250      9/01/22     1,119,823
 1,000,000   Nebraska Housing Finance Authority
             Single Family, Series F                     NR/AAA     4.400      3/01/20       983,850
 1,500,000   New York State Mortgage Agency,
             Series 101                                  Aa1/NR     5.000     10/01/18     1,538,460
 1,000,000   Pennsylvania Housing Finance Agency
             Single Family Mortgage, Series 73B          Aa2/AA+    5.000      4/01/16     1,042,210
 1,960,000   Texas State Department of Housing and
             Community Affairs, Series A,
             GNMA/FNMA/MBIA Insured +                    Aaa/AAA    5.450      9/01/23     2,036,010
 1,010,000   Vermont Housing Finance Agency,
             Series 16A, FSA Insured +                   Aaa/AAA    4.850      5/01/11     1,045,491
                                                                                         -----------
                                                                                          13,175,864
                                                                                         -----------

             Other--2.5%
 1,000,000   New York State Dormitory Authority
             Lease Revenue Court Facilities,
             Westchester County, AMBAC Insured+          Aa1/AA+    5.250      8/01/13     1,068,570
 5,200,000   Oklahoma Development Finance
             Authority Revenue (Samuel Roberts
             Noble, Inc.)                                Aaa/AAA    5.000      5/01/08     5,502,380
                                                                                         -----------
                                                                                           6,570,950
                                                                                         -----------

             Pre-Refunded Securities--9.6%
 1,250,000   Jacksonville, Florida, Electrical
             Authority Revenue (St. John's River),
             Series 11                                   Aa2/AA-    5.375     10/01/11     1,259,225
 2,000,000   Jacksonville, Florida, Health Facilities
             Authority Hospital Revenue (Charity
             Obligation Group), Series C, ETM            Aa2/NR     4.875      8/15/07     2,087,060
 1,005,000   Kansas State Department of
             Transportation Highway Revenue,
             Series A, ETM                               Aa2/AA+    5.375      3/01/07     1,051,733
 1,135,000   Lower Colorado River Authority, Texas
             Revenue, ETM                                Aaa/AAA    5.000      1/01/15     1,232,508
   115,000   Monroe County New York, AMBAC
             Insured +                                   Aaa/AAA    6.000      6/01/11       116,814
 2,960,000   Nebraska Public Power District Revenue,
             Series A, MBIA Insured+                     Aaa/AAA    5.250      1/01/14     3,164,122

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                       MOODY'S
 PRINCIPAL                                              /S&P     INTEREST   MATURITY
  AMOUNT                                              RATINGS*     RATE       DATE        VALUE
----------                                            --------   --------   --------   -----------
             MUNICIPAL BONDS (CONTINUED)
$2,000,000   New Jersey State Highway Authority
             Garden State Parkway General Revenue,
             ETM                                       A1/AAA     5.150%     1/01/07   $ 2,077,900
    45,000   New Jersey State Turnpike Authority
             Revenue, ETM                              Aaa/AAA    5.875      1/01/08        46,877
 3,000,000   New York City, New York Transitional
             Finance Authority Revenue, Series B,
             ETM                                       Aa1/AAA    5.100     11/15/07     3,164,610
 5,000,000   North Carolina Eastern Municipal Power
             Agency System Revenue, Series A,
             ETM                                       Aaa/BBB    5.000      1/01/17     5,390,200
 4,000,000   North Carolina Municipal Power Agency
             No. 1, Catawaba Electric Revenue,
             ETM                                       A3/AAA     5.500      1/01/13     4,427,959
 1,000,000   Omaha, Nebraska, Series A, ETM            Aaa/AAA    6.500     12/01/16     1,231,190
                                                                                       -----------
                                                                                        25,250,198
                                                                                       -----------

             Special Tax--5.4%
 1,100,000   Chicago, Illinois Sales Tax Revenue,
             FGIC Insured +                            Aaa/AAA    5.000      1/01/08     1,155,231
   100,000   Indiana Bond Bank Revenue, Series A       NR/AAA     5.750      2/01/06       102,553
 2,000,000   Indianapolis Industrial Local Public
             Improvement Bank, Series A                Aaa/AAA    5.500      2/01/08     2,130,820
 2,500,000   Municipal Assistance Corp. for New
             York City, Series E                       Aaa/AAA    6.000      7/01/06     2,602,825
 1,000,000   New York City, New York Transitional
             Finance Authority Revenue, Series A       Aa1/AAA    5.250     11/15/12     1,090,150
 1,805,000   New York State Local Government
             Assistance Corp., Series A                 A1/AA     6.000      4/01/06     1,863,554
 2,000,000   New York State Local Government
             Assistance Corp., Series A, AMBAC
             Insured +                                 Aaa/AAA    5.000      4/01/09     2,089,560
   100,000   New York State Local Government
             Assistance Corp., Series A, Floating
             Rate Note ++                              Aa2/AA-    2.220      4/01/22       100,000
 2,595,000   New York State Local Government
             Assistance Corp., Series C                 A1/AA     6.000      4/01/12     2,930,170
                                                                                       -----------
                                                                                        14,064,863
                                                                                       -----------

             State Appropriation--4.3%
 2,000,000   Metropolitan Transportation Authority,
             Series A                                  Aaa/AAA    5.250      4/01/13     2,147,680
 3,000,000   New York State Dormitory Authority
             Revenue State University Educational
             Facilities                                A2/AA-     6.000      5/15/07     3,182,370

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                       MOODY'S
 PRINCIPAL                                              /S&P     INTEREST   MATURITY
  AMOUNT                                              RATINGS*     RATE       DATE        VALUE
----------                                            --------   --------   --------   -----------
             MUNICIPAL BONDS (CONTINUED)
$2,450,000   New York State Dormitory Authority
             Revenue, 4201 School Program             Baa1/AA-    5.000%     7/01/08   $ 2,574,926
 3,100,000   New York State Dormitory Authority
             Revenue, Series B                         A2/AA-     5.250     11/15/23     3,350,914
                                                                                       -----------
                                                                                        11,255,890
                                                                                       -----------

             Transportation--6.1%
 1,745,000   Kansas State Department of
             Transportation Highway Revenue,
             Series A                                  Aa2/AA+    5.375      3/01/07     1,826,247
 3,340,000   New Jersey State Transportation Trust
             Fund Authority Revenue                    Aaa/AAA    5.500      6/15/22     3,750,386
 1,000,000   New Jersey State Turnpike Authority
             Revenue, Series A                         Aaa/AAA    5.000      1/01/19     1,053,090
 1,200,000   New Jersey State Turnpike Authority
             Revenue, Series C, MBIA Insured +         Aaa/AAA    6.500      1/01/08     1,310,328
 1,000,000   New York State Bridge Authority
             Revenue                                   Aa2/AA-    5.000      1/01/07     1,036,580
 1,200,000   New York State Thruway Authority
             Second General Highway & Bridge Trust
             Fund, Series A, MBIA Insured+             Aaa/AAA    5.000      4/01/06     1,228,008
 1,400,000   New York State Thruway Authority
             Service Contract Revenue                  Aaa/AAA    5.500      4/01/11     1,537,830
 2,105,000   Port of Seattle Washington Revenue,
             Series A, FGIC Insured +                  Aaa/AAA    6.000     10/01/07     2,257,065
 2,000,000   Texas State Turnpike Authority            Aa3/AA     5.000      6/01/08     2,112,460
                                                                                       -----------
                                                                                        16,111,994
                                                                                       -----------

             Utilities--12.5%
 2,650,000   Arizona Water Infrastructure Finance
             Authority Revenue (Water Quality),
             Series A                                  Aaa/AAA    4.000     10/01/23     2,471,549
 2,500,000   Austin, Texas, Utility System Revenue,
             Series A, MBIA Insured +                  Aaa/AAA    5.000      5/15/07     2,580,325
 3,150,000   Dade County, Florida, Water & Sewer
             System Revenue, FGIC Insured +            Aaa/AAA    6.250     10/01/07     3,398,756
 1,000,000   Energy Northwest Washington Electrical
             Revenue, Project No. 1, Series A, FSA
             Insured +                                 Aaa/AAA    5.500      7/01/13     1,099,800
 1,960,000   Grant County, Washington, Public
             Utility District No. 2, Series B          Aaa/AAA    5.250      1/01/24     2,037,165
 1,500,000   Harris County, Texas, Flood Control
             District, Series A                        Aa1/AA+    5.000     10/01/06     1,548,600
 2,500,000   JEA, Florida, St. John's River Power
             Park System Revenue                       Aa2/AA-    5.000     10/01/09     2,673,150

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                        MOODY'S
 PRINCIPAL                                               /S&P     INTEREST   MATURITY
  AMOUNT                                               RATINGS*     RATE       DATE         VALUE
----------                                             --------   --------   --------   ------------
             MUNICIPAL BONDS (CONTINUED)
$1,280,000   Long Island Power Authority, New York
             Electric System Revenue, FSA Insured+      Aaa/AAA    0.000%     6/01/15   $    831,616
$2,500,000   Long Island Power Authority, New York
             Electric System Revenue, Series A, FSA
             Insured+                                   Aaa/AAA    5.000     12/01/15      2,634,525
 4,000,000   Long Island Power Authority, New
             York, Electric System Revenue,
             Series B                                    A3/A-     5.250     12/01/12      4,336,720
 2,000,000   Michigan Municipal Bond Authority
             Revenue, Clean Water Revolving Fund        Aaa/AAA    5.250     10/01/18      2,152,640
   140,000   Nebraska Public Power District Revenue,
             Series A, MBIA Insured+                    Aaa/AAA    5.250      1/01/14        148,355
 2,000,000   New York State Power Authority,
             Series A                                   Aa2/AA-    5.000     11/15/19      2,106,200
 1,000,000   Omaha Public Power District, Series A       NR/AA     7.625      2/01/12      1,161,980
 1,320,000   Rhode Island Clean Water Protection
             Finance Agency, Series A                   Aaa/AAA    5.000     10/01/11      1,409,087
 2,000,000   San Antonio, Texas, Electric & Gas,
             Series A                                   Aa1/AA     5.000      2/01/18      2,078,740
                                                                                        ------------
                                                                                          32,669,208
                                                                                        ------------

             Waste Management--0.4%
 1,000,000   Connecticut State Resource Recovery
             Authority, Series A, MBIA Insured+         Aaa/AAA    5.500     11/15/12      1,059,140
                                                                                        ------------

             Total Municipal Bonds
             (Cost $254,349,749)                                                         258,867,048
                                                                                        ------------

             Total Investments
             (Cost $254,349,749) (a)--98.6%                                              258,867,048
             Other assets less liabilities--1.4%                                           3,729,321
                                                                                        ------------
             Net Assets--100.0%                                                         $262,596,369
                                                                                        ============

AMBAC American Municipal Bond Assurance Corp.
ETM   Escrowed to maturity.
FGIC  Financial Guaranty Insurance Company.
FHLMC Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Association.
FSA   Financial Security Assurance.
GNMA  Government National Mortgage Association.
MBIA  Municipal Bond Investors Assurance.
NR    Not Rated.
*     Unaudited.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

+ Insured or guaranteed by the indicated municipal bond insurance corporation.
++    Represents interest rate in effect at March 31, 2005 for Floating Rates
      Notes.
(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2005, net unrealized appreciation was $4,517,299 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $5,666,368 and aggregate gross unrealized depreciation of $1,149,069.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
Diversification by State

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                         % OF
                                                                         TOTAL
                                                           VALUE      NET ASSETS
                                                       ------------   ----------
Arizona                                                $  2,471,549       0.9%
California                                                7,268,935       2.8
Colorado                                                  3,323,845       1.3
Connecticut                                               3,835,121       1.5
Delaware                                                  4,335,960       1.7
District of Columbia                                      2,731,350       1.0
Florida                                                  14,428,063       5.5
Georgia                                                   5,582,660       2.1
Hawaii                                                    1,753,227       0.7
Illinois                                                 12,232,923       4.7
Indiana                                                   5,408,109       2.1
Kansas                                                    2,877,980       1.1
Maine                                                       875,624       0.3
Maryland                                                  6,079,285       2.3
Massachusetts                                             4,877,316       1.9
Michigan                                                  2,152,640       0.8
Minnesota                                                 3,978,671       1.5
Mississippi                                               1,093,340       0.4
Missouri                                                  1,390,116       0.5
Montana                                                   1,371,335       0.5
Nebraska                                                 11,930,839       4.6
Nevada                                                    4,177,850       1.6
New Jersey                                               14,727,266       5.6
New York                                                 54,684,542      20.8
North Carolina                                           13,946,823       5.3
Ohio                                                      3,449,160       1.3
Oklahoma                                                  5,502,380       2.1
Pennsylvania                                              3,183,380       1.2
Rhode Island                                              1,409,087       0.5
Tennessee                                                 2,958,877       1.1
Texas                                                    39,394,139      15.0
Vermont                                                   1,045,491       0.4
Virginia                                                  2,790,358       1.1
Washington                                               11,598,807       4.4
                                                       ------------     -----
Total value of investments                              258,867,048      98.6
Other assets less liabilities                             3,729,321       1.4
                                                       ------------     -----
Net Assets                                             $262,596,369     100.0%
                                                       ------------     -----

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                       MOODY'S
 PRINCIPAL                                              /S&P     INTEREST   MATURITY
  AMOUNT                                              RATINGS*     RATE       DATE        VALUE
----------                                            --------   --------   --------   -----------
             MUNICIPAL BONDS--98.9%

             Education--4.7%
$1,000,000   Dutchess County, New York, Industrial
             Development Agency (Bard College Civic
              Facilities)                               A3/NR     5.750%     8/01/08   $ 1,077,340
 1,000,000   New York State Dormitory Authority,
             Fordham University, FGIC Insured+         Aaa/AAA    5.000      7/01/18     1,055,570
 1,500,000   New York State Dormitory Authority,
             New York University, Series A, AMBAC
             Insured+                                  Aaa/AAA    5.500      7/01/09     1,632,885
   500,000   New York State Dormitory Authority,
             Rochester Institute of Technology         Aaa/AAA    5.000      7/01/13       531,740
 1,000,000   Saratoga County, New York Industrial
             Development Agency (Skidmore College
             Project - Series A), FSA Insured +        Aaa/NR     2.000      7/01/05       999,300
                                                                                       -----------
                                                                                         5,296,835
                                                                                       -----------

             General Obligations--11.2%
   200,000   Bethlehem, New York, AMBAC
             Insured+                                  Aaa/AAA    7.100     11/01/07       220,226
 1,000,000   Katonah-Lewisboro, New York, Union
             Free School District, Series B
             FGIC Insured+                             Aaa/NR     5.000      9/15/15     1,095,130
 2,750,000   New York State, Series A                   A1/AA     5.250      3/15/15     2,965,517
   500,000   New York State, Series C                   A1/AA     5.000      6/15/11       532,125
 1,000,000   New York, New York                         A1/A      5.000      8/01/14     1,033,310
   500,000   New York, New York, Series A               A1/A      6.250      8/01/08       527,590
   525,000   New York, New York, Series C               A1/A      5.500      8/15/08       562,160
    50,000   New York, New York, Series E               A1/A      7.500      2/01/07        50,197
 1,000,000   New York, New York, Series G               A1/A      5.000      8/01/06     1,029,350
   500,000   New York, New York, Series H               A1/A      5.750      3/15/08       522,300
    45,000   New York, New York, Series I               A1/A      5.750      3/15/08        46,793
    20,000   New York, New York, Series I               A1/A      5.750      3/15/08        20,892
 1,500,000   Onondaga County, New York, Series A       Aa2/AA+    5.000      5/01/17     1,589,789
   500,000   Rockland County, New York, Series A       A1/AA-     5.000     10/01/15       533,675
   750,000   Suffolk County, New York, Series B,
             FGIC Insured+                             Aaa/AAA    5.000     10/01/13       812,865
 1,000,000   Westchester County, New York,
             Series E                                  Aaa/AAA    2.500     12/15/05     1,001,370
                                                                                       -----------
                                                                                        12,543,289
                                                                                       -----------

             Healthcare--7.2%
 3,250,000   New York State Dormitory Authority
             Revenue, Memorial Sloan-Kettering
             Center, Series 1, MBIA Insured+           Aaa/AAA    5.000      7/01/20     3,399,501
 1,000,000   New York State Dormitory Authority,
             University Rochester-Strong Memorial
             Hospital                                   A1/A+     5.200      7/01/05     1,007,060

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                        MOODY'S
 PRINCIPAL                                               /S&P     INTEREST   MATURITY
  AMOUNT                                               RATINGS*     RATE       DATE        VALUE
----------                                             --------   --------   --------   ----------
             MUNICIPAL BONDS (CONTINUED)
$  935,000   New York State Medical Care Facilities
             Finance Agency Revenue, Series A           Aa1/NR     6.375%    11/15/20   $  976,149
 1,010,000   New York State Medical Care Facilities
             Finance Agency Revenue, Series A           Aa1/NR     6.375     11/15/20    1,050,319
 1,100,000   Westchester County, New York,
             Healthcare Corp., Series B                 Aaa/AAA    5.125     11/01/15    1,174,382
   400,000   Westchester County, New York,
             Healthcare Corp., Series B                 Aaa/AAA    5.250     11/01/11      434,008
                                                                                        ----------
                                                                                         8,041,419
                                                                                        ----------

             Housing--5.9%
   295,000   New York State Housing Finance
             Agency, Multi-Family Mortgage, Series A    Aaa/AA     7.000      8/15/22      299,257
 1,000,000   New York State Mortgage Revenue -
             Homeowner Mortgage, Series 70              Aa1/NR     5.375     10/01/17    1,040,200
 1,000,000   New York State Mortgage Revenue -
             Homeowner Mortgage, Series 80              Aa1/NR     5.100     10/01/17    1,040,140
 1,000,000   New York State Mortgage Revenue -
             Homeowner Mortgage, Series 95              Aa1/NR     5.500     10/01/17    1,057,160
 2,000,000   New York State Urban Development
             Corp.                                      Aaa/AAA    5.500      7/01/16    2,100,600
 1,000,000   Puerto Rico Housing Finance Authority,
             Capital Fund Program                       Aa3/AA     5.000     12/01/18    1,048,670
                                                                                        ----------
                                                                                         6,586,027
                                                                                        ----------

             Industrial Development Bonds--3.0%
 2,175,000   Hempstead Township-New York
             Industrial Development Agency (American
             Refinery Fuel Co. Project)                 Aaa/AAA    5.000     12/01/07    2,284,859
 1,000,000   Hempstead Township-New York
             Industrial Development Agency (American
             Refinery Fuel Co. Project)                 Aaa/AAA    5.000     12/01/09    1,044,210
                                                                                        ----------
                                                                                         3,329,069
                                                                                        ----------

             Other--6.2%
 1,000,000   Bethpage, New York, Union Free School
             District                                    NR/NR     3.000      6/23/05    1,001,490
 1,500,000   East Meadow, New York, Union Free
             School District, Bond Anticipation
             Notes                                       NR/NR     2.500      8/17/05    1,499,700
 1,000,000   Manhasset, New York Union Free
             School District, Tax Anticipation Notes     NR/NR     2.750      6/29/05    1,000,960
 1,800,000   New York State Dormitory Authority,
             Lease Revenue Court Facilities,
             Westchester County, AMBAC Insured+         Aa1/AA+    5.125      8/01/12    1,918,476

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                         MOODY'S
PRINCIPAL                                                 /S&P     INTEREST    MATURITY
  AMOUNT                                                RATINGS*     RATE        DATE        VALUE
----------                                              --------   --------   ---------   ----------
             MUNICIPAL BONDS (CONTINUED)
$1,500,000   South Huntington, New York, Union
             Free School District, Tax Anticipation
             Notes                                        NR/NR     2.750%      6/30/05   $1,501,095
                                                                                          ----------
                                                                                           6,921,721
                                                                                          ----------

             Pre-Refunded/Escrowed Securities--6.5%
 1,000,000   Erie County, New York, Water
             Authority, Waterworks Revenue, Series A,
             AMBAC Insured+                              Aaa/AAA    0.000      12/01/05      983,850
 1,000,000   Erie County, New York, Water
             Authority, Waterworks Revenue, Series A,
             AMBAC Insured+                              Aaa/AAA    0.000      12/01/06      954,920
 1,000,000   Metropolitan Transportation Authority
             Dedicated Tax Fund, Series A, MBIA
             Insured+, ETM                               Aaa/AAA    6.000       4/01/05    1,000,000
 1,000,000   Metropolitan Transportation Authority
             New York, Transportation Facilities
             Revenue, Series B-2, MBIA Insured+, ETM     Aaa/AAA    5.000       7/01/17    1,052,650
   600,000   New York State Dormitory Authority
             Revenue, New York Public Library,
             Series A, MBIA Insured+, ETM                Aaa/AAA    0.000       7/01/10      498,018
   390,000   New York State Environmental Facilities
             Corp., Series C, ETM                        Aaa/AAA    5.250       6/15/12      420,779
   235,000   New York State Housing Finance
             Agency, State University Construction,
             ETM                                         Aaa/AAA    6.500      11/01/06      241,700
   500,000   New York, New York City Transitional
             Finance Authority, Series A, ETM            Aa2/AAA    5.000       8/15/05      504,920
   500,000   Triborough Bridge & Tunnel Authority,
             General Purpose, Series B, ETM              Aa2/AAA    5.500       1/01/07      522,790
 1,000,000   Triborough Bridge & Tunnel Authority,
             General Purpose, Series Y, ETM              Aa2/AAA    6.000       1/01/12    1,125,520
                                                                                          ----------
                                                                                           7,305,147
                                                                                          ----------

             Special Tax--21.5%
 2,000,000   Metropolitan Transportation Authority
             Dedicated Tax Fund, Series A                Aaa/AAA    5.250      11/15/15    2,170,740
 1,500,000   Metropolitan Transportation Authority
             Dedicated Tax Fund, Series A                 A1/AA-    5.000      11/15/06    1,554,240
 2,000,000   Municipal Assistance Corp. for New
             York City, Series E                         Aaa/AAA    6.000       7/01/05    2,018,380
 1,500,000   Nassau County, New York Interim
             Finance Authority, Series B                 Aaa/AAA    5.000      11/15/16    1,603,905
 1,400,000   New York, New York City Transitional
             Finance Authority, Series 3A                Aa2/AAA    2.000      11/01/05    1,396,360

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                         MOODY'S
PRINCIPAL                                                 /S&P     INTEREST    MATURITY
  AMOUNT                                                RATINGS*     RATE        DATE        VALUE
----------                                              --------   --------   ---------   -----------
             MUNICIPAL BONDS (CONTINUED)
$2,000,000   New York, New York City Transitional
             Finance Authority, Series A                 Aa1/AAA    5.500%     11/15/17   $ 2,202,220
   500,000   New York, New York City Transitional
             Finance Authority, Series B                 Aa1/AAA    2.000       8/01/05       499,440
 1,000,000   New York State Dormitory Authority
             Revenue, State Personal Income Tax,
             Series A                                     NR/AA     5.000       3/15/16     1,063,020
 1,000,000   New York State Local Government
             Assistance Corp., Series A                   A1/AA     5.400       4/01/13     1,050,680
 1,500,000   New York State Local Government
             Assistance Corp., Series A                   A1/AA     5.400       4/01/15     1,572,090
 2,000,000   New York State Local Government
             Assistance Corp., Series A-1                Aaa/AAA    5.000       4/01/13     2,165,660
 1,000,000   New York State Local Government
             Assistance Corp., Series C                   A1/AA     6.000       4/01/08     1,082,470
   500,000   New York State Local Government
             Assistance Corp., Series E                   A1/AA     4.800       4/01/05       500,000
 1,000,000   New York State Thruway Authority
             Income Tax Revenue, Series A                 A1/AA     2.000       3/15/06       992,070
   990,000   New York State Urban Development
             Corp., Personal Income Tax Facility,
             Series A                                     A1/AA     5.375       3/15/17     1,093,029
   930,000   New York, New York City Transitional
             Finance Authority, Series B, MBIA-IBC
             Insured+                                    Aaa/AAA    4.750      11/15/15       956,784
 1,000,000   New York, New York City Transitional
             Finance Authority, Series C                 Aa1/AAA    5.375       2/01/13     1,088,750
 1,000,000   New York, New York City Transitional
             Finance Authority, Series C                 Aa1/AAA    5.375       2/15/14     1,085,920
                                                                                          -----------
                                                                                           24,095,758
                                                                                          -----------

             State Appropriation--16.6%
   250,000   New York State Dormitory Authority,
             Albany County                                A3/AA-    5.500       4/01/08       266,545
   645,000   New York State Dormitory Authority
             Revenue                                     Aaa/AAA    5.000       7/01/14       697,464
 1,105,000   New York State Dormitory Authority
             Revenue                                     Aaa/AAA    5.000       7/01/14     1,169,941
 1,000,000   New York State Dormitory Authority
             Revenue                                      NR/NR     5.000       7/01/18     1,056,620
 1,000,000   New York State Dormitory Authority
             Revenue,
             Mental Health Facilities, Series B          NR/AA-     5.250       2/15/18     1,062,580
 1,500,000   New York State Dormitory Authority
             Revenue, Series B+                          A2/AA-     5.250      11/15/23     1,621,410
 1,000,000   New York State Dormitory Authority,
             City University Construction, Series A      A2/AA-     5.700       7/01/05     1,008,020

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                         MOODY'S
 PRINCIPAL                                                /S&P     INTEREST   MATURITY
  AMOUNT                                                RATINGS*     RATE       DATE        VALUE
----------                                              --------   --------   --------   -----------
             MUNICIPAL BONDS (CONTINUED)
$2,370,000   New York State Dormitory Authority,
             City University Construction, Series A,
             FGIC Insured+                               Aaa/AAA    5.750%     7/01/18   $ 2,727,159
   500,000   New York State Dormitory Authority,
             State University Dormitory Facilities,
             Series A                                    A1/AA-     5.500      7/01/10       546,045
 1,000,000   New York State Dormitory Authority,
             State University Educational Facilities,
             MBIA Insured+                               Aaa/AAA    5.000      5/15/15     1,053,540
   500,000   New York State Dormitory Authority,
             State University Educational Facilities,
             Series A                                    Aaa/AAA    5.250      5/15/15       548,000
 1,500,000   New York State Dormitory Authority,
             State University Educational Facilities,
             Series A, MBIA Insured+                     Aaa/AAA    5.875      5/15/11     1,689,975
   750,000   New York State Thruway Authority
             Service Contract Revenue, Highway &
             Bridge Trust Fund                           A2/AA-     5.625      4/01/07       783,660
   500,000   New York State Thruway Authority
             Service Contract Revenue, Highway &
             Bridge Trust Fund                           A2/AA-     6.000      4/01/07       528,510
   500,000   New York State Thruway Authority
             Service Contract Revenue, Highway &
             Bridge Trust Fund, Series A, FGIC
             Insured+                                    Aaa/AAA    5.000      4/01/10       534,730
 1,000,000   New York State Thruway Authority
             Service Contract Revenue, Highway &
             Bridge Trust Fund, Series B                 Aaa/AAA    5.250      4/01/16     1,083,480
 1,000,000   New York State Thruway Authority,
             Highway and Bridge, General Purpose,
             Series B, FSA Insured+                      Aaa/AAA    4.750      4/01/19     1,029,510
   760,000   New York State Urban Development
             Corp., Cornell Center                       A2/AA-     5.900      1/01/07       761,809
   500,000   New York State Urban Development
             Corp., Correctional Facilities Service
             Contract, Series A                          A2/AA-     5.000      1/01/12       524,515
                                                                                         -----------
                                                                                          18,693,513
                                                                                         -----------

             Transportation--4.5%
 1,000,000   New York State Thruway Authority
             General Revenue, Series F, AMBAC
             Insured+                                    Aaa/AAA    5.000      1/01/19     1,062,580
 1,000,000   Port Authority of New York & New
             Jersey, Series 125                          Aaa/AAA    5.000     10/15/19     1,052,910
 1,000,000   Port Authority of New York & New
             Jersey, Series 128                          Aaa/AAA    5.000     11/01/18     1,059,430

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                         MOODY'S
 PRINCIPAL                                                /S&P     INTEREST   MATURITY
  AMOUNT                                                RATINGS*     RATE       DATE         VALUE
----------                                              --------   --------   --------   ------------
             MUNICIPAL BONDS (CONTINUED)
$1,000,000   Triborough Bridge & Tunnel Authority,
             General Purpose, Series A                   Aa2/AA-    5.250%     1/01/16   $  1,077,530
   775,000   Triborough Bridge & Tunnel Authority,
             General Purpose, Series B                   Aa2/AA-    5.250     11/15/17        840,588
                                                                                         ------------
                                                                                            5,093,038
                                                                                         ------------

             Utilities--11.6%
 1,000,000   Long Island Power Authority, New York
             Electric System Revenue, Series A           Aaa/AAA    5.500     12/01/10      1,102,860
 2,000,000   Long Island Power Authority, New York
             Electric System Revenue, Series B            A3/A-     5.250      6/01/14      2,168,280
 1,000,000   New York State Environmental Facilities
             Corp., Sub-Series E                         Aa1/AA     5.375      6/15/15      1,092,470
   150,000   New York State Environmental Facilities
             Corp., Pollution Control Revenue,
             Series A                                    Aaa/AAA    7.000      6/15/12        150,563
     5,000   New York State Environmental Facilities
             Corp., Pollution Control Revenue,
             Series C                                    Aa2/A+     7.200      3/15/11          5,171
 1,000,000   New York State Environmental Facilities
             Corp., Series A                             Aaa/AAA    3.625     11/15/05      1,007,720
 1,000,000   New York State Environmental Facilities
             Corp., Series B                             Aaa/AAA    5.250      6/15/17      1,083,380
   775,000   New York State Environmental Facilities
             Corp., Series B                             Aaa/AAA    5.250      6/15/19        838,604
   110,000   New York State Environmental Facilities
             Corp., Unrefunded Balance, Series C         Aaa/AAA    5.250      6/15/12        117,240
 2,500,000   New York State Power Authority,
             Series A                                    Aa2/AA-    5.000     11/15/17      2,648,949
   750,000   New York State Power Authority,
             Series A                                    Aa2/AA-    5.500     11/15/10        764,903
 1,450,000   New York State Power Authority,
             Series A                                    Aa2/AA-    5.250     11/15/16      1,574,947
   500,000   Suffolk County, New York, Water
             Authority, Waterworks Revenue, MBIA
             Insured+                                    Aaa/AAA    5.100      6/01/07        523,490
                                                                                         ------------
                                                                                           13,078,577
                                                                                         ------------

             Total Municipal Bonds
             (Cost $108,888,055)                                                          110,984,393
                                                                                         ------------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                   MOODY'S
NUMBER OF                                           /S&P     INTEREST
  SHARES                                          RATINGS*     RATE          VALUE
---------                                         --------   --------     ------------
            TAX-EXEMPT MONEY MARKET FUND--0.7%
  824,574   BNY Hamilton New York Tax-Exempt
            Money Fund (Hamilton Shares)
            (Cost $824,574)                        NR/NR      1.910% (a)  $    824,574
                                                                          ------------

            Total Investments
            (Cost $109,712,629) (b)--99.6%                                 111,808,967
            Other assets less liabilities--0.4%                                459,180
                                                                          ------------
            Net Assets--100.0%                                            $112,268,147
                                                                          ============

AMBAC American Municipal Bond Assurance Corp.
ETM  Escrowed to maturity.
FGIC Financial Guaranty Insurance Company.
FSA  Federal Security Association.
IBC  Insured Bond Certificate
MBIA Municipal Bond Investor Assurance.
NR   Not Rated.
*    Unaudited.
+ Insured or guaranteed by the indicated municipal bond insurance corporation.
(a)  Represents annualized 7 day yield at March 31, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2005. net unrealized appreciation was $2,096,338 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,529,279 and aggregate gross unrealized depreciation of $432,941.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------

             UNITED STATES GOVERNMENT AGENCIES
             & OBLIGATIONS--53.9%
             Federal Home Loan Mortgage Corp.--10.4%
$9,500,000   5.75%, 4/15/08                                          $ 9,916,262
 2,200,000   6.25%, 7/15/32                                            2,534,567
                                                                     -----------
                                                                      12,450,829
                                                                     -----------

             Federal National Mortgage Association--15.6%
 8,350,000   5.50%, 2/15/06                                            8,480,127
 5,250,000   4.375%, 3/15/13                                           5,114,676
   725,000   5.125%, 1/02/14                                             724,671
 2,375,000   6.25%, 5/15/29                                            2,722,536
 1,300,000   6.625%, 11/15/30                                          1,558,445
                                                                     -----------
                                                                      18,600,455
                                                                     -----------

             Tennessee Valley Authority--0.6%
   650,000   6.15%, 1/15/38                                              741,429
                                                                     -----------

             United States Treasury Bonds--6.7%
 2,500,000   7.25%, 5/15/16                                            3,065,723
 3,025,000   6.125%, 11/15/27                                          3,535,586
 1,350,000   5.25%, 2/15/29                                            1,421,561
                                                                     -----------
                                                                       8,022,870
                                                                     -----------

             United States Treasury Notes--20.6%
 3,250,000   5.75%, 11/15/05                                           3,299,384
 3,350,000   6.875%, 5/15/06                                           3,472,091
 3,425,000   6.25%, 2/15/07                                            3,579,926
 3,025,000   6.625%, 5/15/07                                           3,196,457
 7,750,000   5.75%, 8/15/10                                            8,316,718
 1,525,000   5.00%, 8/15/11                                            1,584,332
 1,100,000   3.875%, 2/15/13                                           1,061,800
                                                                     -----------
                                                                      24,510,708
                                                                     -----------

             Total United States Government Agencies & Obligations
             (Cost $62,759,047)                                       64,326,291
                                                                     -----------

             MORTGAGE-BACKED SECURITIES--24.4%
             Federal Home Loan Mortgage Corp.--14.1%
    86,625   Gold Pool #M70034
             7.50%, 6/01/08                                               89,900
    47,810   Gold Pool #E00227
             6.00%, 7/01/08                                               48,926
   136,922   Gold Pool #E49415
             6.50%, 7/01/08                                              141,608

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------

             MORTGAGE-BACKED SECURITIES (CONTINUED)
$    5,897   Pool #184275
             8.25%, 9/01/08                                           $    6,151
   192,126   Gold Pool #M80707
             5.50%, 10/01/08                                             195,693
     2,514   Pool #160062
             9.50%, 10/01/08                                               2,658
     2,586   Pool #160065
             9.50%, 11/01/08                                               2,734
     2,625   Pool #160066
             9.75%, 11/01/08                                               2,776
    27,236   Pool #251974
             8.50%, 4/01/09                                               28,211
    52,613   Pool #185964
             8.50%, 2/01/10                                               53,814
    33,073   Gold Pool #E20201
             7.50%, 10/01/10                                              34,732
   165,651   Gold Pool #G10439
             6.50%, 1/01/11                                              172,924
    27,225   Gold Pool #E00417
             7.00%, 2/01/11                                               28,622
   142,865   Gold Pool #G90011
             8.50%, 8/17/11                                              150,926
    77,146   Gold Pool #E00461
             7.50%, 12/01/11                                              81,299
   203,682   Gold Pool #C90017
             6.50%, 4/01/13                                              212,944
   103,478   Gold Pool #D90113
             6.50%, 6/01/13                                              108,183
    62,388   Gold Pool #G11072
             7.50%, 12/01/15                                              65,725
    54,388   Gold Pool #G30052
             7.50%, 6/01/16                                               58,431
   177,520   Gold Pool #G30080
             7.50%, 8/01/17                                              190,979
   389,736   Gold Pool #C90185
             7.50%, 9/01/17                                              419,283
   441,627   Gold Pool #D92715
             6.00%, 11/01/18                                             455,873
   985,265   Gold Pool #C90241
             6.50%, 12/01/18                                           1,028,118
    14,573   Pool #555045
             8.00%, 5/01/19                                               14,680
   140,160   Gold Pool #C90290
             7.00%, 8/01/19                                              148,107
    50,995   Gold Pool #A01217
             8.50%, 4/01/20                                               54,941
   384,787   Gold Pool #C90484
             6.00%, 10/01/21                                             396,438
 1,527,630   Gold Pool #C90492
             6.00%, 11/01/21                                           1,573,884

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             MORTGAGE-BACKED SECURITIES (CONTINUED)
$  713,970   Gold Pool #C90503
             6.00%, 12/01/21                                         $   735,588
    88,133   Gold Pool #C00098
             8.00%, 2/01/22                                               95,320
    99,980   Gold Pool #D24970
             8.00%, 3/01/22                                              108,132
   166,370   Gold Pool #G80140
             7.00%, 12/17/22                                             175,252
    77,596   Gold Pool #D36389
             8.00%, 1/01/23                                               83,958
    70,627   Gold Pool #G00356
             7.00%, 6/01/25                                               74,752
    12,997   Gold Pool #D67014
             7.50%, 1/01/26                                               13,972
   223,005   Gold Pool #G01480
             7.50%, 12/01/26                                             239,910
   290,228   Gold Pool #C00490
             8.00%, 1/01/27                                              312,864
   202,988   Gold Pool #C20273
             6.00%, 6/01/28                                              208,773
    20,930   Gold Pool #C00664
             7.50%, 9/01/28                                               22,455
    11,682   Pool #420171
             5.75%, 2/01/30                                               11,943
   198,055   Gold Pool #G01130
             8.00%, 2/01/30                                              213,848
   668,117   Gold Pool #C69955
             6.50%, 8/01/32                                              694,373
 6,041,619   Gold Pool #A15088
             5.50%, 10/01/33                                           6,068,413
 2,000,000   TBA Gold Pool #6703
             5.00%, 4/15/34                                            1,956,250
                                                                     -----------
                                                                      16,784,363
                                                                     -----------

             Federal National Mortgage Association--7.4%
    44,476   Pool #195152
             7.00%, 1/01/08                                               45,680
    42,949   Pool #81860
             8.00%, 4/01/09                                               43,931
    69,586   Pool #278437
             7.50%, 5/01/09                                               72,839
    81,942   Pool #535630
             6.00%, 12/01/10                                              84,303
   220,196   Pool #406590
             6.25%, 11/01/12                                             228,854
   150,387   Pool #482513
             5.50%, 1/01/14                                              153,506
   150,142   Pool #323956
             7.50%, 12/01/14                                             160,147

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                  VALUE
---------                                                               --------
            MORTGAGE-BACKED SECURITIES (CONTINUED)
 $213,408   Pool #535634
            5.50%, 8/01/15                                              $217,833
  101,073   Pool #6222
            9.00%, 4/01/16                                               107,518
  232,182   Pool #252210
            6.50%, 2/01/19                                               242,453
  213,482   Pool #252711
            7.00%, 9/01/19                                               225,915
  153,947   Pool #604312
            6.50%, 6/01/21                                               160,671
   43,186   Pool #124118
            9.00%, 3/01/22                                                47,086
  775,298   Pool #254354
            7.00%, 5/01/22                                               819,828
   34,264   Pool #159860
            7.50%, 6/01/22                                                36,831
  168,853   Pool #164906
            6.87%, 7/01/22                                               178,489
   64,528   Pool #50748
            7.50%, 6/01/23                                                69,343
  217,416   Pool #334595
            7.50%, 11/01/23                                              235,158
  164,862   Pool #326382
            7.00%, 3/01/24                                               174,724
  423,559   Pool #300404
            7.00%, 5/01/24                                               449,000
    7,493   Pool #64195
            7.913%, 11/01/24                                               7,955
   88,202   Pool #70319
            7.817%, 12/01/24                                              93,547
  211,727   Pool #308497
            8.00%, 5/01/25                                               228,144
   24,266   Pool #320514
            6.50%, 9/01/25                                                25,321
  642,123   Pool #335054
            6.00%, 1/01/26                                               663,399
  114,982   Pool #446431
            8.50%, 10/01/26                                              125,395
  172,381   Pool #415330
            8.00%, 12/01/26                                              186,189
  794,048   Pool #504474
            5.502%, 1/01/27                                              810,185
  105,873   Pool #496045
            8.00%, 1/01/28                                               114,504
   70,172   Pool #251498
            6.50%, 2/01/28                                                73,143
   73,252   Pool #403470
            6.00%, 5/01/28                                                75,810
   47,417   Pool #441759
            6.00%, 9/01/28                                                48,626

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                 VALUE
---------                                                             ----------
            MORTGAGE-BACKED SECURITIES (CONTINUED)
 $358,765   Pool #755598
            5.00%, 11/01/28                                           $  351,538
   82,323   Pool #449154
            6.00%, 12/01/28                                               84,422
  261,001   Pool #457916
            7.50%, 12/01/28                                              280,962
  473,152   Pool #252334
            6.50%, 2/01/29                                               495,971
  120,439   Pool #252518
            7.00%, 5/01/29                                               127,660
   63,514   Pool #252570
            6.50%, 7/01/29                                                66,130
   48,757   Pool #535182
            8.00%, 10/01/29                                               52,697
  163,377   Pool #569042
            7.50%, 11/01/29                                              175,534
  172,640   Pool #530528
            3.41%, 4/01/30                                               177,281
  203,390   Pool #601649
            6.00%, 9/01/31                                               209,729
  290,602   Pool #587839
            6.00%, 10/01/31                                              297,418
  169,480   Pool #615519
            6.00%, 11/01/31                                              173,455
   33,892   Pool #254484
            6.50%, 12/01/31                                               35,308
   57,932   Pool #645256
            6.50%, 7/01/32                                                60,232
                                                                      ----------
                                                                       8,794,664
                                                                      ----------

            Government National Mortgage Association--2.9%
      292   Pool #6400
            8.00%, 6/15/05                                                   294
    1,583   Pool #7038
            8.00%, 10/15/05                                                1,596
      566   Pool #10459
            8.00%, 8/15/06                                                   577
    4,291   Pool #10419
            8.00%, 9/15/06                                                 4,377
    2,372   Pool #12590
            8.00%, 9/15/06                                                 2,419
    6,053   Pool #14295
            8.00%, 1/15/07                                                 6,243
   96,351   Pool #367439
            5.50%, 12/15/08                                               98,731
  141,986   Pool #360837
            6.50%, 3/15/09                                               147,392
  290,465   Pool #456880
            6.50%, 5/15/13                                               304,895

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                  VALUE
---------                                                               --------
            MORTGAGE-BACKED SECURITIES (CONTINUED)
 $ 94,074   Pool #476328
            7.00%, 6/15/13                                              $ 99,487
  177,953   Pool #483935
            5.50%, 12/15/13                                              183,363
   84,122   Pool #2815
            6.00%, 9/20/14                                                86,532
   90,981   Pool #3005
            7.50%, 11/20/15                                               95,964
  137,427   Pool #3018
            7.50%, 12/20/15                                              144,953
  530,533   Pool #569502
            5.00%, 1/15/17                                               536,879
  129,781   Pool #583202
            5.50%, 3/15/17                                               133,532
    7,488   Pool #204365
            9.00%, 3/15/17                                                 8,179
   36,998   Pool #176549
            7.50%, 3/20/17                                                39,666
   89,269   Pool #247223
            9.00%, 4/15/18                                                97,681
    4,554   Pool #177793
            9.50%, 5/15/19                                                 5,062
   91,849   Pool #512821
            6.50%, 6/15/19                                                96,602
    2,559   Pool #284645
            8.50%, 2/15/20                                                 2,806
  293,706   Pool #304288
            7.68%, 1/15/22                                               314,769
   43,443   Pool #8061
            4.125%, 10/20/22                                              44,365
    3,606   Pool #319650
            7.00%, 11/15/22                                                3,834
   66,095   Pool #356770
            7.50%, 4/15/23                                                71,357
    8,724   Pool #350532
            6.50%, 6/15/23                                                 9,172
  160,420   Pool #351405
            6.50%, 1/15/24                                               168,369
   16,415   Pool #359470
            7.00%, 1/15/24                                                17,434
   31,030   Pool #376445
            6.50%, 4/15/24                                                32,567
   16,147   Pool #386348
            7.50%, 6/15/24                                                17,400
  197,744   Pool #780035
            6.50%, 7/15/24                                               207,543
  185,374   Pool #2080
            7.50%, 9/20/25                                               198,733
   88,248   Pool #780459
            7.00%, 11/15/26                                               93,580

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             MORTGAGE-BACKED SECURITIES (CONTINUED)
$   65,165   Pool #2345
             8.50%, 12/20/26                                         $    70,770
    13,580   Pool #464704
             8.00%, 7/15/28                                               14,645
    31,793   Pool #517210
             7.75%, 11/15/29                                              34,075
    76,393   Pool #564751
             6.00%, 8/15/31                                               78,668
                                                                     -----------
                                                                       3,474,511
                                                                     -----------

             Total Mortgage-Backed Securities
             (Cost $28,967,153)                                       29,053,538
                                                                     -----------

             COLLATERALIZED MORTGAGE OBLIGATIONS--8.3%
             Federal Home Loan Mortgage Corp.--1.7%
   111,786   Series 1176-H
             8.00%, 12/15/06                                             112,033
   678,638   Series 1602-H
             6.50%, 10/15/23                                             690,185
 1,175,000   Series 1627-PJ
             6.00%, 3/15/23                                            1,200,487
    53,477   Series 2123-PE
             6.00%, 12/15/27                                              54,516
                                                                     -----------
                                                                       2,057,221
                                                                     -----------

             Federal National Mortgage Association--6.3%
   444,717   Series 1988-15A
             9.00%, 6/25/18                                              476,260
   313,769   Series 1992-136PK
             6.00%, 8/25/22                                              322,021
    67,695   Series 1992-172M
             7.00%, 9/25/22                                               70,767
 1,151,626   Series 1993-149M
             7.00%, 8/25/23                                            1,207,482
 3,960,528   Series 1993-178PK
             6.50%, 9/25/23                                            4,024,381
 1,136,000   Series 1993-203PL
             6.50%, 10/25/23                                           1,181,867
    62,267   Series 1993-253H PO
             0.00%, 11/25/23                                              53,303
   197,708   Series 1993-255E
             7.10%, 12/25/23                                             211,856
                                                                     -----------
                                                                       7,547,937
                                                                     -----------

             Government National Mortgage Association--0.3%
   324,600   Series 1999-13PC
             6.00%, 3/20/28                                              328,009
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   ------------
             Total Collateralized Mortgage Obligations
             (Cost $9,671,397)                                     $  9,933,167
                                                                   ------------

  NUMBER
OF SHARES
----------
             MONEY MARKET FUND--14.2%
16,947,590   BNY Hamilton Treasury Money Fund
             (Hamilton Shares) 2.31% (a)
             (Cost $16,947,590)                                      16,947,590
                                                                   ------------

             Total Investments
             (Cost $118,345,187) (b)--100.8%                        120,260,586
             Liabilities in excess of other assets--(0.8%)             (978,045)
                                                                   ------------
             Net Assets--100.0%                                    $119,282,541
                                                                   ============

(a)  Represents annualized 7 day yield at March 31, 2005.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2005, net unrealized appreciation was $1,915,399 based on cost for Federal income tax purpose. This consisted of aggregate gross unrealized appreciation of $2,237,948 and aggregate gross unrealized depreciation of $322,549.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                          -----------
              MORTGAGE-BACKED SECURITIES--35.2%
              Federal Home Loan Mortgage Corp.--32.6%
$    22,457   Pool #160074
              10.00%, 4/01/09                                        $    24,070
    113,561   Pool #180006
              9.25%, 8/01/11                                             122,178
    365,285   Gold Pool #E00678
              6.50%, 6/01/14                                             382,243
 11,895,026   Gold Pool #E01386
              5.00%, 6/01/18                                          11,914,338
  2,911,939   Gold Pool #E01425
              4.50%, 8/01/18                                           2,856,556
  2,032,158   Gold Pool #E98903
              4.50%, 8/01/18                                           1,993,508
  4,023,614   Gold Pool #E99778
              4.50%, 9/01/18                                           3,947,088
  1,475,801   Gold Pool #B10824
              4.50%, 11/01/18                                          1,447,732
  4,496,828   Gold Pool #B14178
              4.00%, 5/01/19                                           4,305,918
  2,440,364   Gold Pool #B15346
              4.50%, 6/01/19                                           2,391,446
  1,596,408   Gold Pool #B18685
              4.50%, 1/01/20                                           1,564,168
      7,086   Gold Pool #G00800
              7.00%, 11/01/26                                              7,495
    354,846   Gold Pool #G00767
              7.50%, 8/01/27                                             381,361
    124,336   Gold Pool #C29166
              7.00%, 7/01/29                                             131,101
    348,606   Gold Pool #C00896
              7.50%, 12/01/29                                            373,553
    132,285   Gold Pool #G01131
              7.50%, 9/01/30                                             141,682
    246,264   Gold Pool #C01095
              7.00%, 11/01/30                                            259,596
     24,714   Gold Pool #C44362
              7.50%, 11/01/30                                             26,470
     71,608   Gold Pool #C46812
              7.50%, 1/01/31                                              76,695
      7,616   Gold Pool #C55047
              7.50%, 7/01/31                                               8,155
    275,067   Gold Pool #C60567
              7.00%, 11/01/31                                            289,881
  1,878,950   Gold Pool #C01329
              7.00%, 3/01/32                                           1,980,139
    905,348   Gold Pool #C01345
              7.00%, 4/01/32                                             953,815
    812,926   Gold Pool #C01351
              6.50%, 5/01/32                                             844,873

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                          -----------
              MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 5,357,978   Gold Pool #C01385
              6.50%, 8/01/32                                         $ 5,568,541
  4,143,585   Gold Pool #G01443
              6.50%, 8/01/32                                           4,306,424
    620,487   Gold Pool #C75331
              6.50%, 8/01/32                                             644,872
  1,800,312   Gold Pool #C01403
              6.00%, 9/01/32                                           1,844,964
    377,008   Gold Pool #C01396
              6.50%, 9/01/32                                             391,824
  2,249,274   Gold Pool #C01404
              6.50%, 10/01/32                                          2,337,669
  1,079,133   Gold Pool #C75536
              6.00%, 1/01/33                                           1,105,898
    675,465   Gold Pool #C01500
              6.50%, 1/01/33                                             702,010
  3,844,754   Gold Pool #C01511
              6.00%, 3/01/33                                           3,940,113
  1,650,479   Gold Pool #C77416
              6.00%, 3/01/33                                           1,691,415
  7,722,956   Gold Pool #G01513
              6.00%, 3/01/33                                           7,914,503
  4,201,580   Gold Pool #C79865
              5.00%, 6/01/33                                           4,122,650
  3,361,340   Gold Pool #C01582
              5.50%, 7/01/33                                           3,376,248
  4,245,060   Gold Pool #A12365
              5.00%, 8/01/33                                           4,165,314
    800,437   Gold Pool #C01647
              4.50%, 10/01/33                                            761,219
 10,010,313   Gold Pool #A14164
              5.00%, 10/01/33                                          9,822,262
  3,118,104   Gold Pool #A13973
              5.50%, 10/01/33                                          3,131,933
    162,359   Pool #A15024
              6.00%, 10/01/33                                            166,222
  7,071,745   Gold Pool #A15479
              5.50%, 11/01/33                                          7,103,109
  1,391,350   Gold Pool #A15851
              5.50%, 12/01/33                                          1,397,521
  3,455,130   Gold Pool #A17572
              4.50%, 1/01/34                                           3,282,692
  2,688,462   Gold Pool #A17356
              5.00%, 1/01/34                                           2,632,192
  4,915,282   Gold Pool #A23396
              5.00%, 6/01/34                                           4,812,403
 17,075,862   Gold Pool #C01847
              5.50%, 6/01/34                                          17,131,594
  4,479,941   Gold Pool #A24720
              5.50%, 7/01/34                                           4,494,562

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
             MORTGAGE-BACKED SECURITIES (CONTINUED)
$5,436,286   Gold Pool #A24807
             5.00%, 7/01/34                                         $  5,322,503
 5,384,994   Gold Pool #A25473
             6.00%, 8/01/34                                            5,513,151
 1,625,000   Gold Pool #A31725
             5.00%, 3/01/35                                            1,590,994
                                                                    ------------
                                                                     145,698,862
                                                                    ------------

             Federal National Mortgage Association--1.8%
    47,484   Pool #219238
             8.50%, 2/01/09                                               48,809
   622,029   Pool #190770
             7.00%, 4/01/09                                              638,880
   155,654   Pool #527268
             7.00%, 11/01/14                                             163,805
   914,034   Pool #253942
             6.00%, 9/01/16                                              944,441
 1,362,990   Pool #647532
             5.50%, 5/01/17                                            1,390,360
 1,968,422   Pool #E555384
             5.50%, 4/01/18                                            2,008,184
 1,307,908   Pool #694970
             5.50%, 4/01/18                                            1,334,327
 1,293,091   Pool #545994
             7.00%, 10/01/32                                           1,363,866
                                                                    ------------
                                                                       7,892,672
                                                                    ------------

             Government National Mortgage Association--0.8%
    10,183   Pool #13416
             8.00%, 9/15/06                                               10,385
     8,592   Pool #13688
             8.00%, 11/15/06                                               8,762
     9,788   Pool #12766
             8.00%, 12/15/06                                               9,983
     8,368   Pool #16080
             7.50%, 4/15/07                                                8,633
    99,714   Pool #21598
             8.00%, 2/15/08                                              103,635
    16,973   Pool #27246
             9.00%, 12/15/08                                              17,862
     9,759   Pool #31570
             9.50%, 6/15/09                                               10,439
     5,101   Pool #34366
             9.50%, 9/15/09                                                5,457
     7,766   Pool #33765
             9.50%, 10/15/09                                               8,307
    14,339   Pool #34704
             9.50%, 10/15/09                                              15,338

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
-----------                                                         ------------
              MORTGAGE-BACKED SECURITIES (CONTINUED)
$    70,070   Pool #171774
              9.00%, 9/15/16                                        $     76,377
      5,428   Pool #290313
              9.50%, 5/15/20                                               6,044
    157,041   Pool #319650
              7.00%, 11/15/22                                            166,951
     93,050   Pool #349306
              8.00%, 2/15/23                                             100,416
     50,416   Pool #376445
              6.50%, 4/15/24                                              52,914
    161,894   Pool #362262
              7.50%, 4/15/24                                             174,461
     79,502   Pool #384069
              7.50%, 4/15/24                                              85,673
     10,255   Pool #780689
              6.50%, 12/15/27                                             10,739
    933,523   Pool #464686
              6.50%, 7/15/28                                             977,260
     48,762   Pool #511772
              8.00%, 11/15/30                                             52,574
     96,217   Pool #485393
              7.00%, 4/15/31                                             101,732
    257,151   Pool #550475
              7.00%, 5/15/31                                             271,893
  1,370,992   Pool #781336
              6.00%, 10/15/31                                          1,411,829
                                                                    ------------
                                                                       3,687,664
                                                                    ------------

              Total Mortgage-Backed Securities
              (Cost $157,511,685)                                    157,279,198
                                                                    ------------

              UNITED STATES GOVERNMENT AGENCIES &
                 OBLIGATIONS--23.1%
              Federal Home Loan Mortgage Corp.--2.1%
  4,938,000   1.50%, 8/15/05                                           4,910,085
  4,416,000   4.875%, 3/15/07                                          4,490,396
                                                                    ------------
                                                                       9,400,482
                                                                    ------------

              Federal National Mortgage Association--7.1%
 12,533,000   4.375%, 10/15/06                                        12,626,345
  4,710,000   3.75%, 5/17/07                                           4,675,669
  1,475,000   3.125%, 12/15/07                                         1,436,048
  3,397,000   6.00%, 5/15/08                                           3,569,187
    492,000   6.125%, 3/15/12                                            532,370
    640,000   5.50%, 7/18/12                                             643,999
  5,941,000   5.125%, 1/02/14                                          5,938,303
  1,896,000   6.25%, 5/15/29                                           2,173,444
                                                                    ------------
                                                                      31,595,365
                                                                    ------------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
              UNITED STATES GOVERNMENT AGENCIES
                 & OBLIGATIONS (CONTINUED)
              United States Treasury Bonds--4.8%
$10,305,000   7.125%, 2/15/23                                       $ 13,053,539
  6,850,000   6.125%, 8/15/29                                          8,068,286
    500,000   5.375%, 2/15/31                                            544,942
                                                                    ------------
                                                                      21,666,767
                                                                    ------------

              United States Treasury Notes--9.1%
 11,797,000   2.00%, 8/31/05                                          11,747,228
  2,354,000   1.625%, 9/30/05                                          2,336,896
  2,996,000   3.00%, 12/31/06                                          2,957,966
 10,330,000   4.375%, 5/15/07                                         10,445,407
    715,000   6.00%, 8/15/09                                             768,345
  1,037,000   3.50%, 11/15/09                                          1,008,888
  8,126,000   4.25%, 8/15/14                                           7,968,559
  3,598,000   4.25%, 11/15/14                                          3,523,651
                                                                    ------------
                                                                      40,756,940
                                                                    ------------

              Total United States Government Agencies &
                 Obligations
              (Cost $104,376,746)                                    103,419,554
                                                                    ------------

              CORPORATE BONDS--23.0%
              Aerospace and Defense--0.2%
    767,000   General Dynamics Corp.
              4.25%, 5/15/13                                             731,453
                                                                    ------------

              Auto Manufacturers--0.3%
  1,162,000   DaimlerChrysler NA Holdings Corp.
              7.20%, 9/01/09                                           1,250,960
                                                                    ------------

              Banks--0.6%
    581,000   Bank of America Corp.
              7.40%, 1/15/11                                             654,987
  2,020,000   Wells Fargo & Co.
              4.625%, 4/15/14                                          1,949,477
                                                                    ------------
                                                                       2,604,464
                                                                    ------------

              Beverages--0.4%
    512,000   Coca-Cola Enterprises, Inc.
              5.25%, 5/15/07                                             522,501
  1,483,000   PepsiCo, Inc.
              3.20%, 5/15/07                                           1,456,687
                                                                    ------------
                                                                       1,979,188
                                                                    ------------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
             CORPORATE BONDS (CONTINUED)
             Commercial Services--0.3%
$1,233,000   Cendant Corp.
             7.375%, 1/15/13                                          $1,392,945
                                                                      ----------

             Computers--0.3%
 1,040,000   IBM Corp.
             7.00%, 10/30/25                                           1,224,955
                                                                      ----------

             Computers - Software and Peripherals--0.0%
 1,643,000   Metromedia Fiber Network, Inc.
             10.00%, 12/15/09 (a)                                             --
                                                                      ----------

             Cosmetics and Personal Care--0.4%
   505,000   The Procter & Gamble Co.
             6.875%, 9/15/09                                             552,780
 1,259,000   The Proctor & Gamble Co.
             4.95%, 8/15/14                                            1,252,057
                                                                      ----------
                                                                       1,804,837
                                                                      ----------

             Diversified Financial Services--8.3%
 1,211,000   American General Finance Corp.,
             Series H
             5.375%, 10/01/12                                          1,227,374
   948,000   Capital One Bank
             5.75%, 9/15/10                                              979,325
   591,000   Caterpillar Financial Services Corp.
             4.15%, 1/15/10                                              576,704
   551,000   CIT Group, Inc.
             3.375%, 4/01/09                                             522,600
 3,169,000   Citigroup, Inc.
             3.50%, 2/01/08                                            3,094,323
 1,150,000   Countrywide Home Loans, Inc.
             2.875%, 2/15/07                                           1,120,068
 5,567,000   Ford Motor Credit Co.
             7.875%, 6/15/10                                           5,667,656
 2,110,000   General Electric Capital Corp.
             3.75%, 12/15/09                                           2,028,436
 1,041,000   General Electric Capital Corp.
             6.75%, 3/15/32                                            1,201,650
 4,084,000   General Motors Acceptance Corp.
             5.625%, 5/15/09                                           3,725,723
 1,116,000   General Motors Acceptance Corp.
             6.875%, 8/28/12                                             994,348
 2,692,000   Goldman Sachs Group, Inc.
             5.00%, 10/01/14                                           2,608,901
   975,000   Goldman Sachs Group, Inc.
             6.125%, 2/15/33                                             999,496
 1,115,000   John Deere Capital Corp.
             3.90%, 1/15/08                                            1,098,294

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             CORPORATE BONDS (CONTINUED)
$3,026,000   Merrill Lynch & Co., Inc.
             4.125%, 1/15/09                                         $ 2,967,495
 1,121,000   Merrill Lynch & Co., Inc.
             4.42%, 3/02/09 FRN                                        1,113,276
 2,526,000   Morgan Stanley
             4.00%, 1/15/10                                            2,431,773
   400,000   SLM Corp.
             3.95%, 8/15/08                                              390,900
   994,000   SLM Corp.
             5.375%, 1/15/13                                           1,023,475
 3,171,000   Washington Mutual Financial Corp.
             6.25%, 5/15/06                                            3,249,007
                                                                     -----------
                                                                      37,020,824
                                                                     -----------

             Electric--1.6%
 2,044,000   Carolina Power and Light Co.
             5.125%, 9/15/13                                           2,045,183
 1,831,000   ConEdison Co.
             4.875%, 2/01/13                                           1,822,526
   978,000   Dominion Resources, Inc.
             4.125%, 2/15/08                                             966,895
 1,186,000   Dominion Resources, Inc. Series E
             6.75%, 12/15/32                                           1,290,659
 1,074,000   Florida Power & Light Co.
             5.65%, 2/01/35                                            1,102,821
                                                                     -----------
                                                                       7,228,084
                                                                     -----------

             Environmental Control--0.2%
   988,000   Waste Management, Inc.
             5.00%, 3/15/14                                              971,900
                                                                     -----------

             Food--0.6%
 1,017,000   General Mills, Inc.
             2.625%, 10/24/06                                            994,028
   454,000   Kellogg Co.
             2.875%, 6/01/08                                             432,579
 1,170,000   Safeway, Inc.
             4.95%, 8/16/10                                            1,152,892
                                                                     -----------
                                                                       2,579,499
                                                                     -----------

             Forest Products and Paper--0.3%
 1,436,000   International Paper Co.
             5.85%, 10/30/12                                           1,496,535
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             CORPORATE BONDS (CONTINUED)
             Gas--0.1%
$  604,000   Sempra Energy
             6.00%, 2/01/13                                          $   632,860
                                                                     -----------

             Insurance--0.2%
 1,056,000   MetLife, Inc.
             6.50%, 12/15/32                                           1,153,874
                                                                     -----------

             Media--2.3%
 2,370,000   Comcast Corp.
             7.05%, 3/15/33                                            2,650,821
   904,000   News America Holdings
             9.25%, 2/01/13                                            1,128,229
 4,191,000   Time Warner, Inc.
             6.75%, 4/15/11                                            4,528,774
 1,743,000   Walt Disney Co.
             5.375%, 6/01/07                                           1,772,919
                                                                     -----------
                                                                      10,080,743
                                                                     -----------

             Oil and Gas--1.3%
   689,000   ChevronTexaco Capital Co.
             3.375%, 2/15/08                                             672,976
 2,007,000   Conoco Funding Co.
             6.35%, 10/15/11                                           2,187,361
 1,353,000   Occidental Petroleum Corp.
             4.25%, 3/15/10                                            1,323,361
   659,000   Pemex Project Funding Master Trust
             9.125%, 10/13/10                                            761,145
   899,000   Valero Energy Corp.
             6.875%, 4/15/12                                             997,862
                                                                     -----------
                                                                       5,942,705
                                                                     -----------

             Pharmaceuticals--0.4%
   347,000   Abbott Laboratories
             5.625%, 7/01/06                                             353,454
 1,450,000   GlaxoSmithKline PLC (Great Britain)
             2.375%, 4/16/07                                           1,403,167
                                                                     -----------
                                                                       1,756,621
                                                                     -----------

             Real Estate--0.2%
   882,000   EOP Operating LP
             4.75%, 3/15/14                                              827,093
                                                                     -----------

             Retail--0.6%
 2,544,000   Wal-Mart Stores, Inc.
             4.125%, 2/15/11                                           2,464,309
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
             CORPORATE BONDS (CONTINUED)
             Telecommunications--3.7%
$1,776,000   AT&T Wireless Services, Inc.
             7.875%, 3/01/11                                        $  2,020,010
 1,862,000   Deutsche Telekom International
             Finance (Netherlands)
             5.25%, 7/22/13                                            1,867,312
 1,401,000   Global Crossing Ltd.
             8.70%, 8/01/07 (a)                                               --
 1,930,000   NEXTLINK Communications, Inc.
             10.75%, 11/15/08 (a)                                             --
   622,000   SBC Communications Inc.
             6.15%, 9/15/34                                              623,151
   898,000   Sprint Capital Corp.
             6.125%, 11/15/08                                            938,599
 1,071,000   Sprint Capital Corp.
             8.75%, 3/15/32                                            1,389,474
 4,180,000   Verizon Global Funding Corp.
             7.25%, 12/01/10                                           4,638,843
 1,393,000   Verizon Global Funding Corp.
             7.75%, 12/01/30                                           1,683,577
 2,078,000   Verizon Virginia, Inc.
             4.625%, 3/15/13                                           1,985,870
 1,344,000   Vodafone Group PLC (Great Britain)
             3.95%, 1/30/08                                            1,328,025
 1,406,000   Williams Communication Group, Inc.
             10.875%, 10/01/09 (a)                                            --
                                                                    ------------
                                                                      16,474,861
                                                                    ------------

             Transportation--0.7%
 1,410,000   Burlington Northern Santa Fe Corp.
             7.95%, 8/15/30                                            1,814,417
 1,326,000   Union Pacific Corp.
             4.875%, 1/15/15                                           1,283,187
                                                                    ------------
                                                                       3,097,604
                                                                    ------------

             Total Corporate Bonds
             (Cost $106,862,716)                                     102,716,314
                                                                    ------------
             COLLATERALIZED MORTGAGE OBLIGATIONS--6.3%
             Federal Home Loan Mortgage Corp.--1.9%
   368,848   Series SF1, Class A3
             2.00%, 12/15/08                                             367,038
   929,198   Series 1678CA
             6.00%, 2/15/09                                              952,929
 2,676,000   Series H010 A2
             2.028%, 4/15/10                                           2,636,812
 4,327,095   Series 2726AG
             4.50%, 9/15/22                                            4,325,958

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  153,693   Series 2154PK
             6.50%, 10/15/27                                         $   153,516
                                                                     -----------
                                                                       8,436.253
                                                                     -----------

             Government National Mortgage Association--0.2%
   773,635   Series 2003-47, Class A
             2.848%, 6/16/18                                             757,631
                                                                     -----------

             Whole Loan Collateral CMO--4.2%
   882,286   Banc of America Mortgage Securities, Inc.
             Series 2004-I, Class 2A2
             4.743%, 10/25/34                                            886,308
   549,225   Residential Accredit Loans, Inc.,
             Series 2002-QS5, Class A9
             5.00%, 1/25/33                                              552,437
   875,682   Residential Accredit Loans, Inc.,
             Series 2002-QA6, Class NB1
             5.014%, 12/26/34                                            880,114
 2,352,693   Residential Accredit Loans, Inc.
             Series 2004-QA5, Class A1
             4.270%, 12/25/34                                          2,335,221
 2,223,448   Structured Adjustable Rate Mortgage
             Loan
             Series 2004-14, Class 1A
             5.129%, 10/25/34                                          2,232,297
 3,269,792   Washington Mutual,
             Series 2003-AR9, Class 1A2A
             2.34%, 9/25/33                                            3,260,319
 1,416,910   Washington Mutual
             Series 2003-AR9, Class 1A2B
             3.14%, 9/25/33                                            1,416,314
 2,995,669   Washington Mutual
             Series 2004-AR9, Class B3
             4.3644%, 8/25/34                                          2,825,457
 3,090,078   Washington Mutual
             Series 2004-AR7, Class B2
             3.954%, 7/25/34                                           2,902,596
 1,497,211   Wells Fargo Mortgage Backed
             Securities Trust
             Series 2004-R, Class B3
             4.4354%, 9/25/34                                          1,420,388
                                                                     -----------
                                                                      18,711,451
                                                                     -----------

             Total Collateralized Mortgage Obligations
             (Cost $28,218,037)                                       27,905,335
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             ASSET-BACKED SECURITIES--5.7%
             Automobile Asset Backed Securities--3.1%
$1,138,000   BMW Vehicle Owners Trust,
             Series 2004-A, Class A3
             2.67%, 3/25/08                                          $ 1,124,704
 2,538,000   Chase Manhattan Auto Owner Trust,
             Series 2003-A, Class A4
             2.06%, 12/15/09                                           2,454,641
 3,638,826   Daimler Chyrsler Auto Trust,
             Series 2002-B, Class A4
             3.53%, 12/06/07                                           3,638,386
 3,000,000   Ford Credit Auto Owner Trust
             Series 2005-A, Class A3
             3.48%, 11/15/08                                           2,971,708
 3,653,063   Volkswagen Auto Loan
             Enhanced Trust,
             Series 2003-1, Class A3
             1.49%, 5/21/07                                            3,620,265
                                                                     -----------
                                                                      13,809,704
                                                                     -----------

             Credit Card Asset-Backed Securities--2.6%
 1,596,000   Citibank Credit Card Issuance Trust,
             Series 2004-A1, Class A1
             2.55%, 1/20/09                                            1,552,994
 6,180,000   Discover Card Master
             Trust I,
             Series 1996-3, Class A
             6.05%, 8/18/08                                            6,301,002
 3,928,000   Fleet Credit Card Master Trust II,
             Series 2002-C, Class A
             2.75%, 4/15/08                                            3,912,285
                                                                     -----------
                                                                      11,766,281
                                                                     -----------

             Total Asset-Backed Securities
             (Cost $25,488,748)                                       25,575,985
                                                                     -----------

             COMMERCIAL MORTGAGE-BACKED SECURITIES--4.8%
 2,779,000   Banc of America Commercial Mortgage, Inc.
             Series 2004-4, Class A3
             4.128%, 7/10/42                                           2,721,032
 1,643,803   Bear Stearns Commercial
             Mortgage Securities, Inc.,
             Series 1999-WF2,
             Class A1
             6.80%, 7/15/31                                            1,695,409

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
$3,443,000   Bear Stearns Commercial
             Mortgage Securities, Inc.,
             Series 2002-TOP6,
             Class  A2
             6.46%, 10/15/36                                         $ 3,744,216
 2,644,000   Bear Stearns Commercial
             Mortgage Securities, Inc., Series
             2003-T10, Class A2
             4.74%, 3/13/40                                            2,603,956
 2,325,000   GE Capital Commercial
             Mortgage Corp.
             Series 2003-C1, Class A2
             4.093%, 1/10/38                                           2,275,906
 4,033,000   LB-UBS Commercial Mortgage Trust
             Series 2004-C7, Class A6
             4.786%, 10/15/29                                          3,936,063
 4,330,000   Morgan Stanley Dean Witter
             Capital I,
             Series 2001-TOP1,
             Class A4
             6.66%, 2/15/33                                            4,695,797
                                                                     -----------

             Total Commercial Mortgage-Backed Securities
             (Cost $21,322,404)                                       21,672,379
                                                                     -----------

             FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS--0.5%
 2,019,000   United Mexican States (Mexico)
             6.375%, 1/16/13
             (Cost $2,052,319)                                         2,094,713
                                                                     -----------

             PERFERRED BONDS--0.3%
             Banks--0.3%
 1,630,000   Bank of America Corp. Capital Trust V
             5.625%, 3/08/35
             (Cost $1,617,639)                                         1,560,665
                                                                     -----------

  NUMBER
 OF SHARES
----------
             WARRANTS--0.0%
             Telecommunications--0.0%
     1,391   Abovenet, Inc.
             (Cost $0)                                                        --
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                           ------------
            MONEY MARKET FUND--0.5%
2,149,457   BNY Hamilton Money Fund
            (Hamilton Shares), 2.48% (b)
            (Cost $2,149,457)                                       $  2,149,457
                                                                    ------------

            Total Investments
            (Cost $449,599,751) (c)--99.4%                           444,373,600
            Other assets less liabilities--0.6%                        2,731,853
                                                                    ------------

            Net Assets--100.0%                                      $447,105,453
                                                                    ============

(a)  Issue is currently in default.
(b)  Represents annualized 7 day yield at March 31,2005.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31,2005, net unrealized depreciation was $5,226,151 based on cost for Federal income tax purposes. This consist of aggregate gross unrealized appreciation of $2,833,044 and aggregate gross unrealized depreciation of $8,059,195.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                 VALUE
---------                                                             ----------
            CORPORATE BONDS--96.7%
            Advertising--0.5%
 $165,000   Bear Creek Corp.*
            9.00%, 3/01/13                                            $  164,175
  563,000   R.H. Donnelley Finance Corp.*
            10.875%, 12/15/12                                            651,673
                                                                      ----------
                                                                         815,848
                                                                      ----------

            Aerospace and Defense--0.5%
  740,000   L-3 Communications Corp.
            7.625%, 6/15/12                                              789,950
                                                                      ----------

            Agriculture--0.3%
  510,000   Seminis Vegetable Seeds, Inc.
            10.25%, 10/01/13                                             604,350
                                                                      ----------

            Beverages--0.5%
  265,000   Constellation Brands, Inc.
            Series B
            8.625%, 8/01/06                                              278,250
  550,000   Constellation Brands, Inc.
            Series B
            8.125%, 1/15/12                                              591,250
                                                                      ----------
                                                                         869,500
                                                                      ----------

            Building Materials--0.7%
  160,000   Ainsworth Lumber Co. Ltd.
            6.30%, 10/01/10                                              163,200
  425,000   Ainsworth Lumber Co. Ltd.*
            7.25%, 10/01/12                                              418,625
  270,000   Ainsworth Lumber Co. Ltd.*
            6.75%, 3/15/14                                               257,850
  305,000   US Concrete, Inc.
            8.375%, 4/01/14                                              305,000
                                                                      ----------
                                                                       1,144,675
                                                                      ----------

            Chemicals--4.5%
  330,000   Acetex Corp.
            10.875%, 8/01/09                                             353,100
  105,000   Arco Chemical Co.
            10.25%, 11/01/10                                             119,700
  710,000   Equistar Chemical/Funding
            10.125%, 9/01/08                                             788,100
   85,000   Equistar Chemical/Funding
            10.625%, 5/01/11                                              95,838
  280,000   Ethyl Corp.
            8.875%, 5/01/10                                              301,000

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
             CORPORATE BONDS (CONTINUED)
$  765,000   FMC Corp.
             10.25%, 11/01/09                                         $  856,800
   235,000   Hercules, Inc.
             6.50%, 6/30/29                                              189,175
   430,000   Huntsman International LLC
             9.875%, 3/01/09                                             466,550
   267,000   Huntsman LLC
             11.625%, 10/15/10                                           313,725
   890,000   Lyondell Chemical Co.
             9.625%, 5/01/07                                             958,975
   145,000   Lyondell Chemical Co.
             11.125%, 7/15/12                                            167,475
   300,000   MacDermid, Inc.
             9.125%, 7/15/11                                             323,250
   645,000   Millennium America, Inc.
             7.00%, 11/15/06                                             657,900
   730,000   Nalco Co.
             7.75%, 11/15/11                                             762,850
   390,000   PQ Corp.*
             7.50%, 2/15/13                                              386,100
   465,000   Rockwood Specialties Group, Inc.
             10.625%, 5/15/11                                            518,475
   410,000   Rockwood Specialties Group, Inc.*
             7.50%, 11/15/14                                             412,050
                                                                      ----------
                                                                       7,671,063
                                                                      ----------

             Coal--0.7%
   210,000   Luscar Coal Ltd. (Canada)
             9.75%, 10/15/11                                             232,050
   880,000   Peabody Energy Corp.
             6.875%, 3/15/13                                             910,800
                                                                      ----------
                                                                       1,142,850
                                                                      ----------

             Commercial Services--2.5%
   185,000   Alderwoods Group, Inc.*
             7.75%, 9/15/12                                              190,088
   990,000   Corrections Corp. of America
             7.50%, 5/01/11                                            1,007,325
   335,000   Corrections Corp. of America*
             6.25%, 3/15/13                                              323,275
   400,000   Service Corp. International
             7.20%, 6/01/06                                              408,000
    15,000   Service Corp. International
             6.875%, 10/01/07                                             15,263
   322,000   Service Corp. International
             7.70%, 4/15/09                                              333,270
 1,055,000   The Geo Group, Inc.
             8.25%, 7/15/13                                            1,081,374

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                 VALUE
---------                                                             ----------
            CORPORATE BONDS (CONTINUED)
 $890,000   United Rentals NA, Inc.
            6.50%, 2/15/12                                            $  869,975
                                                                      ----------
                                                                       4,228,570
                                                                      ----------

            Computers--0.7%
  780,000   Seagate Technology Holdings
            (Cayman Islands)
            8.00%, 5/15/09                                               832,650
  435,000   Unisys Corp.
            6.875%, 3/15/10                                              436,088
                                                                      ----------
                                                                       1,268,738
                                                                      ----------

            Cosmetics and Personal Care--0.2%
  260,000   Elizabeth Arden, Inc.
            7.75%, 1/15/14                                               269,100
                                                                      ----------

            Diversified Financial Services--2.1%
  190,378   AES Ironwood LLC
            8.857%, 11/30/25                                             219,886
  100,000   AES Red Oak LLC
            Series B
            9.20%, 11/30/29                                              113,500
  860,000   American Real Estate Partners L.P.*
            7.125%, 2/15/13                                              847,100
  315,000   BCP Caylux Holdings (Luxenberg)
            9.625%, 6/15/14                                              360,675
  235,000   Borden US Finance Corp.*
            9.00%, 7/15/14                                               254,975
  170,000   Consolidated Communication
            Illinois/Texas Holdings, Inc.*
            9.75%, 4/01/12                                               181,050
  290,000   Couche-Tard US LP
            7.50%, 12/15/13                                              305,950
  295,000   Jostens IH Corp.
            Series WI
            7.625%, 10/01/12                                             293,525
  315,000   Rainbow National Services LLC*
            8.75%, 9/01/12                                               340,200
  255,000   Refco Holdings LLC*
            9.00%, 8/01/12                                               271,575
  155,000   UGS Corp.*
            10.00%, 6/01/12                                              172,050
  335,000   Valor Telecommunication
            Enterprises LLC*
            7.75%, 2/15/15                                               335,000
                                                                      ----------
                                                                       3,695,486
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
             CORPORATE BONDS (CONTINUED)
             Electric--10.3%
$  345,000   Allegheny Energy Supply Co., LLC*
             10.25%, 11/15/07                                         $  382,950
   300,000   Allegheny Energy Supply Co., LLC
             7.80%, 3/15/11                                              312,750
   175,000   Allegheny Energy Supply Co., LLC*
             8.25%, 4/15/12                                              186,375
   580,000   Aquila, Inc.*
             14.875%, 7/01/12                                            797,500
 1,075,000   Edison Mission Energy
             10.00%, 8/15/08                                           1,199,969
   725,000   Edison Mission Energy
             9.875%, 4/15/11                                             841,000
   485,000   First Energy Corp.
             7.375%, 11/15/31                                            551,071
   300,000   FirstEnergy Corp.
             Series B
             6.45%, 11/15/11                                             316,939
   189,200   FPL Energy Wind Funding LLC*
             6.876%, 6/27/17                                             193,457
   400,000   FPL Energy WInd Funding LLC*
             6.125%, 3/25/19                                             397,866
   699,230   Homer City Funding LLC
             8.734%, 10/01/26                                            812,855
   290,000   Inergy, L.P.*
             6.875%, 12/15/14                                            279,850
   340,000   Ipalco Enterprises, Inc.
             8.375%, 11/14/08                                            372,300
   255,000   Kansas Gas & Electric
             8.29%, 3/29/16                                              264,820
   140,000   Midwest Generation LLC
             8.75%, 5/01/34                                              156,800
   200,000   Midwest Generation LLC
             Series A
             8.30%, 7/02/09                                              214,625
 1,025,000   Midwest Generation LLC
             Series B
             8.56%, 1/02/16                                            1,146,078
   310,000   MSW Energy Holdings LLC
             8.50%, 9/01/10                                              327,050
   190,000   MSW Energy Holdings LLC
             Series B
             7.375%, 9/01/10                                             193,800
   652,000   NRG Energy, Inc.*
             8.00%, 12/15/13                                             692,750
   290,000   PSEG Energy Holdings LLC
             7.75%, 4/16/07                                              299,425
 1,280,000   PSEG Energy Holdings LLC
             8.625%, 2/15/08                                           1,356,799
   725,000   PSEG Energy Holdings LLC
             10.00%, 10/01/09                                            817,438

 See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             CORPORATE BONDS (CONTINUED)
$1,320,000   Reliant Energy, Inc.
             6.75%, 12/15/14                                         $ 1,237,500
   260,000   Reliant Resources, Inc.
             9.25%, 7/15/10                                              279,500
   475,000   Sithe Independence Funding Corp.
             9.00%, 12/30/13                                             531,193
 1,235,000   Texas Genco LLC*
             6.875%, 12/15/14                                          1,244,263
   815,000   The AES Corp.
             9.375%, 9/15/10                                             902,613
 1,300,000   The AES Corp.*
             8.75%, 5/15/13                                            1,423,499
    80,000   Utilicorp United, Inc.
             9.95%, 2/01/11                                               90,000
                                                                     -----------
                                                                      17,823,035
                                                                     -----------

             Electrical Components and Equipment--0.6%
   265,000   Fimep SA (France)*
             10.50%, 2/15/13                                             300,775
   530,000   General Cable Corp.
             9.50%, 11/15/10                                             585,650
   175,000   Legrand SA (France)
             8.50%, 2/15/25                                              211,750
                                                                     -----------
                                                                       1,098,175
                                                                     -----------

             Electronics--0.6%
   480,000   Fisher Scientifc International, Inc.*
             8.125%, 5/01/12                                             523,200
   475,000   Sanmina-SCI Corp.
             10.375%, 1/15/10                                            534,375
                                                                     -----------
                                                                       1,057,575
                                                                     -----------

             Energy-Alternate Sources--0.1%
   180,130   Salton SEA Funding
             7.84%, 5/30/10                                              193,296
                                                                     -----------

             Entertainment--2.5%
 1,425,000   Argosy Gaming Co.
             9.00%, 9/01/11                                            1,565,719
   645,000   Capitol Records, Inc.*
             8.375%, 8/15/09                                             694,012
   695,000   Isle of Capri Casinos, Inc.
             9.00%, 3/15/12                                              759,288
   425,000   Penn National Gaming, Inc.
             8.875%, 3/15/10                                             452,625
   180,000   Penn National Gaming, Inc.*
             6.75%, 3/01/15                                              178,200

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
             CORPORATE BONDS (CONTINUED)
$  655,000   Warner Music Group Corp.
             7.375%, 4/15/14                                          $  677,925
                                                                      ----------
                                                                       4,327,769
                                                                      ----------

             Environmental Control--0.6%
   170,000   Allied Waste NA, Inc.
             Series B
             8.50%, 12/01/08                                             175,100
   445,000   Allied Waste NA, Inc.*
             7.25%, 3/15/15                                              424,975
   360,000   Casella Waste Systems, Inc.
             9.75%, 2/01/13                                              397,800
                                                                      ----------
                                                                         997,875
                                                                      ----------

             Food--3.0%
 1,500,000   Dean Foods, Co.
             8.15%, 8/01/07                                            1,589,999
   735,000   Del Monte Corp.
             8.625%, 12/15/12                                            799,313
   186,000   Gold Kist, Inc.
             10.25%, 3/15/14                                             212,970
   210,000   Pilgrim's Pride Corp.
             9.625%, 9/15/11                                             228,900
   195,000   PSF Group Holdings, Inc.
             9.25%, 6/15/11                                              210,113
   740,000   Smithfield Foods, Inc.
             8.00%, 10/15/09                                             788,100
   255,000   Smithfield Foods, Inc.
             Series B
             7.75%, 5/15/13                                              271,575
   185,000   Stater Bros. Holdings Inc.
             6.51%, 6/15/10                                              184,075
   145,000   Stater Bros. Holdings Inc.
             8.125%, 6/15/12                                             140,650
   240,000   Swift & Co.
             10.125%, 10/01/09                                           264,600
    80,000   Swift & Co.
             12.50%, 1/01/10                                              90,600
   374,000   United Agri Products, Inc.
             Series WI
             8.25%, 12/15/11                                             390,830
                                                                      ----------
                                                                       5,171,725
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
             CORPORATE BONDS (CONTINUED)
             Forest Products and Paper--3.0%
$  130,000   Appleton Papers, Inc.
             8.125%, 6/15/11                                          $  134,875
   160,000   Appleton Papers, Inc.
             9.75%, 6/15/14                                              168,000
   100,000   Boise Cascade, LLC
             5.535%, 10/15/12 FRN                                        102,500
   135,000   Boise Cascade, LLC*
             7.125%, 10/15/14                                            137,363
   565,000   Cascades, Inc. (Canada)*
             7.25%, 2/15/13                                              581,950
 1,245,000   Georgia-Pacific Corp.
             7.375%, 7/15/08                                           1,310,362
   270,000   Georgia-Pacific Corp.
             8.875%, 2/01/10                                             302,738
   250,000   Georgia-Pacific Corp.
             9.50%, 12/01/11                                             296,250
   800,000   Georgia-Pacific Corp.
             8.875%, 5/15/31                                             968,000
   335,000   Millar Western Forest
             7.75%, 11/15/13                                             333,325
   370,000   Neenah Paper, Inc.*
             7.375%, 11/15/14                                            357,050
   400,000   Tembec Industries, Inc. (Canada)
             8.50%, 2/01/11                                              381,000
   170,000   Tembec Industries, Inc. (Canada)*
             7.75%, 3/15/12                                              155,550
                                                                      ----------
                                                                       5,228,963
                                                                      ----------

             Healthcare-Products--0.5%
   349,459   Dade Behring, Inc.
             11.91%, 10/03/10                                            382,658
   178,000   Kinetic Concepts, Inc.
             7.375%, 5/15/13                                             186,010
   220,000   Universal Hospital Services, Inc.
             10.125%, 11/01/11                                           226,600
                                                                      ----------
                                                                         795,268
                                                                      ----------

             Healthcare-Services--4.4%
   380,000   Coventry Health Care, Inc.
             8.125%, 2/15/12                                             414,200
   155,000   Coventry Health Care, Inc.*
             5.875%, 1/15/12                                             155,775
   120,000   Coventry Health Care, Inc.*
             6.125%, 1/15/15                                             120,450
   430,000   DaVita, Inc.*
             6.625%, 3/15/13                                             427,850
   680,000   DaVita, Inc.*
             7.25%, 3/15/15                                              669,800

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
             CORPORATE BONDS (CONTINUED)
$  600,000   EGL, Inc.*
             7.625%, 2/01/15                                          $  603,000
   265,000   HCA, Inc.
             8.75%, 9/01/10                                              299,340
   900,000   HCA, Inc.
             7.875%, 2/01/11                                             978,213
   300,000   HCA, Inc.
             6.30%, 10/01/12                                             301,214
   445,000   HCA, Inc.
             7.50%, 11/06/33                                             455,324
   575,000   HCA, Inc.
             7.50%, 11/15/95                                             554,578
 1,144,000   PacifiCare Health Systems, Inc.
             10.75%, 6/01/09                                           1,269,840
   715,000   Tenet Healthcare Corp.
             9.875%, 7/01/14                                             747,175
   605,000   Triad Hospitals, Inc.
             7.00%, 5/15/12                                              614,075
                                                                      ----------
                                                                       7,610,834
                                                                      ----------

             Holding Companies-Diversified--0.3%
   375,000   Leucadia National Corp.
             7.00%, 8/15/13                                              375,938
   150,000   Leucadia National Corp.
             8.65%, 1/15/27                                              152,250
                                                                      ----------
                                                                         528,188
                                                                      ----------

             Home Builders--0.1%
   135,000   Meritage Homes Corp.*
             6.25%, 3/15/15                                              127,575
                                                                      ----------

             Insurance--1.1%
   345,000   Allmerica Financial Corp.
             7.625%, 10/15/25                                            371,348
   315,000   Crum & Forster Holdings Corp.
             10.375%, 6/15/13                                            354,375
   220,000   Fairfax Financial Holdings Ltd.
             (Canada)
             7.75%, 4/26/12                                              213,400
   290,000   Fairfax Financial Holdings Ltd.
             (Canada)
             7.375%, 4/15/18                                             259,550
   210,000   Fairfax Financial Holdings Ltd.
             (Canada)
             8.30%, 4/15/26                                              192,150
   245,000   Fairfax Financial Holdings Ltd.
             (Canada)
             7.75%, 7/15/37                                              209,475

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             CORPORATE BONDS (CONTINUED)
$  310,000   Markel Capital Trust I
             Series B
             8.71%, 1/01/46                                          $   331,929
                                                                     -----------
                                                                       1,932,227
                                                                     -----------

             Lodging--6.5%
   960,000   Ameristar Casinos, Inc.
             10.75%, 2/15/09                                           1,053,600
 1,245,000   Caesars Entertainment
             9.375%, 2/15/07                                           1,327,481
   325,000   Chumash Casino & Resort*
             9.00%, 7/15/10                                              349,375
    95,000   Gaylord Entertainment Co.
             8.00%, 11/15/13                                              98,800
   425,000   Gaylord Entertainment Co.*
             6.75%, 11/15/14                                             404,813
   915,000   Mandalay Resort Group
             Series B
             10.25%, 8/01/07                                             999,638
   970,000   MGM Mirage, Inc.
             9.75%, 6/01/07                                            1,047,600
 1,340,000   MGM Mirage, Inc.
             8.50%, 9/15/10                                            1,473,999
   230,000   Park Place Entertainment
             7.50%, 9/01/09                                              248,400
   145,000   Park Place Entertainment
             7.875%, 3/15/10                                             158,775
   985,000   Starwood Hotels & Resorts Worldwide,
             Inc.
             6.75%, 11/15/05                                             997,313
 1,050,000   Sun International Hotels
             (Bahamas)
             8.875%, 8/15/11                                           1,131,375
 1,930,000   Wynn Las Vegas LLC*
             6.625%, 12/01/14                                          1,843,149
                                                                     -----------
                                                                      11,134,318
                                                                     -----------

             Machinery-Diversified--0.3%
   495,000   NMHG Holding Co.
             10.00%, 5/15/09                                             535,838
                                                                     -----------

             Media--12.6%
   440,000   Cablevision Systems Corp.*
             6.669%, 4/01/09 FRN                                         468,600
   315,000   Cablevision Systems Corp.*
             8.00%, 4/15/12                                              325,238
   310,000   Canwest Media, Inc.
             (Canada)
             10.625%, 5/15/11                                            339,450

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
             CORPORATE BONDS (CONTINUED)
$1,429,168   Canwest Media, Inc.
             (Canada)*
             8.00%, 9/15/12                                           $1,511,345
   700,000   Canwest Media, Inc.
             Series B (Canada)
             7.625%, 4/15/13                                             742,000
   555,000   Charter Communications Operating
             LLC*
             8.00%, 4/30/12                                              555,000
   675,000   Corus Entertainment, Inc.
             8.75%, 3/01/12                                              727,313
   785,000   CSC Holdings, Inc.
             7.25%, 7/15/08                                              808,550
   155,000   CSC Holdings, Inc.
             10.50%, 5/15/16                                             171,275
    60,000   CSC Holdings, Inc.
             7.875%, 2/15/18                                              63,900
   190,000   CSC Holdings, Inc.
             7.625%, 7/15/18                                             198,550
   155,000   CSC Holdings, Inc.
             Series B
             8.125%, 7/15/09                                             164,300
   705,000   Dex Media East LLC
             9.875%, 11/15/09                                            779,025
   475,000   Dex Media West LLC
             Series B
             8.50%, 8/15/10                                              509,438
   340,000   Dex Media West LLC
             Series B
             9.875%, 8/15/13                                             380,800
   290,000   Dex Media, Inc.
             9.00%, 11/15/13(a)                                          221,850
   150,000   Dex Media, Inc.
             9.00%, 11/15/13(a)                                          114,750
 2,490,000   DirectTv Holdings/Finance Co.
             8.375%, 3/15/13                                           2,707,874
   595,000   EchoStar DBS Corp.
             9.125%, 1/15/09                                             638,138
   950,000   EchoStar DBS Corp.
             Series WI
             5.75%, 10/01/08                                             940,500
 1,460,000   EchoStar DBS Corp.
             Series WI
             6.375%, 10/01/11                                          1,438,099
   200,000   Gray Television, Inc.
             9.25%, 12/15/11                                             217,000
   665,000   Houghton Mifflin Co.
             8.25%, 2/01/11                                              681,625
 1,025,000   Kabel Deutschland GmbH (Germany)*
             10.625%, 7/01/14                                          1,137,749

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             CORPORATE BONDS (CONTINUED)
$  325,000   Mediacom Broadband LLC
             11.00%, 7/15/13                                         $   349,375
   430,000   Morris Publishing Group LLC
             7.00%, 8/01/13                                              427,850
   250,000   Primedia, Inc.
             7.625%, 4/01/08                                             251,875
   240,000   Primedia, Inc.
             8.875%, 5/15/11                                             251,400
   500,000   Primedia, Inc.
             8.00%, 5/15/13                                              512,500
   445,000   Quebecor Media, Inc.
             11.125%, 7/15/11                                            493,950
   600,000   Radio One, Inc.
             Series B
             8.875%, 7/01/11                                             645,000
   560,000   Reader's Digest Association, Inc.
             6.50%, 3/01/11                                              561,400
   655,000   Rogers Cable, Inc.
             7.875%, 5/01/12                                             697,575
   300,000   Rogers Cable, Inc.
             8.75%, 5/01/32                                              349,500
   315,000   Shaw Communications, Inc.
             (Canada)
             8.25%, 4/11/10                                              348,075
   400,000   Shaw Communications, Inc.
             (Canada)
             7.25%, 4/06/11                                              429,000
   515,000   Sinclair Broadcast Group, Inc.
             8.75%, 12/15/11                                             543,325
                                                                     -----------
                                                                      21,703,194
                                                                     -----------

             Mining--0.8%
 1,470,000   Novelis, Inc.*
             7.25%, 2/15/15                                            1,447,950
                                                                     -----------

             Miscellaneous Manufacturing--0.2%
   265,000   Koppers, Inc.
             Series WI
             9.875%, 10/15/13                                            296,800
                                                                     -----------

             Office and Business Equipment--1.1%
 1,100,000   Xerox Corp.
             9.75%, 1/15/09                                            1,245,750
   600,000   Xerox Corp.
             7.125%, 6/15/10                                             623,250
                                                                     -----------
                                                                       1,869,000
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
             CORPORATE BONDS (CONTINUED)
             Oil and Gas--5.7%
$2,015,000   Chesapeake Energy Corp.
             9.00%, 8/15/12                                           $2,234,130
   885,000   Chesapeake Energy Corp.
             7.50%, 9/15/13                                              938,100
   425,000   Chesapeake Energy Corp.
             Series WI
             7.50%, 6/15/14                                              451,563
    28,000   Chesapeake Energy Corp.
             6.875%, 1/15/16                                              28,420
    20,000   CITGO Petroleum Corp.
             7.875%, 5/15/06                                              20,800
   750,000   CITGO Petroleum Corp.
             Series WI
             6.00%, 10/15/11                                             744,375
   110,000   Colorado Interstate Gas Co.*
             5.95%, 3/15/15                                              106,585
   110,000   Encore Acquisition Co.
             8.375%, 6/15/12                                             119,350
   645,000   EXCO Resources, Inc.
             Series WI
             7.25%, 1/15/11                                              657,900
   680,000   Forest Oil Corp.
             8.00%, 6/15/08                                              725,900
   505,000   Forest Oil Corp.
             8.00%, 12/15/11                                             558,025
   445,000   Premcor Refining Group
             9.25%, 2/01/10                                              491,725
   945,000   Premcor Refining Group
             6.75%, 2/01/11                                              970,988
   225,000   Premcor Refining Group
             6.125%, 5/01/11                                             225,000
   370,000   Premcor Refining Group
             7.75%, 2/01/12                                              383,875
   500,000   Premcor Refining Group
             6.75%, 5/01/14                                              502,500
   120,000   Range Resources Corp.*
             6.375%, 3/15/15                                             115,800
   460,000   Western Oil Sands, Inc.
             (Canada)
             8.375%, 5/01/12                                             526,016
                                                                      ----------
                                                                       9,801,052
                                                                      ----------

             Oil and Gas Services--0.7%
    15,000   Hanover Compressor Co.
             8.625%, 12/15/10                                             15,750
   175,000   Hanover Compressor Co.
             9.00%, 6/01/14                                              188,125

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
             CORPORATE BONDS (CONTINUED)
$  495,000   Hanover Equipment Trust
             Series A
             8.50%, 9/01/08                                           $  518,512
   380,000   Hanover Equipment Trust II
             Series B
             8.75%, 9/01/11                                              402,800
    15,000   Universal Compression, Inc.
             7.25%, 5/15/10                                               15,413
                                                                      ----------
                                                                       1,140,600
                                                                      ----------

             Packaging and Containers--3.7%
   185,000   AEP Industries, Inc.*
             7.875%, 3/15/13                                             186,711
   229,000   Ball Corp.
             6.875%, 12/15/12                                            237,301
   390,000   Berry Plastics Corp.
             10.75%, 7/15/12                                             441,675
    80,000   Crown Cork & Seal Co., Inc.
             8.00%, 4/15/23                                               77,600
    35,000   Crown Cork & Seal Co., Inc.
             7.375%, 12/15/26                                             32,900
 1,155,000   Crown Euro Holdings SA (France)
             9.50%, 3/01/11                                            1,273,387
   260,000   Crown Euro Holdings SA (France)
             10.875%, 3/01/13                                            302,900
   320,000   Graphic Packaging International Corp.
             9.50%, 8/15/13                                              340,800
   710,000   Jefferson Smurfit Corp.
             8.25%, 10/01/12                                             733,075
   300,000   Owens-Brockway Glass Containers, Inc.
             8.875%, 2/15/09                                             321,750
   125,000   Owens-Brockway Glass Containers, Inc.
             8.75%, 11/15/12                                             137,188
   410,000   Silgan Holdings, Inc.
             6.75%, 11/15/13                                             416,150
   890,000   Stone Container Corp.
             9.25%, 2/01/08                                              952,299
   115,000   Stone Container Corp.
             9.75%, 2/01/11                                              123,625
   765,000   Stone Container Corp.
             8.375%, 7/01/12                                             793,688
                                                                      ----------
                                                                       6,371,049
                                                                      ----------

             Pipelines--3.5%
   925,000   Dynegy Holdings, Inc.*
             10.125%, 7/15/13                                          1,012,875

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
             CORPORATE BONDS (CONTINUED)
$  180,000   El Paso Natural Gas Co.
             8.375%, 6/15/32                                          $  198,673
   145,000   Markwest Energy Partners, L.P.*
             6.875%, 11/01/14                                            145,725
    85,000   Southern Natural Gas Co.
             8.00%, 3/01/32                                               91,687
    95,000   Tennessee Gas Pipeline Co.
             8.375%, 6/15/32                                             106,047
   225,000   TransMontaigne, Inc.
             9.125%, 6/01/10                                             239,625
 1,640,000   Williams Cos., Inc.
             7.125%, 9/01/11                                           1,719,950
   595,000   Williams Cos., Inc.
             8.125%, 3/15/12                                             654,500
    85,000   Williams Cos., Inc.
             7.75%, 6/15/31                                               92,225
 1,449,000   Williams Cos., Inc.
             8.75%, 3/15/32                                            1,727,932
                                                                      ----------
                                                                       5,989,239
                                                                      ----------

             Real Estate--0.4%
   373,000   CB Richard Ellis Services, Inc.
             9.75%, 5/15/10                                              423,355
   225,000   CB Richard Ellis Services, Inc.
             11.25%, 6/15/11                                             253,125
                                                                      ----------
                                                                         676,480
                                                                      ----------

             Real Estate Investment Trusts--1.7%
   495,000   Host Marriott LP
             9.50%, 1/15/07                                              524,700
   625,000   Host Marriott LP
             Series G
             9.25%, 10/01/07                                             671,875
   200,000   Host Marriott LP
             7.125%, 11/01/13                                            199,500
   310,000   Host Marriott LP*
             6.375%, 3/15/15                                             297,600
   510,000   Omega Healthcare Investors, Inc.
             7.00%, 4/01/14                                              512,550
   430,000   The Rouse Co.
             8.00%, 4/30/09                                              469,431
   280,000   The Rouse Co.
             7.20%, 9/15/12                                              301,081
                                                                      ----------
                                                                       2,976,737
                                                                      ----------

             Retail--4.9%
   695,000   AmeriGas Partners LP
             8.875%, 5/20/11                                             740,175

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
             CORPORATE BONDS (CONTINUED)
$  105,000   AmeriGas Partners LP
             Series D
             10.00%, 4/15/06                                          $  110,775
   285,000   Carrols Corp.*
             9.00%, 1/15/13                                              294,975
   130,000   Ferrellgas Partners LP
             8.75%, 6/15/12                                              135,850
   670,000   Ferrellgas Partners LP
             6.75%, 5/01/14                                              656,600
   725,000   R.H. Donnelley Finance Corp.
             8.875%, 12/15/10                                            793,875
   640,000   R.H. Donnelley Finance Corp.
             10.875%, 12/15/12                                           740,800
   290,000   Rite Aid Corp.
             9.50%, 2/15/11                                              308,850
   375,000   Rite Aid Corp.*
             7.50%, 1/15/15                                              361,875
   655,000   Suburban Propane Partners LP*
             6.875%, 12/15/13                                            648,450
 1,695,000   The Gap, Inc.
             10.05%, 12/15/08                                          1,981,031
   265,000   The Pantry, Inc.
             7.75%, 2/15/14                                              275,600
   654,000   Toys "R" Us, Inc.
             7.625%, 8/01/11                                             618,030
   300,000   Toys "R" Us, Inc.
             7.875%, 4/15/13                                             269,250
   425,000   United Auto Group, Inc.
             9.625%, 3/15/12                                             450,500
                                                                      ----------
                                                                       8,386,636
                                                                      ----------

             Semiconductors--0.2%
   265,000   Freescale Semicoductor, Inc.
             5.41%, 7/15/09 FRN                                          273,281
    85,000   MagnaChip Semiconductor Ltd.
             6.26%, 12/15/11 FRN                                          87,550
                                                                      ----------
                                                                         360,831
                                                                      ----------

             Telecommunications--13.7%
 2,290,000   AT&T Corp.
             9.75%, 11/15/31                                           2,805,249
   360,000   Cincinnati Bell, Inc.*
             7.00%, 2/15/15                                              343,800
    95,000   Cincinnati Bell, Inc.*
             8.375%, 1/15/14                                              94,050
    75,000   Citizens Communications Co.
             7.625%, 8/15/08                                              79,125
 1,130,000   Citizens Communications Co.
             9.25%, 5/15/11                                            1,243,000

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
             CORPORATE BONDS (CONTINUED)
$1,350,000   Citizens Communications Co.
             9.00%, 8/15/31                                           $1,410,750
   795,000   Inmarsat Finance PLC (Great Britain)
             7.625%, 6/30/12                                             795,000
   235,000   Insight Communications Co., Inc.*
             10.50%, 11/01/10                                            252,625
 1,720,000   Intelsat, Ltd. (Bermuda)*
             8.25%, 1/15/13                                            1,745,799
   140,000   Intelsat, Ltd. (Bermuda)*
             8.625%, 1/15/15                                             143,500
   465,000   Intelsat, Ltd.*
             9.25%, 2/01/15 (a)                                          296,438
   585,000   Lucent Technologies, Inc.
             6.45%, 3/15/29                                              507,488
   940,000   MCI, Inc.
             6.908%, 5/01/07                                             958,800
   540,000   MCI, Inc.
             8.735%, 5/01/14                                             595,350
 1,115,000   Nextel Communications, Inc.
             6.875%, 10/31/13                                          1,167,963
 1,705,000   Nextel Communications, Inc.
             5.95%, 3/15/14                                            1,704,999
 1,580,000   Nextel Communications, Inc.
             7.375%, 8/01/15                                           1,676,774
   455,000   NTL Cable PLC (Great Britain)*
             8.75%, 4/15/14                                              492,538
   520,000   PanAmSat Corp.
             6.375%, 1/15/08                                             526,500
 1,055,000   PanAmSat Corp.
             Series WI
             9.00%, 8/15/14                                            1,118,300
   385,000   Qwest Communications
             International, Inc.*
             6.294%, 2/15/09 FRN                                         389,813
   255,000   Qwest Communications
             International, Inc.*
             8.00%, 2/15/14                                              250,538
 1,100,000   Qwest Corp.*
             7.875%, 9/01/11                                           1,138,500
    90,000   Qwest Corp.*
             9.125%, 3/15/12                                              98,325
   760,000   Qwest Corp.
             7.50%, 6/15/23                                              706,800
    50,000   Qwest Corp.
             7.20%, 11/10/26                                              45,500
   495,000   Qwest Corp.
             8.875%, 6/01/31                                             499,950
   395,000   Qwest Corp.
             7.25%, 10/15/35                                             356,488

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
             CORPORATE BONDS (CONTINUED)
$  325,000   Rogers Cantel, Inc. (Canada)
             9.75%, 6/01/16                                         $    385,125
 1,525,000   Rogers Wireless Communications, Inc.
             6.375%, 3/01/14                                           1,486,875
   170,000   Rogers Wireless Inc. (Canada)
             Series WI
             6.135%, 12/15/10 FRN                                        176,800
   245,000   Rogers Wireless Inc. (Canada)
             Series WI
             7.25%, 12/15/12                                             251,125
                                                                    ------------
                                                                      23,743,887
                                                                    ------------

             Transportation--0.4%
   275,000   CHC Helicopter Corp. (Canada)
             7.375%, 5/01/14                                             269,156
   390,000   CHC Helicopter Corp. (Canada)*
             7.375%, 5/01/14                                             381,713
                                                                    ------------
                                                                         650,869
                                                                    ------------

             Total Corporate Bonds
             (Cost $168,031,889)                                     166,477,115
                                                                    ------------

             CONVERTIBLE BONDS--0.4%
             Chemicals--0.1%
   325,000   Hercules, Inc.
             6.50%, 6/30/29                                              261,625
                                                                    ------------

             Electronics--0.1%
   185,000   Sanmina-SCI Corp.
             3.00%, 3/15/07                                              179,219
                                                                    ------------

             Semiconductors--0.2%
   280,000   Fairchild Semiconductor International, Inc.
             5.00%, 11/01/08                                             284,200
                                                                    ------------

             Total Convertible Bonds
             (Cost $723,367)                                             725,044
                                                                    ------------

             PREFERRED BONDS--0.2%
   225,000   AFC Capital Trust I
             Series B
             8.207%, 2/03/27
             (Cost $214,688)                                             240,130
                                                                    ------------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON HIGH YIELD FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                               VALUE
---------                                                           ------------
            MONEY MARKET FUND--0.9%
1,535,846   BNY Hamilton Money Fund
            (Hamilton Shares), 2.48% (b)
            (Cost $1,535,846)                                       $  1,535,846
                                                                    ------------

            Total Investments
            (Cost $170,505,790) (c)--98.2%                           168,978,135
            Other assets less liabilities--1.8%                        3,150,187
                                                                    ------------
            Net Assets--100.0%                                      $172,128,322
                                                                    ============

* Security exempt from registration under Rule 144A of the Securities Act of 1933.
FRN  Floating Rate Note. Coupon Shown is in effect at March 31,2005.
(a) Indicates a security that has a zero coupon that remain in effect until a predetermined date at which time the stated coupon becomes effective.
(b)  Represents annualized 7 day yield at March 31,2005.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31,2005, net unrealized depreciation was $1,527,655 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,488,874 and aggregate gross unrealized depreciation of $3,016,529.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             UNITED STATES GOVERNMENT AGENCIES
                & OBLIGATIONS- 36.6%
             Federal Home Loan Bank--0.4%
$  400,000   4.625%, 4/15/05                                         $   400,241
                                                                     -----------

             Federal Home Loan Mortgage Corp.--8.4%
 1,075,000   2.75%, 8/15/06                                            1,059,845
 4,425,000   4.875%, 3/15/07                                           4,499,548
 1,400,000   5.75%, 4/15/08                                            1,461,344
   625,000   5.125%, 7/15/12                                             640,237
   350,000   6.25%, 7/15/32                                              403,227
                                                                     -----------
                                                                       8,064,201
                                                                     -----------

             Federal National Mortgage Association--2.7%
   100,000   7.25%, 1/15/10                                              111,642
 1,550,000   4.375%, 3/15/13                                           1,510,047
   650,000   5.125%, 1/02/14                                             649,705
   300,000   6.25%, 5/15/29                                              343,899
                                                                     -----------
                                                                       2,615,293
                                                                     -----------

             Tennessee Valley Authority--0.2%
   165,000   6.15%, 1/15/38                                              188,209
                                                                     -----------

             United States Treasury Bonds--3.8%
    25,000   7.25%, 5/15/16                                               30,657
   875,000   7.25%, 8/15/22                                            1,118,530
   750,000   7.625%, 2/15/25                                           1,010,479
 1,350,000   5.375%, 2/15/31                                           1,471,342
                                                                     -----------
                                                                       3,631,008
                                                                     -----------

             United States Treasury Notes--21.1%
   535,000   5.75%, 11/15/05                                             543,129
 3,290,000   4.625%, 5/15/06                                           3,329,454
    10,000   3.50%, 11/15/06                                               9,969
   900,000   6.25%, 2/15/07                                              940,711
 4,775,000   2.75%, 8/15/07                                            4,656,184
 3,000,000   5.625%, 5/15/08                                           3,144,258
 1,625,000   4.75%, 11/15/08                                           1,663,974
 1,250,000   5.75%, 8/15/10                                            1,341,406
   650,000   5.00%, 8/15/11                                              675,289
 1,050,000   4.875%, 2/15/12                                           1,084,248
 1,450,000   4.25%, 11/15/14                                           1,420,037
 1,400,000   4.00%, 2/15/15                                            1,345,093
                                                                     -----------
                                                                      20,153,752
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             Total United States Government Agencies & Obligations
             (Cost $35,352,938)                                      $35,052,704
                                                                     -----------

             MORTGAGE-BACKED SECURITIES--32.5%
             Federal Home Loan Mortgage Corp.--26.1%
$        6   Pool #502186
             8.50%, 7/01/05                                                    6
     2,157   Gold Pool #E00162
             7.00%, 10/01/07                                               2,217
     5,777   Gold Pool #E20195
             7.50%, 9/01/10                                                6,067
       549   Gold Pool #G10573
             7.50%, 9/01/11                                                  579
    13,493   Gold Pool #E65603
             7.00%, 10/01/11                                              14,185
    20,470   Pool #D93193
             6.50%, 12/01/12                                              21,414
    55,922   Gold Pool #E68391
             7.00%, 12/01/12                                              58,785
    31,218   Gold Pool #C90017
             6.50%, 4/01/13                                               32,637
   161,847   Gold Pool #E00635
             6.50%, 3/01/14                                              169,335
    72,761   Gold Pool #E00720
             6.00%, 7/01/14                                               75,219
    13,121   Pool #275438
             7.50%, 8/01/16                                               13,940
    43,308   Pool #170215
             8.00%, 2/01/17                                               46,800
    33,583   Gold Pool #C90188
             7.00%, 10/01/17                                              35,514
     3,917   Pool #555217
             8.50%, 10/01/18                                               4,233
 2,148,706   Gold Pool #B11591
             5.00%, 1/01/19                                            2,152,196
    85,829   Gold Pool #D93193
             6.50%, 3/01/19                                               89,514
 1,626,493   Gold Pool #B14806
             4.50%, 5/01/19                                            1,593,889
   450,000   Pool TBA
             4.50%, 4/15/20                                              440,438
    12,674   Gold Pool #C90349
             8.00%, 7/01/20                                               13,637
   587,473   Gold Pool #C90562
             6.00%, 7/01/22                                              605,261
    53,693   Pool #D51845
             5.50%, 4/01/24                                               54,003
    11,222   Gold Pool #C80166
             7.50%, 4/01/24                                               12,067

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             MORTGAGE-BACKED SECURITIES (CONTINUED)
$   72,650   Gold Pool #D54110
             7.50%, 6/01/24                                           $   78,118
    37,315   Gold Pool #G00331
             7.00%, 12/01/24                                              39,512
    19,356   Gold Pool #C00453
             6.50%, 4/01/26                                               20,180
    12,736   Gold Pool #D76456
             7.50%, 12/01/26                                              13,687
     7,898   Gold Pool #G00752
             7.50%, 8/01/27                                                8,489
   198,547   Gold Pool #C20273
             6.00%, 6/01/28                                              204,205
     8,779   Gold Pool #C00664
             7.50%, 9/01/28                                                9,418
    21,106   Gold Pool #C00658
             6.50%, 10/01/28                                              21,982
    49,131   Gold Pool #C19286
             6.00%, 12/01/28                                              50,454
    24,515   Gold Pool #C20338
             6.00%, 1/01/29                                               25,174
    84,911   Gold Pool #G01169
             5.50%, 1/01/30                                               85,603
    33,658   Gold Pool #C01024
             7.50%, 7/01/30                                               36,049
        72   Gold Pool #C44362
             7.50%, 11/01/30                                                  77
    69,957   Gold Pool #C61574
             5.50%, 12/01/31                                              70,361
   149,277   Gold Pool #C62800
             6.00%, 1/01/32                                              152,983
 1,140,756   Gold Pool #C69955
             6.50%, 8/01/32                                            1,185,587
   576,107   Gold Pool #C70842
             6.00%, 9/01/32                                              590,396
   491,923   Gold Pool #C76042
             6.00%, 1/01/33                                              504,124
   400,740   Gold Pool #G01564
             6.00%, 4/01/33                                              410,689
 5,468,683   Gold Pool #A15088
             5.50%, 10/01/33                                           5,492,939
 6,675,000   Pool TBA
             5.00%. 4/15/34                                            6,528,983
 1,082,298   Gold Pool #A22363
             5.00%, 5/01/34                                            1,059,645
    94,667   Pool #3662
             3.50%, 5/20/34                                               84,772
 1,250,000   Gold Pool #G08041
             5.50%, 2/01/35                                            1,254,141

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             MORTGAGE-BACKED SECURITIES (CONTINUED)
$1,700,000   Gold Pool #G08046
             5.50%, 3/01/35                                          $ 1,705,631
                                                                     -----------
                                                                      24,990,364
                                                                     -----------

             Federal National Mortgage Association--3.0%
    30,365   Pool #303851
             7.00%, 4/01/11                                               31,718
     8,324   Pool #313895
             6.50%, 12/01/12                                               8,696
     6,472   Pool #50820
             8.00%, 2/01/13                                                6,967
   102,438   Pool #449294
             5.50%, 2/01/14                                              104,555
    58,681   Pool #190663
             7.00%, 3/01/14                                               62,283
    73,148   Pool #598032
             6.00%, 8/01/14                                               75,255
       451   Pool #527268
             7.00%, 11/01/14                                                 474
    66,529   Pool #535633
             5.50%, 12/01/14                                              67,909
    96,404   Pool #535377
             8.00%, 6/01/15                                              101,981
   106,786   Pool #553721
             8.50%, 9/01/15                                              115,218
    12,389   Pool #350055
             8.00%, 4/01/16                                               12,672
     2,365   Pool #6222
             9.00%, 4/01/16                                                2,516
    12,653   Pool #408241
             6.00%, 2/01/18                                               13,049
   473,518   Pool #254044
             6.50%, 10/01/21                                             493,701
    97,875   Pool #254232
             6.50%, 3/01/22                                              102,011
    35,531   Pool #50544
             8.00%, 3/01/22                                               38,428
    13,717   Pool #50774
             7.00%, 8/01/23                                               14,542
    20,033   Pool #406605
             6.00%, 5/01/24                                               20,614
    20,493   Pool #326556
             6.50%, 10/01/25                                              21,384
    67,271   Pool #406382
             7.25%, 11/01/25                                              71,924
    97,111   Pool #335054
             6.00%, 1/01/26                                              100,329
     9,032   Pool #313275
             7.50%, 4/01/26                                                9,701

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                 VALUE
---------                                                             ----------
             MORTGAGE-BACKED SECURITIES (CONTINUED)
 $ 61,185   Pool #545646
            7.00%, 9/01/26                                            $   64,831
   15,166   Pool #421027
            7.50%, 11/01/26                                               16,297
   31,905   Pool #251498
            6.50%, 2/01/28                                                33,256
   56,193   Pool #494507
            5.00%, 11/01/28                                               55,061
   27,389   Pool #252211
            6.00%, 1/01/29                                                28,088
   25,320   Pool #252333
            6.00%, 1/01/29                                                26,125
   21,317   Pool #323824
            8.00%, 5/01/29                                                22,966
    3,876   Pool #253395
            8.50%, 7/01/30                                                 4,218
    4,511   Pool #190312
            6.50%, 4/01/31                                                 4,691
    6,695   Pool #589646
            6.50%, 6/01/31                                                 6,964
  157,320   Pool #661452
            6.50%, 7/01/32                                               164,742
  745,873   Pool #789291
            4.50%, 5/01/33                                               707,496
   90,438   Pool #756744
            5.00%, 12/01/33                                               88,675
  135,993   Pool #757503
            5.50%, 2/01/34                                               136,283
                                                                      ----------
                                                                       2,835,620
                                                                      ----------

            Government National Mortgage Association--3.4%
   28,960   Pool #359959
            6.50%, 12/15/08                                               29,903
  116,883   Pool #421769
            7.50%, 9/15/11                                               123,373
   91,690   Pool #490725
            6.00%, 10/15/13                                               95,206
   24,302   Pool #469940
            6.00%, 1/15/14                                                25,234
    6,914   Pool #434573
            7.50%, 10/15/14                                                7,328
   88,585   Pool #569502
            5.00%, 1/15/17                                                89,645
   65,037   Pool #569626
            6.00%, 2/15/17                                                67,472
   16,352   Pool #203737
            8.00%, 2/15/17                                                17,687
  430,306   Pool #591765
            5.00%, 10/15/17                                              435,453

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
---------                                                            -----------
            MORTGAGE-BACKED SECURITIES (CONTINUED)
 $588,804   Pool #596648
            5.00%, 10/15/17                                          $   595,847
  119,442   Pool #604957
            4.50%, 1/15/19                                               117,775
  136,755   Pool #582985
            4.50%, 6/15/19                                               134,846
   71,448   Pool #780021
            7.50%, 12/15/23                                               77,135
    4,543   Pool #2038
            8.50%, 7/20/25                                                 4,989
   30,117   Pool #430097
            8.25%, 10/15/26                                               32,714
   17,102   Pool #780585
            8.25%, 6/15/27                                                18,525
    5,959   Pool #412334
            7.00%, 10/15/27                                                6,312
    6,977   Pool #2547
            6.50%, 2/20/28                                                 7,282
    1,898   Pool #464686
            6.50%, 7/15/28                                                 1,987
    7,040   Pool #482878
            7.00%, 12/15/28                                                7,454
  143,518   Pool #780958
            6.00%, 1/15/29                                               147,854
   67,776   Pool #487634
            6.50%, 8/15/29                                                70,906
    4,817   Pool #516531
            8.00%, 5/15/30                                                 5,194
      136   Pool #511772
            8.00%, 11/15/30                                                  147
    6,047   Pool #511023
            6.50%, 2/15/31                                                 6,324
      287   Pool #485393
            7.00%, 4/15/31                                                   303
   17,225   Pool #471763
            6.50%, 5/15/31                                                18,012
   16,401   Pool #551101
            6.00%, 11/15/31                                               16,889
  589,588   Pool #622630
            5.50%, 11/15/33                                              595,638
  438,987   Pool #628058
            5.50%, 12/15/33                                              443,492
                                                                     -----------
                                                                       3,285,698
                                                                     -----------

            Total Mortgage-Backed Securities
            (Cost $31,185,461)                                        31,111,682
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                 VALUE
---------                                                             ----------
            CORPORATE BONDS--23.6%
            Aerospace/Defense--0.5%
 $180,000   General Dynamics Corp.
            4.25%, 5/15/13                                            $  171,658
   75,000   Lockheed Martin Corp.
            8.50%, 12/01/29                                              101,623
  190,000   Raytheon Co.
            4.85%, 1/15/11                                               189,367
                                                                      ----------
                                                                         462,648
                                                                      ----------

            Auto Manufacturers--0.2%
  225,000   DaimlerChrysler NA Holdings
            6.50%, 11/15/13                                              233,994
                                                                      ----------

            Banks--2.4%
  175,000   ABN AMRO Bank NV
            7.25%, 5/31/05                                               176,086
  325,000   Bank of America Corp.
            5.375%, 6/15/14                                              330,191
  190,000   Bank One Corp.
            6.00%, 8/01/08                                               198,772
  325,000   Dresdner Bank AG - New York
            6.625%, 9/15/05                                              329,474
  125,000   Fifth Third Bank 4.2% 2/23/10
            4.20%, 2/23/10                                               122,082
  310,000   Mercantile Bankshares Corp.
            4.625%, 4/15/13                                              299,656
  150,000   Royal Bank of Scotland Group PLC
            5.00%, 10/01/14                                              148,713
  100,000   U.S. Bancorp
            4.95%, 10/30/14                                               98,729
  150,000   Wachovia Corp.
            5.25%, 8/01/14                                               150,427
  325,000   Wells Fargo & Co.
            3.50%, 4/04/08                                               316,423
                                                                      ----------
                                                                       2,170,553
                                                                      ----------

            Beverages--0.4%
   80,000   Coca-Cola Enterprises, Inc.
            5.25%, 5/15/07                                                81,641
  100,000   Coca-Cola Enterprises, Inc.
            7.125%, 8/01/17                                              114,879
  150,000   Diageo Capital PLC
            3.50%, 11/19/07                                              147,257
                                                                      ----------
                                                                         343,777
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                  VALUE
---------                                                               --------
            CORPORATE BONDS (CONTINUED)
            Building Materials--0.1%
 $ 66,000   Hanson Overseas BV
            6.75%, 9/15/05                                              $ 66,927
   57,000   Vulcan Materials Co.
            6.40%, 2/01/06                                                57,969
                                                                        --------
                                                                         124,896
                                                                        --------

            Chemicals--0.1%
  100,000   du Pont (E.I.) de Nemours & Co.
            6.875%, 10/15/09                                             109,202
                                                                        --------

            Computers--0.3%
  100,000   IBM Corp.
            4.375%, 6/01/09                                               99,494
  150,000   IBM Corp.
            7.00%, 10/30/25                                              176,676
                                                                        --------
                                                                         276,170
                                                                        --------

            Cosmetics/Personal Care--0.3%
  316,000   Colgate-Palmolive Co., Series E
            3.98%, 4/29/05                                               316,212
                                                                        --------

            Diversified Financial Services--6.0%
  150,000   Bear Stearns Co., Inc.
            4.50%, 10/28/10                                              147,443
  135,000   Boeing Capital Corp.
            5.75%, 2/15/07                                               138,631
  150,000   Capital One Bank
            5.125%, 2/15/14                                              147,315
  175,000   CIT Group, Inc.
            7.75%, 4/02/12                                               202,417
  150,000   CIT Group, Inc.
            5.00%, 2/01/15                                               144,929
  350,000   Citigroup, Inc.
            6.50%, 1/18/11                                               380,228
  200,000   Countrywide Home Loan
            4.125%, 9/15/09                                              192,703
  575,000   Ford Motor Credit Co.
            7.375%, 10/28/09                                             577,512
  100,000   Ford Motor Credit Co.
            7.00%, 10/01/13                                               96,872
  225,000   General Electric Capital Corp.
            6.75%, 3/15/32                                               259,723
  425,000   General Motors Acceptance Corp.
            6.15%, 4/05/07                                               416,898

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                 VALUE
---------                                                             ----------
            CORPORATE BONDS (CONTINUED)
 $450,000   General Motors Acceptance Corp.
            6.875%, 9/15/11                                           $  407,178
  225,000   Goldman Sachs Group, Inc.
            6.60%, 1/15/12                                               243,482
  225,000   Household Finance Corp.
            5.75%, 1/30/07                                               230,938
  325,000   International Lease Finance Corp.
            6.375%, 3/15/09                                              343,881
  150,000   J.P. Morgan Chase & Co.
            6.75%, 2/01/11                                               164,223
  225,000   J.P. Morgan Chase & Co.
            6.625%, 3/15/12                                              245,993
  150,000   John Deere Capital Corp.
            5.125%, 10/19/06                                             152,362
  150,000   Lehman Brothers Holdings, Inc.
            4.25%, 1/27/10                                               146,036
  105,000   Lehman Brothers Holdings, Inc.
            7.875%, 8/15/10                                              119,584
  100,000   Merrill Lynch & Co., Inc.
            6.00%, 2/17/09                                               104,602
  165,000   Merrill Lynch & Co., Inc. Series B
            3.70%, 4/21/08                                               161,763
  150,000   Morgan Stanley
            4.00%, 1/15/10                                               144,405
  325,000   Salomon Smith Barney Holdings, Inc.
            5.875%, 3/15/06                                              330,951
  175,000   Washington Mutual Financial Corp.
            6.25%, 5/15/06                                               179,305
                                                                      ----------
                                                                       5,679,374
                                                                      ----------

            Electric--1.3%
  100,000   ConEdison Co.
            5.30%, 3/01/35                                                97,133
  300,000   Constellation Energy Group, Inc.
            7.00%, 4/01/12                                               333,604
  150,000   Florida Power & Light Co.
            5.65%, 2/01/35                                               154,025
   65,000   NiSource Finance Corp.
            7.875%, 11/15/10                                              74,125
  325,000   Ontario Electricity Financial Corp.
            6.10%, 1/30/08                                               340,257
  250,000   Virginia Electric & Power Co.
            5.25%, 12/15/15                                              249,656
                                                                      ----------
                                                                       1,248,800
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
             CORPORATE BONDS (CONTINUED)
             Electronics--0.2%
  $200,000   Honeywell International, Inc.
             7.00%,3/15/07                                            $  210,438
                                                                      ----------

             Food--0.8%
   250,000   Kraft Foods, Inc.
             5.625%, 11/01/11                                            259,402
   385,000   Kroger Co.
             6.80%, 12/15/18                                             419,091
   125,000   Safeway, Inc.
             4.95%, 8/16/10                                              123,172
                                                                      ----------
                                                                         801,665
                                                                      ----------

             Hand and Machine Tools--0.2%
   210,000   Snap-On, Inc.
             6.25%, 8/15/11                                              225,557
                                                                      ----------

             Holding Companies-Diversified--0.3%
   250,000   NiSource Capital Markets
             7.99%, 4/01/22                                              301,333
                                                                      ----------

             Insurance--1.4%
   325,000   Aegon NV (Netherlands)
             4.75%, 6/01/13                                              316,021
   325,000   Aetna, Inc.
             7.125%, 8/15/06                                             337,710
   200,000   Allstate Corp.
             7.20%, 12/01/09                                             221,013
    70,000   Marsh & McLennan Cos., Inc.
             5.875%, 8/01/33                                              63,774
   175,000   MetLife, Inc.
             5.00%, 11/24/13                                             172,901
   225,000   Prudential Financial, Inc.
             5.10%, 9/20/14                                              222,773
                                                                      ----------
                                                                       1,334,192
                                                                      ----------

             Internet--0.0%
     3,000   USA Networks, Inc.
             6.75%, 11/15/05                                               3,044
                                                                      ----------

             Investment Companies--0.1%
   100,000   Credit Suisse First Boston USA, Inc.
             7.125%, 7/15/32                                             118,185
                                                                      ----------

             Machinery-Construction and Mining--0.1%
    75,000   Caterpillar, Inc.
             7.30%, 5/01/31                                               93,090
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
             CORPORATE BONDS (CONTINUED)
             Media--1.7%
  $475,000   Comcast Cable Communications
             6.75%, 1/30/11                                           $  513,099
    47,000   Comcast Cable Communications
             8.875%, 5/01/17                                              59,344
   275,000   Cox Communications, Inc.
             6.75%, 3/15/11                                              293,123
   120,000   News America Holdings
             8.15%, 10/17/36                                             148,412
   285,000   The Walt Disney Co.
             Series B
             6.75%, 3/30/06                                              292,572
   200,000   Time Warner Inc.
             6.875%, 5/01/12                                             218,417
    60,000   Turner Broadcasting
             8.375%, 7/01/13                                              71,446
                                                                      ----------
                                                                       1,596,413
                                                                      ----------

             Mining--0.5%
   250,000   Alcoa, Inc.
             6.00%, 1/15/12                                              266,516
   250,000   BHP Billiton Finance
             4.80%, 4/15/13                                              247,001
                                                                      ----------
                                                                         513,517
                                                                      ----------

             Oil and Gas--1.3%
   125,000   Conoco, Inc.
             6.95%, 4/15/29                                              149,003
   150,000   Devon Financing Corp.
             7.875%, 9/30/31                                             186,845
   135,000   Exxon Mobil Corp.
             8.625%, 8/15/21                                             187,593
    75,000   Nexen, Inc.
             5.875%, 3/10/35
             71,736
    95,000   Noble Affiliates, Inc.
             8.00%, 4/01/27                                              118,441
   125,000   Norsk Hydro (Norway)
             7.75%, 6/15/23                                              156,300
   300,000   Pemex Project Funding Master Trust
             7.875%, 2/01/09                                             324,300
                                                                      ----------
                                                                       1,194,218
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                  VALUE
----------                                                              --------
             CORPORATE BONDS (CONTINUED)
             Pharmaceuticals--0.6%
  $275,000   Abbott Laboratories
             5.625%, 7/01/06                                            $280,115
   129,000   Bristol-Myers Squibb Co.
             5.75%, 10/01/11                                             134,739
   190,000   Cardinal Health, Inc.
             4.45%, 6/30/05                                              190,188
                                                                        --------
                                                                         605,042
                                                                        --------

             Pipelines--0.3%
   105,000   Duke Capital LLC
             7.50%, 10/01/09                                             115,679
   140,000   Texas Eastern Transmission LP
             7.30%, 12/01/10                                             156,506
                                                                        --------
                                                                         272,185
                                                                        --------

             Real Estate--0.3%
   300,000   EOP Operating LP
             5.875%, 1/15/13                                             308,040
                                                                        --------

             Retail--0.8%
    55,000   Federated Department Stores
             6.30%, 4/01/09                                               57,496
   275,000   Federated Department Stores
             7.00%, 2/15/28                                              297,423
   120,000   Target Corp.
             6.35%, 1/15/11                                              129,583
   150,000   Wal-Mart Stores, Inc.
             6.875%, 8/10/09                                             163,411
    70,000   Wal-Mart Stores, Inc.
             7.55%, 2/15/30                                               90,147
                                                                        --------
                                                                         738,060
                                                                        --------

             Savings and Loans--0.1%
   100,000   Washington Mutual Bank
             5.50%, 1/15/13                                              102,050
                                                                        --------

             Telecommunications--2.6%
   205,000   AT&T Wireless Services, Inc.
             7.875%, 3/01/11                                             233,166
   350,000   British Telecom PLC (Great Britain)
             8.875%, 12/15/30 (a)                                        466,370
   215,000   Deutsche Telekom International Fin (Netherlands)
             8.50%, 6/15/10 (b)                                          247,267

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                VALUE
---------                                                            -----------
            CORPORATE BONDS (CONTINUED)
 $250,000   Koninklijke KPN NV (Netherlands)
            8.00%, 10/01/10                                          $   285,536
  175,000   SBC Communications, Inc.
            5.875%, 2/01/12                                              182,452
  285,000   Sprint Capital Corp.
            6.125%, 11/15/08                                             297,885
   50,000   Sprint Capital Corp.
            8.75%, 3/15/32                                                64,868
   80,000   Verizon Communications, Inc.
            6.94%, 4/15/28                                                86,525
  166,000   Verizon Global Funding Corp.
            7.25%, 12/01/10                                              184,222
   85,000   Verizon Global Funding Corp.
            7.75%, 12/01/30                                              102,731
  175,000   Vodafone Group PLC
            7.75%, 2/15/10                                               197,649
  150,000   Vodafone Group PLC
            6.25%, 11/30/32                                              161,050
                                                                     -----------
                                                                       2,509,721
                                                                     -----------

            Transportation--0.7%
  175,000   Burlington Northern Santa Fe Corp.
            6.75%, 3/15/29                                               196,855
  250,000   Norfolk Southern Corp.
            7.05%, 5/01/37                                               292,545
  225,000   Union Pacific Corp.
            5.375%, 5/01/14                                              227,485
                                                                     -----------
                                                                         716,885
                                                                     -----------
            Total Corporate Bonds
            (Cost $22,148,495)                                        22,609,261
                                                                     -----------

            COMMERCIAL MORTGAGE-BACKED SECURITIES--2.8%
  160,510   Asset Securitization Corp.,
            Series 1995-MD4, Class A1
            7.10%, 8/13/29                                               163,954
  209,992   Bear Stearns Commercial
            Mortgage Securities, Inc.,
            Series 1999-WF2, Class A1
            6.80%, 9/15/08                                               216,584
   75,000   Bear Stearns Commercial
            Mortgage Securities, Inc.,
            Series 2002-TOP6, Class  A2
            6.46%, 10/15/36                                               81,561

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                 VALUE
---------                                                             ----------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
 $250,000   Bear Stearns Commercial
            Mortgage Securities, Inc.,
            Series 2003-T12, Class A4
            4.68%, 8/13/39                                            $  244,379
  325,000   Bear Stearns Commercial
            Mortgage Securities, Inc.,
            Series 2003-T10, Class A2
            4.74%, 3/13/40                                               320,078
  164,012   Commercial Mortgage
            Acceptance Corp.,
            Series 1997-ML1, Class A2
            6.53%, 12/15/30                                              168,899
  225,000   CS First Boston Mortgage
            Securities Corp.,
            Series 2000-C1, Class A2
            7.545%, 4/14/62                                              250,492
  375,000   CS First Boston Mortgage
            Securities Corp.,
            Series 2001-CK3, Class A4
            6.53%, 6/15/34                                               406,808
  325,000   DLJ Commercial Mortgage Corp.,
            Series 2000-CKP1, Class A1B
            7.18%, 8/10/10                                               359,405
   91,486   DLJ Commercial Mortgage Corp.,
            Series 1998-CF2, Class A1A
            5.88%, 11/12/31                                               93,222
  225,000   LB-UBS Commercial Mortgage Trust,
            Series 2003-C3,        Class A4
            4.166%, 5/15/32                                              212,873
   63,000   Morgan Stanley Dean Witter Capital I,
            Series 2001-TOP1, Class A4
            6.66%, 2/15/33                                                68,322
   75,811   Prudential Securities Secured
            Financing Corp.,
            Series 1998-C1, Class A1A3
            6.35%, 9/15/07                                                76,374
                                                                      ----------
            Total Commercial Mortgage-Backed Securities
            (Cost $2,733,740)                                          2,662,951
                                                                      ----------

            FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS--2.4%
  220,000   Kingdom of Spain (Spain)
            7.00%, 7/19/05                                               222,502
  175,000   Quebec Province (Canada)
            5.75%, 2/15/09                                               182,751
  350,000   Republic of Chile (Chile)
            5.50%, 1/15/13                                               357,735

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                 VALUE
---------                                                             ----------
            FOREIGN COVERNMENT AGENCIES &
            OBLIGATIONS (CONTINUED)
 $125,000   Republic of Hungary (Hungary)
            4.75%, 2/03/15                                            $  121,492
  250,000   Republic of Italy (Italy)
            5.625%, 6/15/12                                              265,275
  425,000   Republic of Italy (Italy)
            4.50%, 1/21/15                                               413,936
  150,000   Republic of Korea (South Korea)
            4.875%, 9/22/14                                              144,911
  500,000   United Mexican States (Mexico)
            7.50%, 1/14/12                                               551,999
                                                                      ----------
            Total Foreign Government Agencies & Obligations
            (Cost $2,260,737)                                          2,260,601
                                                                      ----------

            ASSET-BACKED SECURITIES--2.0%
            Credit Card Asset-Backed Securities --1.1%
  735,000   MBNA Credit Card Master
            Note Trust,
            Series 2001-A1, Class A1
            5.75%, 10/15/08                                           $  750,187
  285,000   Discover Card Master Trust I,
            Series 1996-3, Class A
            6.05%, 8/18/08                                               290,580
   47,456   Sears Credit Account Master Trust,
            Series 1999-3, Class A
            6.45%, 11/17/09                                               47,876
    6,000   Standard Credit Card Master Trust,
            Series 1995-9, Class A
            6.55%, 10/07/07                                                6,093
                                                                      ----------
                                                                       1,094,736
                                                                      ----------

            Diversified Financial Services--0.9%
  775,000   MBNA Master Credit Card Trust,
            Series 1999-J, Class A
            7.00%, 2/15/12                                               850,839
                                                                      ----------
            Total Asset- Backed Securities
            (Cost $1,985,383)                                          1,945,575
                                                                      ----------

            PREFERRED BOND--0.1%
  150,000   Bank of America Corp. Capital Trust V
            5.625%, 3/08/35
            (Cost $148,862)                                              143,619
                                                                      ----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON U.S. BOND MARKET INDEX FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            MONEY MARKET FUND--6.9%
6,624,738   BNY Hamilton Money Fund
            (Hamilton  Shares), 2.48% (c)
            (Cost $6,624,738)                                      $  6,624,738
                                                                   ------------

            Total Investments
            (Cost $102,440,354) (d)--106.9%                         102,411,130
            Liabilities in excess of other assets--(6.9%)            (6,617,281)
                                                                   ------------
            Net Assets--100.0%                                     $ 95,793,849
                                                                   ============

(a) The coupon on this security varies along with its rating. For each rating downgrade below A3/BBB+ by either Moody's or Standard & Poor's, the coupon increases by 25 basis points. The coupon decreases by 25 basis points for each upgrade of its rating. Minimum coupon is 8.00%. The security currently rated Baa1/A-.
(b) The coupon on this security along with its rating. If its rating falls below single A by either Moody's Standard & Poor's, the coupon steps up 50 basis points. If previous situation occurs, and then increases back above BBB, the coupon steps down 50 basis points. The security is currently rated Baa2/BBB+.
(c)  Represents annualized 7 day yield at March 31, 2005.
(d) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2005 net unrealized depreciation was $29,224 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,026,739 and aggregate gross unrealized depreciation of $1,055,963.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON MONEY FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                          -----------
              COMMERCIAL PAPER--28.9%
              Asset-Backed Securities--15.6%
$40,000,000   Barton Capital Corp.
              2.70%, 4/07/05                                         $39,982,000
 30,000,000   Barton Capital Corp.
              2.71%, 4/11/05                                          29,977,417
 25,000,000   Barton Capital Corp.
              2.40%, 5/11/05                                          24,933,333
 30,000,000   Cafco LLC
              2.54%, 4/14/05                                          29,972,483
 30,000,000   CIESCO LLC
              2.53%, 4/12/05                                          29,976,808
 40,000,000   Clipper Receivables Corp.
              2.81%, 5/04/05                                          39,896,967
 22,160,000   Compass Securitization LLC
              2.74%, 5/17/05                                          22,082,415
 30,000,000   Compass Securitization LLC
              2.72%, 7/08/05 FRN                                      29,999,518
 40,000,000   Edison Asset Securitization LLC
              2.11%, 4/01/05                                          40,000,000
 50,000,000   Fairway Finance Corp.
              2.80%, 6/20/05                                          50,000,001
 20,000,000   Galaxy Funding, Inc.
              2.47%, 4/01/05                                          20,000,000
 30,000,000   Galaxy Funding, Inc.
              2.69%, 5/09/05                                          29,914,817
 30,000,000   Galaxy Funding, Inc.
              3.00%, 6/24/05                                          29,790,000
 30,000,000   Grenadier Funding Ltd.
              2.76%, 4/15/05                                          29,967,800
 40,000,000   GreyHawk Funding LLC
              2.52%, 4/05/05                                          39,988,800
 50,000,000   GreyHawk Funding LLC
              2.859%, 4/18/05                                         49,934,597
 25,000,000   Mane Funding Corp.
              2.60%, 4/07/05                                          24,989,167
 40,000,000   Mane Funding Corp.
              2.86%, 5/16/05                                          39,857,000
 40,000,000   Moat Funding LLC
              2.42%, 4/05/05                                          39,989,244
 50,000,000   Nieuw Amsterdam Receivables Corp.
              2.60%, 6/09/05                                          49,750,833
 40,000,000   Paradigm Funding LLC
              2.74%, 4/11/05                                          39,969,556
 25,000,000   Paradigm Funding LLC
              2.77%, 4/18/05                                          24,967,299
 40,000,000   Perry Global Funding Ltd.
              2.53%, 4/11/05                                          39,971,889
 30,000,000   Premier Asset Collateralized Entity Ltd.
              2.47%, 4/15/05                                          29,971,183
 30,000,000   Scaldis Capital LLC
              2.79%, 4/20/05                                          29,955,825

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON MONEY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
              COMMERCIAL PAPER (CONTINUED)
$40,000,000   Surrey Funding Corp.
              2.71%, 4/12/05                                        $ 39,966,878
 20,000,000   Sydney Capital Corp., Inc.
              2.47%, 4/01/05                                          20,000,000
 25,000,000   Sydney Capital Corp., Inc.
              2.46%, 4/28/05                                          24,953,875
 18,940,000   Sydney Capital Corp., Inc.
              2.74%, 5/12/05                                          18,880,897
 40,000,000   Windmill Funding Corp.
              2.75%, 4/11/05                                          39,969,444
                                                                    ------------
                                                                     999,610,046
                                                                    ------------

              Banks--1.1%
 30,500,000   CBA (Delaware) Finance, Inc.
              2.48%, 4/18/05                                          30,464,281
 40,000,000   National City Credit Corp.
              2.60%, 4/13/05                                          39,965,333
                                                                    ------------
                                                                      70,429,614
                                                                    ------------

              Beverages--0.7%
 47,000,000   Anheuser-Busch Cos., Inc.
              2.60%, 4/28/05                                          46,908,350
                                                                    ------------

              Combination Utility Services--0.8%
 50,000,000   National Rural Utilities Financial Corp.
              2.75%, 4/18/05                                          49,935,069
                                                                    ------------

              Diversified Financial Services--4.6%
 25,000,000   Atlantis One Funding Corp.
              2.715%, 7/06/05                                         24,819,000
 50,000,000   American General Finance Corp.
              2.60%, 4/11/05                                          49,963,889
 50,000,000   General Electric Capital Corp.
              2.74%, 4/14/05                                          49,950,528
 50,000,000   Giro Funding US Corp.
              2.71%, 4/08/05                                          49,973,653
 39,200,000   Private Export Funding Corp.
              2.65%, 6/27/05                                          38,948,957
 50,000,000   Starbird Funding Corp.
              2.50%, 4/01/05                                          50,000,001
 30,000,000   White Pine Finance LLC
              2.62%, 10/17/05 FRN                                     29,989,129
                                                                    ------------
                                                                     293,645,157
                                                                    ------------

              Electrical Equipment and Supplies--0.8%
 50,000,000   IBM Capital Corp.
              2.47%, 4/06/05                                          49,982,847
                                                                    ------------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON MONEY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                       --------------
              COMMERCIAL PAPER (CONTINUED)
              Foreign Banks, Branches and Agencies--1.3%
$50,000,000   Dexia Delaware LLC
              2.625%, 4/14/05                                     $   49,952,604
 35,000,000   Westpac Capital Corp.
              2.63%, 4/28/05                                          34,930,963
                                                                  --------------
                                                                      84,883,567
                                                                  --------------

              Forest Products--0.3%
 20,000,000   Kimberly-Clark Worldwide, Inc.
              2.69%, 5/03/05                                          19,952,178
                                                                  --------------

              Insurance--0.7%
 46,647,000   MetLife Funding, Inc.
              2.67%, 6/28/05                                          46,342,550
                                                                  --------------

              Oil and Gas Extraction--0.8%
 50,000,000   Shell Finance UK PLC
              2.79%, 5/12/05                                          49,841,125
                                                                  --------------
              Pharmaceuticals--0.9%
 30,000,000   Pfizer, Inc.
              2.10%, 4/01/05                                          30,000,000
 30,000,000   Pfizer, Inc.
              2.42%, 5/02/05                                          29,937,483
                                                                  --------------
                                                                      59,937,483
                                                                  --------------

              Railroads--0.9%
 15,000,000   Network Rail CP Finance PLC
              2.58%, 4/04/05                                          14,996,775
 40,000,000   Network Rail CP Finance PLC
              2.91%, 5/31/05                                          39,806,000
                                                                  --------------
                                                                      54,802,775
                                                                  --------------

              Security and Commodity Services--0.4%
 25,000,000   International Lease Financial Corp.
              2.67%, 4/18/05                                          24,968,479
                                                                  --------------

              Total Commercial Paper
              (Cost $1,851,239,240)                                1,851,239,240
                                                                  --------------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON MONEY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
              UNITED STATES GOVERNMENT AGENCIES &
              OBLIGATIONS--20.1%
              Federal Farm Credit Bank--1.2%
$30,000,000   2.63%, 4/12/05 +                                      $ 29,975,891
 19,633,000   2.64%, 8/03/05 +                                        19,454,471
 10,216,000   2.91%, 12/16/05 +                                       10,002,120
 20,000,000   2.99%, 1/11/06                                          19,999,375
                                                                    ------------
                                                                      79,431,857
                                                                    ------------

              Federal Home Loan Bank--5.3%
 30,000,000   2.40%, 4/20/05 +                                        29,962,000
 15,000,000   1.50%, 5/19/05                                          14,979,897
 40,000,000   2.85%, 6/01/05 +                                        39,806,833
 40,000,000   2.59%, 6/17/05 +                                        39,778,411
 60,000,000   2.834%, 9/08/05 FRN                                     59,979,923
 50,000,000   2.447%, 10/05/05 FRN                                    49,980,537
 25,000,000   2.27%, 10/11/05                                         25,000,000
 30,000,000   2.51%, 11/04/05                                         29,998,307
 50,000,000   3.00%, 1/18/06                                          49,994,638
                                                                    ------------
                                                                     339,480,546
                                                                    ------------

              Federal Home Loan Mortgage Corp.--6.8%
 30,000,000   2.38%, 4/12/05 +                                        29,978,183
 25,000,000   2.56%, 4/20/05 +                                        24,966,222
 40,000,000   2.60%, 4/25/05 +                                        39,930,667
 40,000,000   2.46%, 4/26/05 +                                        39,931,666
 30,000,000   2.63%, 4/27/05 +                                        29,943,017
 70,000,000   2.015%, 5/02/05 +                                       69,854,945
 40,000,000   2.47%, 5/09/05 +                                        39,895,711
 31,696,000   2.63%, 5/10/05 +                                        31,605,693
 40,000,000   2.95%, 6/28/05 +                                        39,711,556
 35,000,000   2.82%, 7/05/05 +                                        34,739,542
 19,500,000   2.125%, 11/15/05                                        19,372,062
 30,000,000   2.93%, 12/19/05 +                                       29,360,283
                                                                    ------------
                                                                     429,289,547
                                                                    ------------

              Federal National Mortgage Association--5.6%
 40,000,000   2.62%, 4/15/05 +                                        39,959,245
 40,000,000   2.01%, 4/25/05 +                                        39,946,400
 40,000,000   1.82%, 4/29/05 +                                        39,943,378
 20,000,000   1.55%, 5/04/05                                          20,000,000
 30,000,000   2.62%, 5/04/05 +                                        29,927,950
 20,000,000   1.50%, 5/09/05                                          20,000,000
 40,000,000   2.68%, 5/09/05 +                                        39,886,844
 30,000,000   2.00%, 5/11/05 +                                        29,933,333
 20,000,000   1.65%, 5/16/05                                          20,000,000
 20,000,000   2.75%, 5/16/05 +                                        19,931,250
 35,000,000   1.81%, 5/27/05                                          35,000,000

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON MONEY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                       --------------
              UNITED STATES GOVERNMENT AGENCIES
              & OBLIGATIONS (CONTINUED)
$25,000,000   2.32%, 9/30/05                                      $   25,000,000
                                                                  --------------
                                                                     359,528,400
                                                                  --------------

              United States Treasury Notes--1.2%
 30,000,000   1.625%, 4/30/05                                         29,992,061
 25,000,000   1.50%, 7/31/05                                          24,958,220
 25,000,000   1.625%, 9/30/05                                         24,945,258
                                                                  --------------
                                                                      79,895,539
                                                                  --------------

              Total United States Government Agencies and
              Obligations
              (Cost $1,287,625,889)                                1,287,625,889
                                                                  --------------

              CERTIFICATES OF DEPOSIT--17.1%
              Banks--14.9%
 40,000,000   Bank of Montreal
              2.656%, 1/06/06                                         39,985,782
 40,000,000   Bank of Nova Scotia
              2.67%, 4/11/05                                          40,000,000
 30,000,000   BNP Paribas
              2.965%, 6/21/05                                         30,000,000
 25,000,000   BNP Paribas
              2.765%, 6/22/05 FRN                                     24,997,456
 30,000,000   BNP Paribas
              3.11%, 9/08/05                                          30,000,000
 50,000,000   Calyon, NY
              2.74%, 5/18/05                                          50,000,000
 30,000,000   Danske Bank
              2.63%, 4/18/05                                          30,000,000
 30,000,000   Danske Bank
              2.75%, 4/18/05                                          30,000,000
 40,000,000   Dexia Banque S.A.
              2.685%, 5/03/05                                         40,000,000
 50,000,000   First Tennessee Bank
              2.55%, 4/12/05                                          50,000,000
 30,000,000   First Tennessee Bank
              2.77%, 4/15/05                                          30,000,000
 30,000,000   First Tennessee Bank
              3.00%, 6/28/05                                          30,000,000
 40,000,000   Fortis Bank
              2.10%, 4/04/05                                          40,000,000
 30,000,000   Fortis Bank
              2.49%, 4/05/05                                          30,000,000
 30,000,000   Lloyds TSB Bank PLC
              2.80%, 5/27/05                                          30,000,000
 25,000,000   Mercantile Safe Deposit & Trust
              2.78%, 4/22/05                                          25,000,000
 30,000,000   Mercantile Safe Deposit & Trust
              2.79%, 4/29/05                                          30,000,000

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON MONEY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
               CERTIFICATES OF DEPOSIT (CONTINUED)
$ 25,000,000   Mercantile Safe Deposit & Trust
               2.76%, 6/02/05                                     $   25,000,000
  15,000,000   Mercantile Safe Deposit & Trust
               2.47%, 10/05/05                                        15,000,000
  30,000,000   Rabobank Nederland
               2.515%, 4/25/05                                        30,000,000
  30,000,000   Rabobank Nederland
               2.80%, 5/03/05                                         30,000,000
  40,000,000   Rabobank Nederland
               2.73%, 2/16/06                                         39,984,900
  30,000,000   Royal Bank of Canada
               2.605%, 4/08/05                                        29,999,802
  40,000,000   Royal Bank of Canada
               2.79%, 4/29/05                                         40,000,000
  30,000,000   Societe Generale
               2.61%, 4/11/05                                         30,000,000
  40,000,000   Suntrust Atlanta
               2.82%, 5/25/05                                         40,000,000
  30,000,000   UBS Financial
               2.505%, 4/28/05                                        30,000,079
  40,000,000   Wells Fargo Bank
               2.82%, 5/09/05                                         40,000,000
  25,000,000   Wilmington Trust Co.
               2.72%, 5/04/05                                         25,000,000
                                                                  --------------
                                                                     954,968,019
                                                                  --------------

               Diversified Financial Services--2.2%
  25,000,000   American Express Centurion Bank
               2.65%, 4/06/05                                         25,000,000
  25,000,000   HBOS Treasury Services PLC
               2.555%, 4/12/05                                        25,000,000
  30,000,000   HBOS Treasury Services PLC
               2.50%, 4/20/05                                         30,000,000
  30,000,000   HBOS Treasury Services PLC
               2.64%, 6/06/05                                         30,000,000
  30,000,000   West  LB AG
               2.525%, 4/06/05                                        30,000,000
                                                                  --------------
                                                                     140,000,000
                                                                  --------------

               Total Certificates of Deposit
               (Cost $1,094,968,019)                               1,094,968,019
                                                                  --------------

               TIME DEPOSITS--8.6%
               Banking--3.9%
 175,000,000   Chase Manhattan Bank
               2.875%, 4/01/05                                       175,000,000

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON MONEY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
               TIME DEPOSITS (CONTINUED)
$ 73,486,000   Suntrust Atlanta
               2.81%, 4/01/05                                       $ 73,486,000
                                                                    ------------
                                                                     248,486,000
                                                                    ------------

               Foreign Banks, Branches and Agencies--4.7%
 150,000,000   Societe Generale
               2.875%, 4/01/05                                       150,000,000
 150,000,000   Westdeutsche Bank
               2.88%, 4/01/05                                        150,000,000
                                                                    ------------
                                                                     300,000,000
                                                                    ------------
               Total Time Deposits
               (Cost $548,486,000)                                   548,486,000
                                                                    ------------

               CORPORATE BONDS--5.5%
               Banks--4.6%
  40,000,000   Fifth Third Bank
               2.88%, 12/09/05 FRN                                    39,988,952
  15,000,000   Fortis Bank NY
               2.80%, 5/31/05 FRN                                     14,998,324
  40,000,000   Lloyds TSB Bank NY
               2.82%, 12/01/05 FRN                                    39,984,448
  20,000,000   National Bank of Commerce Tennessee
               2.80%, 7/13/05 FRN                                     20,001,453
  25,000,000   National City Bank
               2.71%, 2/09/06 FRN                                     24,999,528
  30,000,000   Royal Bank of Scotland
               2.775%, 6/20/05 FRN                                    29,998,005
  25,000,000   Societe Generale NY
               2.73%, 6/14/05 FRN                                     24,998,268
  30,000,000   Suntrust Bank
               2.935%, 12/12/05 FRN                                   29,995,428
  30,000,000   US Bank NA
               2.95%, 12/05/05 FRN                                    30,005,666
  20,000,000   Wachovia Bank
               2.52%, 10/11/05 FRN                                    19,995,597
  20,000,000   Westpac Bank NY
               2.785%, 5/26/05 FRN                                    19,999,390
                                                                    ------------
                                                                     294,965,059
                                                                    ------------

               Diversified Financial Services--0.9%
  25,000,000   American Express Credit Corp.
               2.86%, 6/24/05 FRN                                     25,002,844

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON MONEY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
               CORPORATE BONDS (CONTINUED)
$ 30,000,000   Rathgar Capital
               2.78%, 4/15/05 FRN                                   $ 29,999,806
                                                                    ------------
                                                                      55,002,650
                                                                    ------------

               Total Corporate Bonds
               (Cost $349,967,709)                                   349,967,709
                                                                    ------------

               REPURCHASE AGREEMENTS--20.4%
               Repurchase agreement with Barclay's Capital--4.7%
 300,000,000   2.83%, dated 3/31/05, due 4/01/05,
               repurchase price $300,023,583 (Collateral - FHLB
               Note, 2.375%, 4/05/06, FMAC Note, 0.00%, 7/26/05;
               aggregate market value plus accrued interest
               $306,000,194)                                         300,000,000
                                                                    ------------

               Repurchase agreement with Citigroup--4.7%
 300,000,000   2.83%, dated 3/31/05, due 4/01/05,
               repurchase price $300,023,583 (Collateral -
               FMAC Note, 3.375%, 4/15/09; aggregate
               market value plus accrued interest $306,000,832)      300,000,000
                                                                    ------------

               Repurchase agreement with Deutsche Bank AG--1.6%
 100,000,000   2.83%, dated 3/31/05, due 4/01/05,
               repurchase price $100,007,861 (Collateral - FMAC
               Notes, 4.00% - 5.00%, 9/15/14 - 4/15/34, GNMA
               Notes, 5.50%, 5/20/33 - 11/20/33; aggregate market
               value plus accrued interest $103,000,001)             100,000,000
                                                                    ------------

               Repurchase agreement with Goldman Sachs & Co. --
               4.7%
 300,000,000   2.83%, dated 3/31/05, due 4/01/05,
               repurchase price $300,023,583 (Collateral - ADBB
               Notes, 5.593% - 6.75%, 6/11/07 - 8/15/27, AFDB
               Note, 3.25%, 8/01/08, FFCB Note, 2.625%, 12/15/05,
               FHLB Note, 2.55%, 5/19/06, FMAC Notes, 2.00% -
               4.375%, 10/21/05 - 1/25/10, FNMA Note, 3.375%,
               5/15/07, IADB Notes, 3.50% - 6.125%, 1/18/06 -
               7/08/13, IFC Note, 3.75%, 6/30/09, RFCO Note,
               8.125%, 10/15/19, RFS Notes, 0.00%, 1/15/07 -
               7/15/17, WLDB Notes, 0.00% - 8.875%, 8/12/09 -
               2/15/35; aggregate market value plus accrued
               interest $306,000,194)                                300,000,000
                                                                    ------------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON MONEY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
               REPURCHASE AGREEMENTS (CONTINUED)
               Repurchase Agreement With Morgan Stanley--4.7%
$300,000,000   2.85%, dated 3/31/05, due 4/01/05,
               repurchase price $300,023,750 (Collateral -
               ADBB Note, 5.593%, 7/16/18, FNMA Notes,
               3.55% - 3.875%, 2/16/07 - 11/17/08;
               aggregate market value plus accrued
               interest $310,041,491)
                                                                 $  300,000,000
                                                                 --------------

               Total Repurchase Agreements
               (Cost $1,300,000,000)                              1,300,000,000
                                                                 --------------

               Total Investments
               (Cost $6,432,286,857) (a)--100.6%                  6,432,286,857
               Liabilities in excess of other assets--(0.6%)        (37,522,922)
                                                                 --------------
               Net Assets--100.0%                                $6,394,763,935
                                                                 ==============

+    Represents discounted rate at time of purchase for United
     States Government Agencies & Obligations.
(a) The cost stated also approximates the aggregate cost for Federal income tax purpose.
ADBB Asian Development Bank.
AFDB African Development Bank Board.
FFCB Federal Farm Credit Bank.
FHLB Federal Home Loan Bank.
FMAC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association.
FRN  Floating Rate Note. Coupon shown is in effect at March 31,
     2005. Date represents ultimate maturity date.
GNMA Government National Mortgage Association.
IADB Inter-American Development Bank.
IFC  International Finance Corp.
RFCO Resolution Funding Corp.
RFS  Resolution Funding Strip.
WLDB International Bank Recon. & Development.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON TREASURY MONEY FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                      --------------
               UNITED STATES GOVERNMENT AGENCIES &
                  OBLIGATIONS--55.6%
               United States Treasury Bills+--48.8%
$100,000,000   2.16%-2.59%, 4/07/05                               $   99,961,133
 100,000,000   2.18%-2.32%, 4/14/05                                   99,918,813
 100,000,000   2.30%-2.60%, 4/21/05                                   99,866,522
 100,000,000   2.22%-2.61%, 4/28/05                                   99,822,400
 105,000,000   2.31%-2.61%, 5/05/05                                  104,762,497
  90,000,000   2.34%-2.61%, 5/12/05                                   89,749,046
  90,000,000   2.34%-2.63%, 5/19/05                                   89,705,520
  90,000,000   2.46%-2.68%, 5/26/05                                   89,652,354
 100,000,000   2.57%-2.67%, 6/02/05                                   99,550,190
  70,000,000   2.63%-2.74%, 6/09/05                                   69,641,267
  60,000,000   2.64%-2.76%, 6/16/05                                   59,657,683
  35,000,000   2.75%, 6/30/05                                         34,758,938
  40,000,000   2.80%, 7/07/05                                         39,698,222
                                                                  --------------
                                                                   1,076,744,585
                                                                  --------------

               United States Treasury Notes--6.8%
  55,000,000   1.625%, 4/30/05                                        54,964,617
  10,000,000   1.25%, 5/31/05                                          9,989,640
  35,000,000   1.125%, 6/30/05                                        34,862,074
  25,000,000   1.50%, 7/31/05                                         24,958,220
  25,000,000   1.625%, 9/30/05                                        24,945,258
                                                                  --------------
                                                                     149,719,809
                                                                  --------------

               Total United States Government Agencies &
                  Obligations
               (Cost $1,226,464,394)                               1,226,464,394
                                                                  --------------

               REPURCHASE AGREEMENTS--44.6%
               Repurchase Agreement with Barclays Capital,
                  Inc.--9.5%
 210,000,000   2.64%, dated 3/31/05, due 4/01/2005,
               repurchase price $210,015,400 (Collateral -
               UST Bill, 0.00%, 5/26/05; UST Strips, 0.00%,
               11/15/16-5/15/27; aggregate market value plus
               accrued interest $214,200,991)                        210,000,000
                                                                  --------------

               Repurchase Agreement with Citigroup--9.0%
 200,000,000   2.60%, dated 3/31/05, due 4/01/2005,
               repurchase price $200,014,444 (Collateral -
               UST Note, 4.25%, 11/15/13; aggregate market
               value plus accrued interest $204,000,362)             200,000,000
                                                                  --------------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON TREASURY MONEY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     --------------
               REPURCHASE AGREEMENTS (CONTINUED)
               Repurchase Agreement with Deutsche Bank
                  AG--6.8%
$150,000,000   2.68%, dated 3/31/05, due 4/01/2005,
               repurchase price$150,011,167 (Collateral -
               UST Bond, 8.00%, 11/15/21; UST Strips,
               0.00%, 11/15/07-5/15/16;
               aggregate market value plus accrued
               interest $153,000,790)                            $  150,000,000
                                                                 --------------

               Repurchase Agreement with Goldman Sachs Group,
                  Inc.--9.8%
 213,960,000   2.66%, dated 3/31/05, due 4/01/2005,
               repurchase price $213,975,809 (Collateral - UST
               Bill, 0.00%, 4/28/05; aggregate market value
               plus accrued interest $218,239,499)                  213,960,000
                                                                 --------------

               Repurchase Agreement with Morgan Stanley--9.5%
 210,000,000   2.67%, dated 3/31/05, due 4/01/2005,
               repurchase price $210,015,575 (Collateral - UST
               Bill, 0.00%, 6/30/05; UST Bond, 9.875%,
               11/15/15; UST TIP, 3.625%, 4/15/28; aggregate
               market value plus accrued interest
               $235,634,326)                                        210,000,000
                                                                 --------------
               Total Repurchase Agreements
               (Cost $983,960,000)                                  983,960,000
                                                                 --------------

               Total Investments
               (Cost $2,210,424,394) (a)--100.2%                  2,210,424,394
               Liabilities in excess of other assets--(0.2%)         (3,833,366)
                                                                 --------------

               Net Assets--100.0%                                $2,206,591,028
                                                                 ==============

+ Coupon rate shown is the discounted rate at time of purchase for United States Treasury Bills.
TIPS Treasury Inflation Protected Securities.
(a) The cost stated also approximates the aggregate cost for federal income tax purposes.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                        MOODY'S
 PRINCIPAL                                               /S&P     INTEREST   MATURITY
  AMOUNT                                               RATINGS*     RATE       DATE        VALUE
-----------                                            --------   --------   --------   -----------
              SHORT-TERM MUNICIPAL BONDS--96.1%
              Education--1.8%
$ 1,400,000   Albany, New York, Individual
              Development Agency Civic Facility
              Revenue University Albany Foundation
              Student, Series C (a)                     Aaa/AAA    2.300%    11/01/32   $ 1,400,000
  1,775,000   East Greenbush, New York, Central
              School District, MBIA Insured + (a)       Aaa/NR     2.750     12/01/05     1,780,899
  2,335,000   New York State Dormitory Authority
              Revenue (Rockefeller University),
              Series A (a)                              Aaa/AAA    2.230      7/01/14     2,335,000
                                                                                        -----------
                                                                                          5,515,899
                                                                                        -----------

              General Obligations--20.7%
  1,000,000   Hempstead Town, New York, Series A,
              MBIA Insured +                            Aaa/AAA    2.250      8/01/05     1,002,506
    220,000   Hornell, New York, School District,
              FGIC Insured +                            Aaa/AAA    3.625      6/15/05       220,912
  3,020,000   Islip, New York, MBIA Insured +           Aaa/AAA    3.000      7/15/05     3,029,298
  4,000,000   Nassau County, New York, Series A         Aaa/AAA    5.000      7/01/05     4,034,487
  2,100,000   New York, New York, Series
              B-SubSeries B-6, MBIA Insured +           Aaa/AAA    2.180      8/15/05     2,100,000
  2,000,000   New York, New York, Series
              B2-SubSeries B-5, MBIA Insured +(a)       Aaa/AAA    2.180      8/15/11     2,000,000
  5,025,000   New York, New York, Series
              B2-SubSeries B5, MBIA Insured +(a)        Aaa/AAA    2.180      8/15/09     5,025,000
  2,000,000   New York, New York, Series
              H-SubSeries H-2, MBIA Insured (a) +       Aaa/AAA    2.180      8/01/13     2,000,000
  2,600,000   New York, New York, Series
              H-SubSeries H-2, MBIA Insured (a) +       Aaa/AAA    2.280      8/01/14     2,600,000
  3,300,000   New York, New York, Series
              H-SubSeries H-6 (a)                       Aaa/AAA    2.260      8/01/12     3,300,000
  9,350,000   New York, New York, Series J-
              SubSeries J2 (a)                          Aa2/AA     2.280      2/15/16     9,350,000
  4,000,000   New York, New York, Series J-
              SubSeries J3 (a)                          Aa2/AA-    2.280      2/15/16     4,000,000
  1,700,000   New York, New York, SubSeries A-6 (a)     Aaa/AAA    2.230      8/01/19     1,700,000
 12,500,000   New York, New York, SubSeries A-6 (a)     Aaa/AA+    2.260      8/01/31    12,500,000
    300,000   New York, New York, SubSeries A-10 (a)    Aa2/AA+    2.290      8/01/17       300,000
  8,000,000   New York, New York, SubSeries C-3 (a)     Aa2/AA     2.080      8/01/20     8,000,000
    450,000   New York, New York, SubSeries E5 (a)      Aa2/AA-    2.250      8/01/17       450,000
    500,000   New York, New York, SubSeries E5 (a)      Aa2/AA+    2.250      8/01/19       500,000
                                                                                        -----------
                                                                                         62,112,203
                                                                                        -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                         MOODY'S
 PRINCIPAL                                                /S&P     INTEREST   MATURITY
  AMOUNT                                                RATINGS*     RATE       DATE        VALUE
----------                                              --------   --------   --------   -----------
             SHORT-TERM MUNICIPAL BONDS (CONTINUED)
             Healthcare--4.8%
$7,000,000   New York State Dormitory Authority
             Revenue (Mental Health),
             SubSeries D-2B (a)                          Aaa/AAA    2.250%     2/15/31   $ 7,000,000
 3,400,000   New York State Dormitory Authority
             Revenue (Mental Health),
             SubSeries D-2D (a)                          Aaa/AAA    2.240      2/15/31     3,400,000
 2,000,000   New York State Dormitory Authority
             Revenue (Mental Health),
             SubSeries D-2F (a)                          A2/AA-     2.260      2/15/31     2,000,000
 2,000,000   New York State Dormitory Authority
             Revenue (Mental Health), Series F-2A,
             FSA Insured + (a)                           Aaa/AAA    2.280      2/15/21     2,000,000
                                                                                         -----------
                                                                                          14,400,000
                                                                                         -----------

             Housing--9.6%
 3,000,000   New York City Housing Development
             Corp., Multi-Family Housing Revenue,
             (Marseilles Apartments) (a)                  NR/AA     2.090     12/01/34     3,000,000
   900,000   New York City Housing Development
             Corp., Multi-Family Housing Revenue
             (Tribeca Towers), Series A (a)              NR/AAA     2.260     11/15/19       900,000
 6,500,000   New York State Housing Finance
             Agency
             Revenue, (101 West End) (a)                 Aaa/NR     2.310      5/15/31     6,500,000
 2,400,000   New York State Housing Finance
             Agency Revenue (750 6th Ave.), Series A
             (a)                                         Aaa/NR     2.310      5/15/31     2,400,000
 1,500,000   New York State Housing Finance
             Agency Revenue (East 39th St.), Series A
             (a)                                         Aaa/NR     2.310     11/15/31     1,500,000
   900,000   New York State Housing Finance
             Agency Revenue (Gethsemane
             Apartments), Series A (a)                   Aaa/NR     2.320      5/15/33       900,000
 1,800,000   New York State Housing Finance
             Agency Revenue (Normandie CT I
             Project) (a)                                Aaa/AA+    2.220      5/15/15     1,800,000
 5,800,000   New York State Housing Finance
             Agency Revenue (River Terrace Housing),
              Series A (a)                               Aaa/NR     2.280      5/15/34     5,800,000
 1,000,000   New York State Housing Finance
             Agency Revenue (Tribeca), Series A (a)      Aaa/NR     2.260     11/15/29     1,000,000
 1,000,000   New York State Housing Finance
             Agency Revenue, Series A (a)                Aaa/NR     2.260      5/01/29     1,000,000

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                         MOODY'S
 PRINCIPAL                                                /S&P     INTEREST   MATURITY
  AMOUNT                                                RATINGS*     RATE       DATE        VALUE
----------                                              --------   --------   --------   -----------
             SHORT-TERM MUNICIPAL BONDS (CONTINUED)
$4,000,000   New York State Housing Finance
             Agency Revenue, Series I (a)                NR/AA+     2.280%     3/15/31   $ 4,000,000
                                                                                         -----------
                                                                                          28,800,000
                                                                                         -----------

             Industrial Development Bonds--4.6%
 3,200,000   Babylon, New York, Industrial
             Development Agency Resource Revenue
             (Ogden Martin Project) (a)                  Aaa/AAA    2.260      1/01/19     3,200,000
 1,800,000   New York City Industrial Development
             Agency Civic Facility Revenue (National
             Audubon Society) (a)                         NR/AA     2.280     12/01/14     1,800,000
 2,000,000   New York City Industrial Development
             Agency Special Facility Revenue (Korean
             Air Lines C.O.), Series C (a)               Aaa/AAA    2.310     11/01/24     2,000,000
 4,200,000   Tompkins County, New York, Industrial
             Development
             Agency Revenue Civic Facility
             (Cornell University), Series A (a)          Aa1/AA+    2.240      7/01/30     4,200,000
 1,500,000   Tompkins County, New York, Industrial
             Development Agency Revenue, (Ithaca
             College) (a)                                Aaa/NR     2.300      7/01/34     1,500,000
   500,000   Troy, New York, Industrial
             Development Agency Civic Facility
             Revenue (Rensselaer Polytech), Series E
             (a)                                          A1/A+     2.270      4/01/37       500,000
   400,000   Yonkers, New York, Industrial
             Development Agency Civic Facility
             Revenue (Consumers Union Facility) (a)      Aa2/NR     2.300      7/01/19       400,000
                                                                                         -----------
                                                                                          13,600,000
                                                                                         -----------

             Other--1.6%
 2,000,000   New York City Trust for Cultural
             Resources, (Alvin Ailey Dance
             Foundation) (a)                             Aaa/AA+    2.240      7/01/33     2,000,000
 2,900,000   New York City Trust for Cultural
             Resources, (American Museum of Natural
             History), Series A, MBIA Insured + (a)      Aaa/AAA    2.260      4/01/21     2,900,000
                                                                                         -----------
                                                                                           4,900,000
                                                                                         -----------

             PreRefunded/Escrow/U.S.Guarantee--1.4%
 1,000,000   Long Island Power Authority, New York
             Electric System Revenue, FSA Insured +,
             ETM                                         Aaa/AAA    5.000      4/01/05     1,000,000

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                         MOODY'S
 PRINCIPAL                                                /S&P     INTEREST   MATURITY
  AMOUNT                                                RATINGS*     RATE       DATE        VALUE
----------                                              --------   --------   --------   ----------
             SHORT-TERM MUNICIPAL BONDS (CONTINUED)
$  500,000   Long Island Power Authority, New York
             Electric System Revenue, FSA Insured +,
             ETM                                         Aaa/AAA    4.000%     4/01/05   $  500,000
 1,000,000   New York State Dormitory Authority
             Revenue (Beth Israel Medical Center),
             MBIA Insured + (a)                          Aaa/AAA    6.000     11/01/15    1,041,834
   325,000   New York State Local Government
             Assistance Corp., Series A                  A1/AAA     5.400      4/01/05      325,000
 1,095,000   New York State Medical Care Facilities,
             Finance Agency Revenue, Mortgage
             Project Series-F, FHA Insured + (a)         Aa2/NR     6.200      8/15/15    1,131,836
                                                                                         ----------
                                                                                          3,998,670
                                                                                         ----------

             Special Tax--26.2%
 2,000,000   Buffalo, New York, Fiscal Stability
             Authority Anticipation Notes, Series A-1    MIG1/NR    3.000      5/16/05    2,003,744
 4,000,000   Buffalo, New York, Fiscal Stability
             Authority Anticipation Notes, Series A-1    MIG1/NR    3.000      9/01/05    4,023,184
 9,000,000   Metropolitan Transportation Authority,
             Dedicated Tax, Series B, FSA Insured +(a)   Aaa/AAA    2.250     11/01/22    9,000,000
   500,000   Municipal Assistance Corp. for New
             York City, New York, Series G               Aaa/AAA    6.000      7/01/05      505,095
 1,500,000   Municipal Assistance Corp. for
             New York City, New York, Series L           Aaa/AAA    6.000      7/01/05    1,515,924
 2,500,000   Nassau County, New York, Interim
             Finance Authority, Sales Tax Secured,
             Series B (a)                                Aaa/AAA    2.210     11/15/22    2,500,000
   345,000   New York City Transitional Finance
             Authority Revenue                           Aa1/AAA    5.250      2/01/06      354,038
 1,700,000   New York City Transitional Finance
             Authority Revenue, Adjustable-Future
             Tax, Sector D, Series A-1 (a)               Aa1/AAA    2.270     11/15/28    1,700,000
 1,675,000   New York City Transitional Finance
             Authority Revenue, Series 1-Sub 1D (a)      Aa2/AAA    2.280     11/01/22    1,675,000
 3,000,000   New York City Transitional Finance
             Authority Revenue, Series A (a)             Aa2/AA+    2.270      2/15/30    3,000,000
 3,000,000   New York City Transitional Finance
             Authority Revenue, Series C (a)             Aa1/AAA    2.220      2/01/32    3,000,000
 5,000,000   New York City Transitional Finance
             Authority Revenue, Series C (a)             Aa1/AAA    2.280      5/01/28    5,000,000
 9,900,000   New York City Transitional Finance
             Authority Revenue, SubSeries 2D (a)         Aa2/AA+    2.220     11/01/22    9,899,999
 7,000,000   New York State Local Government
             Assistance Corp., Series 3V, FGIC
             Insured + (a)                               Aaa/AAA    2.260      4/01/24    7,000,000

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                            MOODY'S
 PRINCIPAL                                                   /S&P      INTEREST   MATURITY
   AMOUNT                                                  RATINGS*      RATE       DATE        VALUE
-----------                                               ----------   --------   --------   -----------
              SHORT-TERM MUNICIPAL BONDS (CONTINUED)
$ 2,500,000   New York State Local Government
              Assistance Corp., Series 4V,
              FSA Insured + (a)                             Aaa/AAA     2.260%     4/01/22   $ 2,500,000
  2,000,000   New York State Local Government
              Assistance Corp., Series 8V,
              FSA Insured + (a)                             Aaa/AAA     2.250      4/01/19     2,000,000
  3,000,000   New York State Local Government
              Assistance Corp., Series B (a)                Aa3/A+      2.200      4/01/25     3,000,000
  3,800,000   New York State Local Government
              Assistance Corp., Series C (a)                Aaa/AA+     2.200      4/01/25     3,800,000
  6,100,000   New York State Local Government
              Assistance Corp., Series D (a)                Aa2/AA      2.200      4/01/25     6,100,000
  7,800,000   New York State Local Government
              Assistance Corp., Series G (a)                Aa3/A-      2.240      4/01/25     7,800,000
  2,000,000   Puerto Rico Commonwealth Tax &
              Revenue Anticipation Notes                  MIG1/SP-1+    3.000      7/29/05     2,008,750
                                                                                             -----------
                                                                                              78,385,734
                                                                                             -----------

              State Appropriation--5.8%
 13,000,000   Jay Street Development Corp., New
              York Courts Facility Lease Revenue,
              Series A-1 (a)                                Aaa/AA+     2.280      5/01/22    13,000,000
  1,000,000   New York State Thruway Authority
              General Revenue                               Aa3/AA-     5.500      1/01/06     1,024,432
  3,400,000   New York State Thruway Authority
              General Revenue, Series A                   MIG1/SP-1+    2.250     10/06/05     3,402,563
                                                                                             -----------
                                                                                              17,426,995
                                                                                             -----------

              Transportation--8.5%
    400,000   Grand Central, New York, District
              Management Association, Inc.,
              New York                                      Aa3/NR      3.000      1/01/06       402,520
  1,700,000   Niagara Falls, New York, Bridge
              Community Toll Revenue, Series A,
              FGIC Insured + (a)                            Aaa/AAA     2.260     10/01/19     1,700,000
    400,000   Niagara Falls, New York, Bridge
              Community Toll Revenue, Series B,
              MBIA Insured +                                Aaa/AAA     2.000     10/01/05       399,897
  8,200,000   Port Authority NY and NJ Special
              Obligation Revenue, (Versatile Structure
              Obligation), Series 2 (a)                      A2/A+      2.240      5/01/19     8,199,999
  1,520,000   Port Authority NY and NJ Special
              Obligation Revenue, (Versatile Structure
              Obligation), Series 5 (a)                      A2/A+      2.300      8/01/24     1,520,000

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                            MOODY'S
 PRINCIPAL                                                   /S&P      INTEREST   MATURITY
  AMOUNT                                                   RATINGS*      RATE       DATE        VALUE
----------                                                ----------   --------   --------   -----------
             SHORT-TERM MUNICIPAL BONDS (CONTINUED)
$6,900,000   Triborough Bridge & Tunnel Authority,
             General Purpose, Series B, AMBAC
             Insured + (a)                                  Aaa/AAA     2.270%     1/01/32   $ 6,900,000
 2,600,000   Triborough Bridge & Tunnel Authority,
             General Purpose, Series F (a)                  Aa2/AA-     2.280     11/01/32     2,600,000
 1,000,000   Triborough Bridge & Tunnel Authority,
             Special Obligation Revenue, Series C,
             FSA Insured + (a)                              Aaa/AAA     2.270      1/01/31     1,000,000
 2,800,000   Triborough Bridge & Tunnel Authority,
             Special Obligation Revenue, Series D,
             FSA Insured + (a)                              Aaa/AAA     2.270      1/01/31     2,800,000
                                                                                             -----------
                                                                                              25,522,416
                                                                                             -----------

             Utilities--11.1%
 2,000,000   Erie County, Water Authority, New
             York, Water System Revenue, Series A,
             AMBAC Insured +(a)                             Aaa/AAA     2.260     12/01/16     2,000,000
 1,250,000   Erie County, Water Authority, New
             York, Water System Revenue, Series B,
             AMBAC Insured +(a)                             Aaa/AAA     2.260     12/01/16     1,250,000
   795,000   Great Neck North Water Authority, New
             York, Water System Revenue, Series A,
             FGIC Insured +(a)                              Aaa/AAA     2.270      1/01/20       795,000
 4,000,000   Long Island Power Authority, New York
             Electric System Revenue, Series G, FSA
             Insured +(a)                                   Aaa/AAA     2.270     12/01/29     4,000,000
 3,000,000   Long Island Power Authority, New York
             Electric System Revenue, Sub-Series 1A(a)      Aaa/AA+     2.280      5/01/33     3,000,000
 3,400,000   Long Island Power Authority, New York
             Electric System Revenue, Sub-Series 1B (a)     Aa2/AA      2.280      5/01/33     3,400,000
 4,600,000   New York City Municipal Water
             Finance Authority, Water & Sewer
             System Revenue, Series C, FGIC
             Insured+ (a)                                   Aaa/AAA     2.240      6/15/23     4,600,000
 4,500,000   New York State Energy Research &
             Development Authority, Pollution
             Control Revenue (Orange & Rockland
             Project), Series A (a)                         Aaa/AAA     2.260     10/01/14     4,500,000
 4,500,000   New York State Energy Research &
             Development Authority, Pollution
             Control Revenue (Orange & Rockland
             Utilities), Series A, AMBAC Insured + (a)      Aaa/AAA     2.260      8/01/15     4,500,000
 5,300,000   Suffolk County, New York, Water
             Authority (a)                                  NR/AA-      2.220      1/01/08     5,300,000
                                                                                             -----------
                                                                                              33,345,000
                                                                                             -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

                                                            MOODY'S
 PRINCIPAL                                                   /S&P      INTEREST   MATURITY
  AMOUNT                                                   RATINGS*      RATE       DATE         VALUE
----------                                                ----------   --------   --------   ------------
             Total Short-Term Municipal Bonds
             (Cost $288,006,917)                                                             $288,006,917
                                                                                             ------------

             COMMERCIAL PAPER--0.7%
             Utilities--0.7%
$2,000,000   New York State Environmental
             (Cost $2,000,000)                               NR/AA     1.900%      4/05/05      2,000,000
                                                                                             ------------

  NUMBER
 OF SHARES
----------
             MONEY MARKET FUNDS--3.4%
 5,208,814   ACM Institutional Reserves
             (Prime Portfolio)                               NR/NR     2.560(b)                 5,208,814
 5,000,000   ACM Institutional Reserves
             (Government Portfolio)                          NR/NR     2.530(b)                 5,000,000
                                                                                             ------------
             Total Money Market Funds
             (Cost $10,208,814)                                                                10,208,814
                                                                                             ------------

             Total Investments
             (Cost $300,215,731) (c)--100.2%                                                  300,215,731
             Liabilities in excess of other assets--(0.2%)                                       (641,603)
                                                                                             ------------
             Net Assets--100.0%                                                              $299,574,128
                                                                                             ============

AMBAC   American Municipal Bond Assurance.
FGIC    Financial Guaranty Insurance Company.
FHA     Federal Housing Authority.
FSA     Financial Security Assurance.
MBIA    Municipal Bond Investor Assurance.
NR      Not rated.
+ Insured or guaranteed by the indicated municipal bond insurance corporation.
*       Unaudited.
(a) Seven day or less variable rate demand note, rate shown is interest rate in effect at March 31, 2005. Maturity date represents ultimate maturity.
(b)     Represents annualized 7 day yield at March 31, 2005.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON ENHANCED INCOME FUND
Schedule of Investments

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
             ASSET-BACKED SECURITIES--55.7%
             Auto Floor Plan Asset-Backed Securities--1.3%
$3,000,000   Ford Credit Floorplan Master Owner Trust,
             Series 2004-1, Class A
             2.85%, 7/15/09 FRN                                       $3,003,154
                                                                      ----------

             Automobile Asset-Backed Securities--29.8%
 1,094,623   Americredit Automobile
             Receivables Trust,
             Series 2002-D, Class A3
             2.72%, 4/12/07                                            1,094,578
 2,079,122   Capital Auto Receivables,
             Asset Trust,
             Series 2003-2, Class A3B
             2.85%, 2/15/07 FRN                                        2,080,821
 1,947,912   Capital One Auto Finance Trust,
             Series 2002-C, Class A3A
             2.65%, 4/16/07                                            1,946,870
 3,346,046   Capital One Prime Auto Receivables
             Trust,
             Series 2003-2, Class A3
             2.89%, 9/17/07 FRN                                        3,349,450
 1,987,393   Ford Credit Auto Owner Trust,
             Series 2003-A, Class A3B
             2.87%, 7/17/06 FRN                                        1,988,872
 4,010,530   Ford Credit Auto Owner Trust,
             Series 2004-A, Class A2
             2.13%, 10/15/06                                           3,997,382
 2,250,509   GS Auto Loan Trust,
             Series 2004-1, Class A2
             1.50%, 9/15/06                                            2,245,362
 1,847,399   Harley-Davidson Motorcycle Trust,
             Series 2003-4, Class A1
             1.47%, 4/15/08                                            1,835,873
 3,171,498   Harley-Davidson Motorcycle Trust,
             Series 2004-2, Class A1
             2.18%, 1/15/09                                            3,145,690
 3,836,088   Honda Auto Receivables Owner Trust,
             Series 2004-2, Class A2
             2.52%, 2/15/07                                            3,826,788
 5,000,000   Honda Auto Receivables Owner Trust,
             Series 2004-3, Class A2
             2.48%, 5/18/07                                            4,968,966
   951,396   M&I Auto Loan Trust,
             Series 2002-1, Class A3
             2.49%, 10/22/07                                             950,888
 4,329,571   Nissan Auto Lease Trust,
             Series 2003-A, Class A3A
             2.95%, 6/15/09 FRN                                        4,336,832

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON ENHANCED INCOME FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                          -----------
              ASSET-BACKED SECURITIES (CONTINUED)
$ 5,000,000   Nissan Auto Lease Trust,
              Series 2004-A, Class A2
              2.55%, 1/15/07                                         $ 4,976,346
  1,228,314   Onyx Acceptance Auto Trust,
              Series 2004-A, Class A2
              1.52%, 11/15/06                                          1,226,873
  2,379,415   Toyota Auto Receivables Owner Trust,
              Series 2003-B, Class A3
              2.84%, 8/15/07 FRN                                       2,381,439
    193,245   USAA Auto Owner Trust,
              Series 2002-1, Class A3
              2.41%, 10/16/06                                            193,236
  4,000,000   USAA Auto Owner Trust,
              Series 2004-2, Class A2
              2.41%, 2/15/07                                           3,989,585
  5,000,000   USAA Auto Owner Trust,
              Series 2004-3, Class A2
              2.79%, 6/15/07                                           4,978,783
 10,000,000   Volkswagen Auto Lease Trust,
              Series 2004-A, Class A4B
              2.95%, 8/20/10 FRN                                      10,015,624
  1,019,598   WFS Financial Owner Trust,
              Series 2003-1, Class A3
              2.03%, 8/20/07                                           1,017,395
  5,000,000   WFS Financial Owner Trust,
              Series 2004-1, Class A3
              2.19%, 6/20/08                                           4,930,782
                                                                     -----------
                                                                      69,478,435
                                                                     -----------

              Credit Card Asset-Backed Securities--8.0%
  5,000,000   Capital One Multi-Asset Execution Trust,
              Series 2004-A6, Class A6
              3.05%, 4/15/10                                           5,007,391
  5,000,000   Chase Credit Card Master Trust,
              Series 2002-4, Class A
              2.86%, 10/15/07 FRN                                      5,003,647
  1,500,000   Citibank Credit Card Issuance Trust,
              Series 2003-A2, Class A2
              2.70%, 1/15/08                                           1,489,989
  4,000,000   Citibank Credit Card Issuance Trust,
              Series 2004-A1, Class A1
              2.55%, 1/20/09                                           3,894,716
  3,130,000   Wachovia Credit Card Master Trust,
              Series 2000-1, Class A
              2.96%, 12/17/07 FRN                                      3,133,447
                                                                     -----------
                                                                      18,529,190
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON ENHANCED INCOME FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             ASSET-BACKED SECURITIES (CONTINUED)
             Home Equity Asset-Backed Securities--0.4%
$  748,784   GSAMP Trust,
             Series 2004-FM1, Class A2A
             3.08%, 11/25/33 FRN                                     $   749,245
    99,430   Residential Asset Securities Corp.,
             Series 2003-KS9, Class AI1
             3.01%, 2/25/21 FRN                                           99,497
                                                                     -----------
                                                                         848,742
                                                                     -----------

             Other Asset-Backed Securities--10.9%
   599,986   Ameriquest Mortgage Securities, Inc.,
             Series 2004-R2, Class A2
             2.94%, 4/25/34 FRN                                          600,347
 4,310,141   CIT Equipment Collateral,
             Series 2003-EF1, Class A3
             3.01%, 1/20/08 FRN                                        4,315,944
 5,000,000   CIT Equipment Collateral,
             Series 2005-VT1, Class A1
             3.0728%, 3/20/06                                          5,000,000
 5,000,000   CNH Equipment Trust
             Series 2004-A, Class A2
             2.42%, 3/15/07                                            4,967,640
   518,947   Long Beach Mortgage Loan Trust,
             Series 2004-1, Class A4
             2.98%, 3/25/34 FRN                                          519,283
 2,000,000   Residential Asset Mortgage Products, Inc.,
             Series 2003-RS7, Class AI3
             3.68%, 9/25/27                                            1,996,551
 5,066,565   Residential Asset Mortgage Products, Inc.,
             Series 2003-RS7, Class AIIB
             3.19%, 8/25/33                                            5,083,548
   117,516   Residential Asset Mortgage Products, Inc.,
             Series 2003-RS11, Class AI1
             3.04%, 3/25/23 FRN                                          117,595
 1,303,601   Residential Asset Mortgage Products, Inc.,
             Series 2004-RS2, Class AI1
             2.98%, 1/25/24 FRN                                        1,304,447
 1,537,911   Residential Asset Securities Corp.,
             Series 2003-KS11, Class AIIB
             3.15%, 1/25/34 FRN                                        1,542,930
    29,881   Specialty Underwriting & Residential
             Finance,
             Series 2003-BC4, Class A3A
             3.05%, 11/25/34 FRN                                          29,901
                                                                     -----------
                                                                      25,478,186
                                                                     -----------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON ENHANCED INCOME FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
             ASSET-BACKED SECURITIES (CONTINUED)
             Student Loan Asset-Backed Securities--5.3%
$5,000,000   College Loan Corp. Trust,
             Series 2003-2, Class A2
             2.84%, 1/25/12 FRN                                     $  5,015,875
 5,000,000   College Loan Corp. Trust,
             Series 2004-1, Class A1
             2.75%, 4/25/11 FRN                                        5,005,235
 2,247,824   SLM Student Loan Trust,
             Series 2004-5, Class A1
             2.70%, 1/25/10 FRN                                        2,249,182
                                                                    ------------
                                                                      12,270,292
                                                                    ------------

             Total Asset-Backed Securities
             (Cost $129,626,862)                                     129,607,999
                                                                    ------------

             UNITED STATES GOVERNMENT AGENCIES &
             OBLIGATIONS--24.7%
             Federal Farm Credit Bank--1.1%
 2,500,000   2.10%, 9/02/05                                            2,490,335
                                                                    ------------

             Federal Home Loan Bank--4.5%
 3,560,000   2.04%, 8/26/05                                            3,546,458
 2,000,000   2.47%, 11/25/05                                           1,987,130
 5,000,000   3.50%, 1/18/07                                            4,962,705
                                                                    ------------
                                                                      10,496,293
                                                                    ------------

             Federal Home Loan Mortgage Corp.--7.4%
 5,000,000   2.925%, 9/09/05 FRN                                       5,000,459
 2,500,000   2.875%, 9/15/05                                           2,496,508
 5,000,000   2.26%, 12/30/05                                           4,952,450
 5,000,000   3.00%, 11/17/06                                           4,931,565
                                                                    ------------
                                                                      17,380,982
                                                                    ------------

             Federal National Mortgage Association--2.1%
 5,000,000   2.125%, 10/05/06                                          4,872,495
                                                                    ------------

             United States Treasury Notes--9.6%
 7,500,000   1.875%, 11/30/05                                          7,435,553
 7,500,000   1.875%, 12/31/05                                          7,424,415
 7,500,000   1.875%, 1/31/06                                           7,412,115
                                                                    ------------
                                                                      22,272,083
                                                                    ------------

             Total United States Government Agencies &
             Obligations
             (Cost $57,851,046)                                       57,512,188
                                                                    ------------

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON ENHANCED INCOME FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                          -----------
              COLLATERALIZED MORTGAGE OBLIGATIONS--13.8%
              Federal Home Loan Mortgage Corp.--6.1%
$ 1,923,796   FHLMC,
              Series 2617, Class UA
              3.00%, 6/15/09                                         $ 1,919,410
  4,912,094   FHLMC Stated Final,
              Series SF2, Class GB
              2.02%, 12/15/08                                          4,838,616
  5,365,569   FHLMC Stated Final,
              Series SF4, Class B
              2.37%, 12/15/09                                          5,219,304
    614,166   FHLMC Structured Pass
              Through Securities,
              Series H010, Class A1
              1.582%, 9/15/08                                            605,574
    476,739   FHLMC Structured Pass
              Through Securities,
              Series H005, Class A2
              2.55%, 8/15/07 FRN                                         473,869
  1,098,617   FHLMC Structured Pass
              Through Securities,
              Series H009, Class A2
              1.876%, 3/15/08                                          1,081,853
    160,140   FHLMC Structured Pass
              Through Securities,
              Series H011, Class A1
              1.584%, 11/15/08                                           159,456
                                                                     -----------
                                                                      14,298,082
                                                                     -----------

              Federal National Mortgage Association --0.9%
  1,288,179   FNMA,
              Series 2004-1, Class GK
              3.00%, 12/25/12                                          1,279,060
    743,433   FNMA,
              Series 2003-43, Class LA
              3.00%, 3/25/24                                             738,745
                                                                     -----------
                                                                       2,017,805
                                                                     -----------

              Whole Loan Collateral CMO--6.8%
  1,058,414   Granite Mortgages PLC,
              Series 2003-1, Class 1A2
              2.86%, 1/20/20 FRN                                       1,059,287
 10,000,000   Holmes Financing PLC,
              Series 2004-1, Class 2A
              2.85%, 7/15/07 FRN                                      10,007,533

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

BNY HAMILTON ENHANCED INCOME FUND
Schedule of Investments (Continued)

March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                              VALUE
----------                                                         ------------
             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$4,801,303   Washington Mutual, Inc.,
             Series 2004-AR7, Class A1
             2.338%, 7/25/34                                       $  4,787,864
                                                                   ------------
                                                                     15,854,684
                                                                   ------------

             Total Collateralized Mortgage Obligations
             (Cost $32,726,674)                                      32,170,571
                                                                   ------------

             CORPORATE BONDS--2.9%
             Chemicals and Allied Products--0.8%
 2,000,000   Chevron Texaco Capital Co.
             3.50%, 9/17/07                                           1,969,720
                                                                   ------------

             Diversified Financial Services--2.1%
 5,000,000   John Deere Capital Corp.
             2.95%, 8/24/06
                                                                      5,003,825
                                                                   ------------

             Total Corporate Bonds
             (Cost $6,966,880)                                        6,973,545
                                                                   ------------

  NUMBER
OF SHARES
----------
             MONEY MARKET FUND--5.4%
12,490,317   BNY Hamilton Money Fund
             (Hamilton Shares), 2.48% (a)
             (Cost $12,490,317)                                      12,490,317
                                                                   ------------

             Total Investments
             (Cost $239,661,779) (b)--102.5%                        238,754,620
             Liabilities in excess of other assets--(2.5%)           (5,891,767)
                                                                   ------------
             Net Assets--100.0%                                    $232,862,853
                                                                   ============

FRN  Floating Rate Note. Coupon shown is in effect at March 31, 2005.
(a)  Represents annualized 7 day yield at March 31, 2005.
(b) The cost stated also approximates the aggregated cost for Federal income tax purposes. At March 31, 2005, net unrealized depreciation was $907,159 based on cost for Federal income tax purposes. This consist of aggregate gross unrealized appreciation of $104,239 and aggregate gross unrealized depreciation of $1,011,398.

See previously submitted Notes to Financial Statements in the annual report dated December 31, 2004.

Item 2. Controls and Procedures.

a) The President (principal executive officer) and the Treasurer (principal financial officer) of the BNY Hamilton Funds, Inc. ("Funds") have concluded that, as of the date within 90 days of the filing date of this report on Form N-Q, there were no significant deficiencies in the design or operation of the internal controls of the Funds or The Bank of New York ("BNY"), the investment adviser and sub-administrator of the Funds, or BNY Hamilton Distributors, a subsidiary of BISYS Fund Services, Inc. ("Bisys") which acts as - administrator and distributor for the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Funds, or BNY or Bisys on behalf of the Funds, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Funds have identified no material weaknesses in such internal controls on behalf of the Funds. There was no fraud, whether or not material, involving officers or employees of BNY, Bisys, or the Funds who have a significant role in the Funds' internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of BNY or the officers of the Funds, including its President and Treasurer.

b) There were no significant changes in the Funds and BNY's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or BNY's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or BNY during such period.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY HAMILTON FUNDS, INC.


By: /s/ Kevin J. Bannon
    -----------------------------------------
    Kevin J. Bannon
    President and Principal Executive Officer

Date: May 26, 2005


By: /s/ Guy Nordahl
    -----------------------------------------
    Guy Nordahl
    Treasurer and Principal Financial Officer

Date: May 26, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Kevin J. Bannon
    -----------------------------------------
    Kevin J. Bannon
    President and Principal Executive Officer

Date: May 26, 2005


By: /s/ Guy Nordahl
    -----------------------------------------
    Guy Nordahl
    Treasurer and Principal Financial Officer

Date: May 26, 2005